Vanguard® Limited-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.5%)
Alabama (6.7%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2026	1,250	1,263
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2027	1,410	1,460
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	1,365	1,447
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	2,230	2,417
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/2033	5,200	5,210
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	3,845	4,008
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (CREEL Road Apartments Project) PUT	3.125%	3/1/2028	1,310	1,316
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	4,040	4,105
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Fred Marshall Court Project) PUT	3.150%	6/1/2028	600	603
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	530	533
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	1,200	1,208
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	10,000	10,038
[1]	Alabama State University College & University Revenue	5.000%	9/1/2028	200	213
[1]	Alabama State University College & University Revenue	5.000%	9/1/2029	375	407
[1]	Alabama State University College & University Revenue	5.000%	9/1/2030	210	232
[1]	Alabama State University College & University Revenue	5.000%	9/1/2031	775	870
[1]	Alabama State University College & University Revenue	5.000%	9/1/2032	1,035	1,175
[1]	Alabama State University College & University Revenue	5.000%	9/1/2033	2,515	2,886
	Auburn University College & University Revenue	5.000%	6/1/2029	2,250	2,444
	Auburn University College & University Revenue	5.000%	6/1/2029	1,750	1,901
	Auburn University College & University Revenue	5.000%	6/1/2030	3,000	3,327
	Auburn University College & University Revenue	5.000%	6/1/2030	1,000	1,109
	Auburn University College & University Revenue	5.000%	6/1/2031	5,565	6,288
	Auburn University College & University Revenue	5.000%	6/1/2031	1,960	2,215
	Auburn University College & University Revenue	5.000%	6/1/2032	3,500	4,018
	Auburn University College & University Revenue	5.000%	6/1/2032	2,250	2,583
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,480	1,505
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,780	1,842
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,855	1,954
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	2,255	2,446
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	915	1,011
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2027	1,510	1,565
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2030	800	875
	Birmingham-Jefferson Civic Center Authority Miscellaneous Taxes Revenue	3.000%	7/1/2026	1,470	1,470
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	2,000	2,021
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2026	4,435	4,469
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2026	1,955	1,985
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/2027	1,250	1,268
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	3,455	3,555
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2027	4,785	4,866
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	2,065	2,136
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2027	2,300	2,346
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/2028	2,575	2,635
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	2,205	2,309
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/2028	1,015	1,067
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	2,295	2,409
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2028	2,750	2,827
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2029	3,500	3,742
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2029	545	579
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2029	2,370	2,522
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2029	2,150	2,290
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2030	4,000	4,335
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2030	750	802
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2030	700	748
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2030	7,785	8,359
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2030	14,000	15,087
[3]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2030	510	546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2031	750	806
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2031	6,000	6,437
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2031	12,000	13,039
[3]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	1,200	1,294
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2032	800	859
[3]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2032	2,750	2,972
[3]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2033	3,330	3,622
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	124,575	125,940
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2026	3,095	3,110
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2027	3,220	3,254
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2028	6,770	6,881
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2029	6,975	7,124
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	93,315	95,327
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	500	504
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	12/1/2027	1,000	1,038
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2031	4,050	4,379
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2032	4,140	4,505
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2033	7,025	7,667
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	30,060	31,343
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	16,600	17,841
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	104,240	108,892
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	18,350	19,400
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	41,795	44,326
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	16,230	17,403
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	14,050	15,066
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/2026	775	776
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2026	28,125	28,309
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	122,350	123,691
[4]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.630%	10/1/2052	9,250	9,177
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	55,510	56,218
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	53,895	54,714
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	32,075	33,815
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	8,900	9,527
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	4,000	4,313
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	57,750	62,036
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	8,660	8,859
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	33,270	35,831
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	43,985	47,451
[4]	Black Belt Energy Gas District Natural Gas Revenue, 67% of SOFR + 1.400%	3.839%	7/1/2052	3,620	3,651
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2026	975	986
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2027	1,100	1,138
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2031	6,220	6,568
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2031	5,055	5,355
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2032	6,530	6,906
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2032	5,005	5,304
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2033	6,855	7,220
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	100,965	106,518
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2030	1,450	1,578
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2030	800	856
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2030	1,450	1,590
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2030	750	807
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2031	1,500	1,654
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2031	700	757
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2031	2,000	2,162
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2031	1,500	1,653
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2031	1,000	1,084
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2032	800	864
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2032	2,025	2,198
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2033	2,100	2,283
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	4,185	4,565
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	22,000	24,292
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	37,120	40,274
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,090	2,099
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	25,000	27,341
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	210	210
	Jacksonville State University College & University Revenue	4.000%	12/1/2026	550	555
	Jacksonville State University College & University Revenue	4.000%	12/1/2027	1,000	1,018
	Jacksonville State University College & University Revenue	5.000%	12/1/2028	1,745	1,839

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jefferson County AL Sales Tax Revenue	5.000%	9/15/2026	1,400	1,422
Jefferson County AL Sales Tax Revenue	5.000%	9/15/2031	7,500	7,708
Jefferson County AL Sales Tax Revenue	5.000%	9/15/2032	1,000	1,027
Jefferson County AL Sewer Revenue	5.000%	10/1/2028	2,500	2,657
Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,730	1,875
Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,900	3,196
Jefferson County AL Sewer Revenue	5.000%	10/1/2031	5,805	6,495
Jefferson County AL Sewer Revenue	5.000%	10/1/2032	4,575	5,181
Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2027	4,070	4,188
Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	5,095	5,538
Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2031	750	800
Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2032	825	883
Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	47,525	50,577
Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/2026	6,905	6,923
Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.300%	3/12/2026	9,890	9,896
Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	5,000	5,088
Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2026	3,165	3,171
Montgomery AL GO	3.000%	12/1/2026	15	15
Montgomery AL GO	3.000%	12/1/2027	925	928
Montgomery AL GO	3.000%	12/1/2028	1,850	1,867
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2027	300	312
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2028	560	597
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2029	440	480
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2032	525	603
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2033	355	413
Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	500	547
Prattville Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	515	523
Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	7,090	7,198
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2026	1,360	1,365
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2027	1,860	1,906
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2028	3,000	3,138
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2029	4,500	4,786
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2030	4,500	4,810
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	25,000	26,805
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2026	400	402
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2026	425	431
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2027	1,250	1,278
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2027	605	624
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2028	1,250	1,298
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2028	605	633
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2029	2,250	2,371
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2029	1,360	1,443
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2030	5,000	5,342
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2030	2,905	3,123
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	10,160	10,876
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2026	285	287
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2027	375	381
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2027	375	384
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2028	415	427
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2028	625	649
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2029	655	684
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2029	225	238
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2029	825	867
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2030	590	623
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2030	200	214
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2030	625	663
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2031	2,000	2,130
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2031	340	367
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2031	1,500	1,604
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	19,800	21,822
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	40,405	42,761
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	17,590	18,312
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2026	1,865	1,899
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2027	3,120	3,245
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2028	1,000	1,053
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2028	3,785	4,018
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2029	1,000	1,067
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2029	4,630	4,992
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	125,000	135,713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2030	1,500	1,615
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2030	7,550	8,236
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2031	1,400	1,517
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2031	15,440	17,037
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2032	8,800	9,798
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2033	17,385	19,492
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2034	9,795	10,984
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2026	700	706
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2027	3,055	3,104
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2028	4,825	4,929
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	39,430	40,178
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2026	750	752
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2027	2,420	2,447
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2028	3,985	4,059
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	500	504
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2028	2,910	3,070
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/2029	2,810	2,986
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2029	6,045	6,478
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	16,890	18,059
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	19,000	19,785
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	89,115	94,371
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	15,605	16,535
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	35,000	37,423
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	53,470	57,699
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	6,170	6,776
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,000	2,028
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,435	1,453
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	2,380	2,409
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2026	800	814
[1]	University of South Alabama College & University Revenue	5.000%	4/1/2027	750	772
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2031	1,000	1,037
[1]	University of South Alabama College & University Revenue	5.000%	11/1/2031	1,000	1,015
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	8,145	8,292
					2,281,417
Alaska (0.4%)
	Alaska GO	5.000%	8/1/2027	1,000	1,040
	Alaska GO	5.000%	8/1/2028	1,000	1,066
	Alaska GO	5.000%	8/1/2029	1,000	1,092
	Alaska GO	5.000%	8/1/2029	1,250	1,365
	Alaska GO	5.000%	8/1/2030	1,315	1,467
	Alaska GO	5.000%	8/1/2031	1,000	1,135
	Alaska GO	5.000%	8/1/2032	1,505	1,733
	Alaska GO	5.000%	8/1/2032	1,845	2,124
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/2048	2,685	2,713
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/2052	4,785	5,072
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2054	3,765	4,103
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,805	1,991
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2026	345	348
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2026	460	470
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2027	375	388
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2027	385	403
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2028	390	412
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2028	360	385
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2029	925	1,001
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2029	975	1,066
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2030	875	966
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2029	680	736
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2029	700	766
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2030	1,250	1,381
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2030	1,000	1,115
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2031	1,000	1,123
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2031	2,000	2,264
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/2026	4,940	4,956
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/2031	3,970	4,072
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/2033	1,300	1,326
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2026	510	519
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2026	1,000	1,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	625	652
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	1,485	1,548
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,265	1,353
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,250	1,337
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	395	433
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	915	1,002
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2030	550	614
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2030	1,610	1,797
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2031	1,900	2,153
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	2,330	2,678
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	1,860	2,138
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2028	700	750
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2029	225	246
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2030	250	279
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2031	500	568
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2032	450	518
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	1,390	1,477
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	2,540	2,699
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	2,075	2,253
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	725	787
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	935	1,033
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	3,660	4,044
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2031	1,225	1,376
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	2,490	2,834
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	1,065	1,212
	Municipality of Anchorage AK GO	5.000%	9/1/2028	1,430	1,525
	Municipality of Anchorage AK GO	5.000%	9/1/2028	1,165	1,242
	Municipality of Anchorage AK GO	5.000%	9/1/2029	3,010	3,284
	Municipality of Anchorage AK GO	5.000%	9/1/2029	1,220	1,331
	Municipality of Anchorage AK GO	5.000%	9/1/2030	3,160	3,520
	Municipality of Anchorage AK GO	5.000%	9/1/2031	3,315	3,760
	Municipality of Anchorage AK GO	5.000%	9/1/2031	2,700	3,062
	North Slope Borough AK GO	5.000%	6/30/2026	1,270	1,284
	North Slope Borough AK GO	5.000%	6/30/2028	2,005	2,132
	North Slope Borough AK GO	5.000%	6/30/2029	2,270	2,468
	North Slope Borough AK GO	5.000%	6/30/2030	1,210	1,343
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	2,200	2,214
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	3,950	4,055
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,155	3,350
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,785	1,917
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,000	1,081
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,750	1,879
					124,843
American Samoa (0.0%)
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2026	220	222
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2027	275	281
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	235	243
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	235
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	286
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2032	1,235	1,314
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	1,010	1,079
					3,660
Arizona (1.1%)
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2030	1,110	1,236
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2031	1,500	1,701
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2032	3,000	3,455
[6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	2/2/2026	8,910	8,910
[4]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.530%	1/1/2046	3,950	3,930
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	750	761
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	150	150
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2028	850	867
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	10,920	11,456
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	5,500	5,874
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2030	500	528
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.000%	7/1/2029	975	975
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2032	325	335
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2026	125	126
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2027	160	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2028	125	131
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2026	1,210	1,213
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2026	220	220
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2028	230	229
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2029	250	249
[5]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	4.000%	12/15/2030	1,625	1,634
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	125	127
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	445	460
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	250	264
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2026	1,680	1,691
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2026	1,600	1,631
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2027	1,605	1,657
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2028	1,460	1,564
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	8,325	8,339
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,300	1,454
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/2026	8,061	8,076
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	5,435	5,500
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2026	500	504
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	5,926	6,024
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/2027	18,000	18,296
	Arizona IDA Local or Guaranteed Housing Revenue PUT	2.760%	7/1/2029	8,400	8,373
[5]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	2.310%	2/5/2026	3,570	3,570
[5,6]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	2,490	2,490
[5,6]	Arizona IDA Multifamily Housing Local or Guaranteed Revenue TOB VRDO	3.250%	2/2/2026	17,605	17,605
[5]	Arizona IDA Muti-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	19,645	19,645
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	4,365	103
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	1,910	45
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	1,910	45
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/2027	1,910	45
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2028	1,910	45
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/2031	420	10
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2029	9,490	10,252
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/2026	125	124
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/2027	375	365
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/2028	485	465
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	18,460	18,734
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	930	931
	Glendale IDA College & University Revenue	5.000%	5/15/2028	750	792
	Glendale IDA College & University Revenue	5.000%	5/15/2029	1,250	1,348
	Glendale IDA College & University Revenue	5.000%	5/15/2030	900	991
	Glendale IDA College & University Revenue	5.000%	5/15/2031	1,900	2,125
	Glendale IDA College & University Revenue	5.000%	5/15/2032	1,810	2,047
	Glendale IDA College & University Revenue	5.000%	5/15/2033	700	800
	Glendale IDA Student Loan Revenue	4.000%	5/15/2027	1,975	2,014
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2026	95	95
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2027	75	76
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2028	80	83
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2026	200	201
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2027	225	228
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2029	3,050	3,080
[5]	Maricopa County IDA Charter School Aid Revenue (Paradise Schools Projects)	3.500%	7/1/2026	295	294
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,865	1,947
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,770	3,023
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,310	3,676
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	9,325	9,543
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	2,010	2,056
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	12,545	12,632
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	6,760	6,794
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2028	12,510	13,085
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	16,435	17,951
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	4,060	4,060
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,985	2,933
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,035	2,000
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	3,200	3,275
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2026	735	725
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2029	1,125	1,051
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2031	670	601
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2029	1,900	2,072
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2030	1,500	1,672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2031	1,325	1,502
[5]	Mesa AZ Utility System Intergovernmental Agreement Revenue TOB VRDO	2.330%	2/5/2026	6,750	6,750
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2029	2,475	2,691
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2030	2,255	2,501
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2031	1,700	1,920
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2032	2,500	2,868
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2032	7,060	7,090
[1]	Northern Arizona University College & University Revenue	5.000%	8/1/2029	2,090	2,271
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/2027	1,920	1,939
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	1,635	1,645
	Phoenix AZ GO	5.000%	7/1/2030	2,500	2,787
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	3,745	3,754
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2027	340	340
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2028	355	355
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2029	365	365
	Pima County IDA Local or Guaranteed Housing Revenue PUT	2.710%	4/1/2028	4,075	4,064
[5]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	2.310%	2/5/2026	4,750	4,750
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	2,985	3,035
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.750%	12/1/2031	4,015	4,030
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2026	245	246
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2027	705	712
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2028	365	370
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2030	495	507
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2031	465	477
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	1,000	1,005
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,235	1,247
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.000%	3/2/2026	9,700	9,700
	Yavapai County IDA Revenue	4.000%	10/1/2026	3,635	3,668
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,370	1,386
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,100	1,139
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,000	1,060
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	560
					362,582
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	2,060	2,060
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	3,715	3,718
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	3,855	3,857
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	500	516
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	3.500%	2/1/2029	1,250	1,244
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	1,280	1,341
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	1,500	1,592
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	2,605	2,606
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,300	1,301
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2027	16,030	16,447
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue	5.500%	1/1/2056	2,830	3,104
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,455	1,553
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	2,045	2,064
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,500	1,508
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	320	322
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	525	548
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2029	425	464
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2031	415	463
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2032	450	499
	Fort Smith School District No. 100 GO	2.625%	12/1/2030	455	442
	North Little Rock School District No. 1 GO	3.000%	2/1/2028	6,665	6,682
	North Little Rock School District No. 1 GO	3.000%	2/1/2029	7,145	7,162
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	1,000	1,013
	Pulaski County Special School District GO	2.000%	2/1/2026	3,230	3,230
	Pulaski County Special School District GO	2.000%	2/1/2027	3,300	3,271
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2028	2,870	2,896
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2029	2,765	2,790
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2030	3,305	3,335
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2031	1,055	1,064
	Rogers AR Water Revenue	4.000%	11/1/2029	140	140
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,035	1,077
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2029	1,600	1,730
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2030	1,000	1,100
	Springdale School District No. 50 GO	3.000%	6/1/2029	4,100	4,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Springdale School District No. 50 GO	3.000%	6/1/2031	1,335	1,337
					86,592
California (8.2%)
[1]	Alhambra Unified School District GO	0.000%	8/1/2030	1,000	893
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	8,250	8,248
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	21,805	21,805
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	29,080	28,462
[6]	Bay Area Toll Authority Highway Revenue VRDO	1.500%	2/5/2026	12,400	12,400
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.580%	4/1/2056	21,125	20,962
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.690%	4/1/2056	20,000	19,712
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.730%	4/1/2056	10,625	10,616
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.530%	4/1/2036	14,705	14,731
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2027	1,415	1,438
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/2027	1,125	1,163
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/2028	380	388
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2028	1,330	1,386
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2028	470	482
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2028	4,730	4,831
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/2029	655	673
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2029	510	527
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2029	450	483
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	480	510
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2031	1,960	2,091
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2031	1,960	2,102
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2031	930	1,016
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	4,025	4,320
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2032	4,210	4,531
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2032	2,775	3,045
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2033	4,290	4,627
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	2,945	3,195
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	2,540	2,803
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2034	2,350	2,595
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	6,105	6,787
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2028	1,250	1,317
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2029	2,165	2,295
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2029	1,850	1,964
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	1,260	1,347
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2029	1,500	1,606
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	1,560	1,681
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2030	1,650	1,780
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	1,380	1,493
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2030	2,100	2,282
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2031	1,375	1,504
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2032	1,700	1,863
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	63,890	65,048
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	28,150	29,611
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	53,375	56,450
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	42,000	45,125
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	49,355	53,685
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	20,925	22,351
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	14,000	15,017
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	51,485	55,205
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	70,000	76,175
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	63,235	67,035
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	89,390	94,331
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	13,415	14,715
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	54,305	58,100
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	72,745	74,105
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	98,795	104,367
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	26,380	26,700
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	33,025	34,785
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	28,420	30,723
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	33,615	35,352
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	8,270	8,776
[4]	California Community Choice Financing Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.730%	2/1/2052	150	144
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2026	150	153
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2028	210	221
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	50	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/2026	16,580	16,833
	California GO	5.000%	8/1/2026	35	35
	California GO	4.000%	9/1/2026	10,125	10,247
	California GO	3.500%	8/1/2027	10,000	10,189
	California GO	5.000%	8/1/2027	5,485	5,728
	California GO	5.000%	9/1/2027	16,360	17,123
	California GO	5.000%	8/1/2028	5,000	5,360
	California GO	5.000%	8/1/2028	10,000	10,720
	California GO	5.000%	9/1/2028	5,000	5,372
	California GO	5.000%	11/1/2028	34,955	37,719
	California GO	5.000%	3/1/2029	9,250	10,068
	California GO	5.000%	8/1/2029	17,200	18,919
	California GO	5.000%	8/1/2029	10,000	10,999
	California GO	4.000%	9/1/2029	7,245	7,708
	California GO	5.000%	8/1/2030	11,500	12,950
	California GO	5.000%	8/1/2031	2,945	3,386
	California GO	5.000%	8/1/2031	8,500	9,772
	California GO	5.000%	8/1/2031	26,045	29,942
	California GO	4.000%	9/1/2031	860	867
	California GO	5.000%	3/1/2032	2,005	2,332
	California GO	4.000%	8/1/2032	8,025	8,077
	California GO	5.000%	8/1/2032	15,380	18,012
	California GO	5.000%	8/1/2033	4,700	5,586
	California GO	5.000%	8/1/2033	16,000	19,015
	California GO	5.000%	8/1/2035	1,195	1,237
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	1,345	1,346
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	175	178
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	500	500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	375	375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	2,375	2,377
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,880	6,228
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2029	735	736
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,435	3,752
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,540	3,943
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	30,000	33,342
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	9,625	10,693
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	11,240	12,555
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	19,500	19,506
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	10,985	11,356
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	15,205	15,777
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	10,555	11,599
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	17,455	19,227
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2029	4,510	4,926
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2030	4,630	5,151
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	11,086	11,391
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	602	628
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	6,102	6,244
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	11,951	11,933
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2026	1,000	1,000
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	17,555	17,671
[5,6]	California Housing Finance Agency Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.460%	2/5/2026	9,265	9,265
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	32,610	30,590
[4]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	12/1/2050	8,585	8,575
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,025	1,032
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	2,455	2,517
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,005	1,023
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	2,465	2,509
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,900	2,961
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,335	1,363
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/2027	575	583
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,504
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	2,600	2,614
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	1/1/2028	6,380	6,381
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	585	589
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	7,870	8,341
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	1,600	1,609
[5]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.200%	2/2/2026	13,870	13,870
[5,6]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.200%	2/2/2026	2,500	2,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,805	1,814
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	1,250	1,280
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	225	225
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	260	260
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	375	375
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	340	340
[5]	California School Finance Authority Charter School Aid Revenue GAN	4.400%	12/1/2026	2,915	2,929
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	1,000	1,150
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2032	4,955	4,998
	California State University College & University Revenue	4.000%	11/1/2034	2,420	2,426
	California State University College & University Revenue	4.000%	11/1/2036	205	205
	California State University College & University Revenue PUT	0.550%	11/1/2026	7,750	7,624
	California State University College & University Revenue PUT	3.125%	11/1/2026	4,000	4,004
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	935	946
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	27,500	29,599
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	1,230	1,232
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	35,000	39,532
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	40,000	46,069
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,750	1,753
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,225	1,264
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	1,150	1,164
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	3,800	4,176
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	12,095	13,292
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	3,760	4,064
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2032	295	319
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2033	310	336
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2034	325	354
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2035	345	375
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,055	1,050
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2029	750	806
[9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	203	199
[9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	11,508	10,737
	Lompoc Valley Medical Center GO	3.750%	8/1/2032	1,605	1,588
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2037	250	300
	Long Beach Unified School District GO	0.000%	8/1/2028	3,625	3,304
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	6,500	7,175
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	15,000	16,975
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	4,340	4,407
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	2,075	2,086
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	6,845	6,904
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	16,945	17,130
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	810	819
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	960	968
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,310	3,339
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,500	3,530
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	130	131
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	925	935
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	85	86
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	9,140	9,240
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	45	46
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,415	1,430
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	200	202
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	390	394
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	10,415	10,528
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,750	2,780
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	470	481
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	555	576
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,330	1,379
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	840	871
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	5,585	5,792
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	3,455	3,583
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	45	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	505	524
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	610	624
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	5,625	5,834
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	360	373
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	52

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	125	130
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	135	135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,020	1,044
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,325	1,374
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	30	31
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	3,795	4,038
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	925	984
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,435	1,527
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,735	1,846
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	70	75
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	4,660	4,958
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,025	2,128
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	710	755
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,130	1,156
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	300	310
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	755	803
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,340	1,426
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,470	1,564
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	50	50
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	445	446
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	520	553
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	245	261
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	720	766
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	395	420
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	215	229
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	12,425	13,059
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,440	2,655
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,065	1,159
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,765	1,921
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	695	756
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,440	2,655
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	10,015	10,237
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,165	1,205
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,305	3,471
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	940	999
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,015	1,092
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,160	1,248
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	105	105
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	140	140
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	640	654
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	765	833
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	800	871
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,335	1,453
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,095	2,280
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	480	522
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	420	457
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	80	87
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,430	2,611
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	695	772
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	6,655	7,394
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,300	2,414
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,665	2,864
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	445	455
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,860	3,178
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	290	308
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,275	2,473
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	380	388
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	860	935
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	245	272
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	505	561
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	450	500
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	370	411
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,655	1,839
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5	6
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	100	111
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	615	683
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	295	328

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	50	56
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,195	1,328
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,000	1,111
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	38,820	42,663
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	140	143
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,880	1,970
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,605	2,792
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,160	1,310
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,015	1,147
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,110	2,236
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	3,920	4,428
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	280	289
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	200	214
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,640	1,777
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	375	376
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	560	561
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,020	1,105
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	750	830
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,585	1,773
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	410	463
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,415	1,599
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,600	1,808
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	100	113
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	75	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	250	282
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	300	339
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	5,675	6,411
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,630	1,841
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,795	1,876
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	500	535
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	865	925
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	215	246
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,860	2,010
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,740	1,993
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	130	133
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	320	330
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	405	428
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	443
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	35	35
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	195	199
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	45	50
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	120	134
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	325	365
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	120	135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	175	199
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	765	876
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	7,390	8,466
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	210	224
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	20	23
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	3,205	3,269
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	410	442
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	280	302
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	17
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	410	455
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	490	548
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	450	504
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	135	155
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	40	46
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	75	87
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,625	1,883
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,090	1,102
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	50	51
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,100	1,112
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	740	748
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	150	152
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,000	1,011
Los Angeles Department of Water & Power Water System Water Revenue	3.000%	7/1/2027	10	10
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	955	978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	400	410
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,165	1,209
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	290	301
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,130	1,173
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	1,095	1,132
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,130	1,202
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	200	213
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,175	1,250
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	2,290	2,437
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	1,580	1,648
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	735	800
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,205	1,311
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	180	196
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	455	478
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	570	620
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	8,715	9,484
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	27,340	29,732
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,245	1,383
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	320	327
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,200	1,333
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	310	325
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	12,255	13,616
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	480	542
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	497
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	675	763
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	175	198
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	450
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,100	1,243
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,715	1,797
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	780	827
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	660	746
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	19,255	21,752
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	400	458
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	570	653
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,070	1,215
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	2,000	2,291
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	590	676
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	880	898
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	245	256
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	4,565	4,822
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	120	132
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	725	831
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	3,480	3,987
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	535	546
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,690	1,781
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	2,125	2,462
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	40	45
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,340	1,553
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	2,950	3,418
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2030	2,545	2,738
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	41,925	45,063
[5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.730%	2/2/2026	22,200	22,200
	Palomar Health GO	5.000%	8/1/2028	665	667
	Palomar Health GO	5.000%	8/1/2032	600	601
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,665	3,640
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2034	1,150	1,208
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/2027	1,825	1,898
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/2028	1,245	1,329
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	390	367
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	340	320
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	835	786
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	210	193
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	725	665
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	895	821
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	430	384
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	505	451
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	2,450	2,487
	San Francisco CA City & County GO	2.000%	6/15/2028	3,790	3,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2028	3,575	3,629
[5,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.460%	2/5/2026	18,251	18,251
[5,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.460%	2/5/2026	11,350	11,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	35,850	37,779
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2027	125	128
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2028	500	522
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2029	560	594
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2030	500	538
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2031	1,250	1,362
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2032	1,195	1,314
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2033	1,100	1,220
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2034	1,000	1,116
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2035	1,000	1,093
[1]	San Luis Obispo County Financing Authority Water Revenue	5.000%	8/1/2030	625	626
	San Mateo Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2031	1,000	1,004
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2031	110	116
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2032	540	569
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2033	135	141
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2034	750	781
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	2,110	2,188
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	285	303
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2029	1,510	1,643
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2030	1,035	1,150
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	750	801
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	48,145	51,354
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2027	390	405
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	365	397
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2030	690	767
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2026	810	819
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	1,115	1,186
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	1,850	2,013
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	4,390	4,413
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	930	1,012
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2030	750	833
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	350	396
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	470	539
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	400	464
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	11,605	12,320
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2026	2,000	2,014
	University of California College & University Revenue	5.000%	5/15/2029	5,000	5,489
	University of California College & University Revenue	5.000%	5/15/2030	43,620	49,059
	University of California College & University Revenue	5.000%	5/15/2031	13,000	14,960
	University of California College & University Revenue	5.000%	5/15/2031	10,400	11,968
	University of California College & University Revenue	5.000%	5/15/2031	44,835	51,595
	University of California College & University Revenue	5.000%	5/15/2033	2,745	3,270
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	725	736
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	600	616
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	780	810
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	650	682
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	500	528
[10]	Vista Unified School District GO	0.000%	8/1/2028	7,425	6,966
[1]	William S Hart Union High School District GO	0.000%	9/1/2027	515	494
					2,806,352
Colorado (1.7%)
	Adams 12 Five Star Schools GO	5.000%	12/15/2029	6,500	6,647
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/2026	3,800	3,824
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	500	523
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2027	1,000	1,045
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2029	1,000	1,091
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2030	1,000	1,111
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2031	1,000	1,114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	680	700
	Boulder CO Storm Water & Flood Management Water Revenue	3.000%	12/1/2029	520	520
	Boulder County CO Sales Tax Revenue	2.000%	7/15/2029	1,950	1,894
	Boulder County CO Sales Tax Revenue	2.000%	7/15/2030	1,500	1,447
[5]	Brighton CO Water Activity Water Revenue TOB VRDO	2.330%	2/5/2026	8,000	8,000
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/2026	3,070	3,070
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2027	250	260
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2029	200	217
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2031	200	224
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2027	200	205
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2028	100	104
[5]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	12,473	12,491
	Colorado COP	4.000%	12/15/2033	2,315	2,384
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2027	1,635	1,675
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2027	90	91
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2028	140	142
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2031	1,200	1,215
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	3,035	3,069
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	3,500	3,539
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	2,500	2,547
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	370	375
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	375	376
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	495	496
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,600	1,657
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	730	760
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	413
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	455	456
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/2028	175	175
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	700	746
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	524
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/2029	1,565	1,560
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	12,265	13,299
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	4,770	5,153
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	2,660	2,894
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	15,090	16,446
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	479
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	6,055	6,542
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	355	383
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,040	1,069
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,400	1,573
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,000	2,161
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	560	612
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	8,000	9,059
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	585	645
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	2,090	2,224
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2027	300	310
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/2028	1,125	1,189
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2027	590	612
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2028	625	661
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2029	660	710
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2031	400	443
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2032	3,450	3,858
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	3,220	3,223
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	41,110	41,689
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/2026	16,050	16,373
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	39,805	42,197
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	10,075	10,679
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	17,450	19,445
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	10,000	11,025
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	6,500	7,263
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2033	4,930	5,636
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	2/5/2026	10,000	10,000
[4,5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of SOFR + 1.500%	4.090%	2/1/2046	58,515	58,619
[4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.830%	5/15/2061	19,555	19,549
	Colorado Higher Education COP	5.000%	9/1/2027	1,445	1,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	5,220	5,257
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2048	730	734
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/2048	3,955	3,996
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2050	5,025	5,030
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	3,530	4,044
[3]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	3,635	4,091
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	4,000	4,046
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Multifamily Project)	3.150%	4/1/2029	3,455	3,481
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	1,900	1,903
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	750	757
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2027	400	416
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2029	250	270
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2030	750	823
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	2,325	2,339
[5]	Colorado Springs CO System Multiple Utility Revenue TOB VRDO	3.150%	2/2/2026	13,580	13,580
[5]	Colorado State University Research Foundation Local or Guaranteed Housing Revenue (The Prospect Project)	5.000%	3/1/2035	875	939
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	615	649
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2030	1,425	1,437
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2032	1,360	1,371
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2027	250	254
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2031	4,445	4,501
[5]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,785	2,875
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	450	480
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	4,110	4,365
[5]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	4,200	4,275
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/2027	1,170	1,179
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/2026	300	304
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2026	1,035	1,020
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	4,670	4,139
[4]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.196%	9/1/2039	16,075	16,050
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	13,895	13,361
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	20,115	18,829
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/2033	1,570	1,640
	Fort Collins-Loveland Water District Water Revenue	5.000%	12/1/2027	1,300	1,363
	Fort Collins-Loveland Water District Water Revenue	5.000%	12/1/2028	2,775	2,982
	Fort Collins-Loveland Water District Water Revenue	5.000%	12/1/2029	3,350	3,683
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/2027	485	505
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/2028	500	531
	Gardens on Havana Metropolitan District No. 3 Miscellaneous Taxes Revenue	4.625%	12/1/2027	500	500
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/2028	1,000	1,001
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2032	1,050	1,209
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2033	1,200	1,399
	Northglenn Urban Renewal Authority Tax Increment/Allocation Revenue	4.000%	12/1/2029	145	149
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2026	425	434
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2027	225	235
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2027	630	659
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2028	570	609
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	240	262
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	475	518
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2030	325	361
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2030	630	699
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2031	300	338
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2031	1,000	1,127
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2032	490	559
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2033	805	919
[5]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/2030	6,000	6,003
[5]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/2027	855	858
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	5,255	5,561
	Redlands 360 Metropolitan District No. 2 Special Assessment Revenue	6.250%	12/1/2045	1,250	1,251
	Regional Transportation District COP	5.000%	6/1/2026	1,000	1,009
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2026	600	605
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2027	600	611
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2027	1,625	1,668
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2028	600	622
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2028	900	941
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	535	564
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/2032	2,000	2,111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Colorado College & University Revenue	5.000%	10/1/2030	20,000	22,429
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	4,585	4,556
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2026	195	199
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2027	205	213
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/2027	255	260
					582,148
Connecticut (1.4%)
[2]	Bridgeport CT GO	5.000%	7/1/2030	1,000	1,109
[2]	Bridgeport CT GO	5.000%	7/1/2031	2,100	2,371
	Connecticut GO	4.000%	5/15/2026	1,175	1,181
	Connecticut GO	4.000%	5/15/2027	100	101
	Connecticut GO	5.000%	3/15/2028	1,000	1,056
	Connecticut GO	5.000%	12/1/2028	9,000	9,674
	Connecticut GO	5.000%	12/1/2029	1,210	1,332
	Connecticut GO	4.000%	1/15/2030	3,500	3,717
	Connecticut GO	5.000%	3/15/2030	1,000	1,107
	Connecticut GO	5.000%	11/15/2030	10,000	11,226
	Connecticut GO	5.000%	11/15/2030	4,625	5,192
	Connecticut GO	5.000%	12/1/2030	3,500	3,933
	Connecticut GO	5.000%	3/15/2031	1,050	1,186
	Connecticut GO	5.000%	11/15/2031	6,305	7,203
	Connecticut GO	5.000%	11/15/2031	9,550	10,911
	Connecticut GO	5.000%	12/1/2031	2,500	2,858
	Connecticut GO	5.000%	3/15/2032	1,800	2,067
	Connecticut GO	5.000%	12/1/2032	5,370	6,229
	Connecticut GO	5.000%	8/15/2033	11,885	13,918
	Connecticut GO	5.000%	8/15/2033	14,020	16,418
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2047	935	938
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2049	4,005	4,087
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2049	850	843
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	2,005	1,988
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2051	4,510	4,520
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,435	1,560
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	500	495
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	180	178
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/2026	850	829
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/2026	1,040	1,016
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/2027	1,000	961
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/2027	1,250	1,206
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/2027	1,000	949
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/2027	1,250	1,192
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/2028	1,750	1,642
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/2028	1,100	1,039
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/2028	1,010	939
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/2028	1,100	1,022
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/2045	520	521
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	4.000%	11/15/2049	1,155	1,178
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/2027	825	825
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	7,265	7,271
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	5/15/2028	1,695	1,708
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.100%	11/15/2028	2,645	2,649
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.300%	2/5/2026	26,950	26,950
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	1,000	1,015
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	9,240	9,832
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	4,500	4,904
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	6,480	7,061
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	7,000	7,796

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/2026	1,465	1,496
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	300	310
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	630	650
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	350	360
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	365	375
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	250	256
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	23,960	23,960
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	10,125	10,126
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	34,960	34,906
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	5,325	5,369
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	1,100	1,104
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,010
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	200	202
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,735	2,764
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	2,000	2,030
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,970	2,023
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,750	1,808
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	250	257
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	2,050	2,100
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	6,570	6,856
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	345	361
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	5,250	5,541
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	820	873
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,745	9,426
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	525	566
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,000	2,110
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	465	502
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	20,185	22,173
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	525	577
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	31,690	35,265
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	700	779
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	19,135	21,357
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,740	1,827
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/2027	16,750	17,067
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	1,050	1,084
	East Lyme CT BAN GO	4.000%	8/6/2026	8,491	8,552
	Enfield CT BAN GO	4.000%	7/29/2026	8,250	8,315
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2030	3,775	3,876
[5]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/2030	955	967
	Hartford CT Special Obligation Revenue	5.000%	4/1/2026	1,475	1,482
	Hartford CT Special Obligation Revenue	5.000%	4/1/2027	2,120	2,187
	Hartford CT Special Obligation Revenue	5.000%	4/1/2028	2,750	2,905
	Hartford CT Special Obligation Revenue	5.000%	7/15/2028	1,600	1,702
	Hartford CT Special Obligation Revenue	5.000%	7/15/2029	700	762
	Hartford CT Special Obligation Revenue	5.000%	7/15/2031	6,750	7,646
	Metropolitan District GO	3.000%	3/1/2029	3,000	3,000
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	6,235	6,262
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	3,750	3,803
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	5,430	5,677
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	5.500%	10/1/2035	2,100	2,229
	University of Connecticut College & University Revenue	5.000%	2/15/2029	750	752
	University of Connecticut College & University Revenue	5.000%	8/15/2029	1,240	1,356
	University of Connecticut College & University Revenue	5.000%	8/15/2030	1,275	1,425
	University of Connecticut College & University Revenue	5.000%	8/15/2030	1,600	1,788
					482,059
Delaware (0.1%)
	Delaware State Economic Development Authority Charter School Aid Revenue (Newark Charter School Inc. Project)	2.800%	9/1/2026	65	65
	Delaware State Economic Development Authority Electric Power & Light Revenue	3.600%	1/1/2031	3,970	4,103
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	800	805
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	6.000%	1/1/2056	10,455	11,657
					16,630
District of Columbia (0.7%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/2026	600	605
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2029	955	967
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2031	1,700	1,749
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2034	325	335
	District of Columbia College & University Revenue	5.000%	4/1/2027	570	583
	District of Columbia College & University Revenue	5.000%	4/1/2028	650	678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia College & University Revenue	5.000%	4/1/2029	250	266
	District of Columbia GO	5.000%	6/1/2026	3,205	3,234
	District of Columbia GO	5.000%	6/1/2027	3,110	3,225
	District of Columbia GO	5.000%	6/1/2028	6,855	7,284
	District of Columbia GO	5.000%	6/1/2029	9,230	10,042
	District of Columbia GO	5.000%	6/1/2030	15,000	16,673
	District of Columbia GO	5.000%	12/1/2030	5,750	6,455
	District of Columbia GO	5.000%	6/1/2031	2,180	2,254
	District of Columbia GO	5.000%	8/1/2031	3,095	3,514
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	6,035	6,042
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	3,530	3,534
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	2,275	2,277
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/2027	1,580	1,587
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2032	2,050	2,084
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	1,700	1,774
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Hillsdale Flats Phase I Project) PUT	3.150%	2/1/2029	685	690
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	3.350%	6/1/2026	3,060	3,064
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Wagner Senior Residence Project)	2.950%	9/1/2028	2,250	2,254
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	5,065	5,070
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	9,175	9,209
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	5,505	5,726
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	2,850	2,967
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	16,450	17,007
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	3,900	3,927
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	6,520	6,621
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.100%	9/1/2030	12,750	13,397
[5,6]	District of Columbia Housing Finance Agency Revenue TOB VRDO	3.250%	2/2/2026	20,325	20,325
	District of Columbia Income Tax Revenue	5.000%	12/1/2027	4,320	4,539
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	6,940	7,766
	District of Columbia Income Tax Revenue	5.000%	12/1/2030	4,450	4,996
	District of Columbia Income Tax Revenue	5.000%	6/1/2031	2,700	3,056
	District of Columbia Income Tax Revenue	5.000%	6/1/2032	3,400	3,911
[5]	District of Columbia Income Tax Revenue TOB VRDO	2.310%	2/5/2026	7,930	7,930
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	18,215	18,243
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2031	800	676
[1,5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue (Dulles Metrorail & Capital Improvements Projects) TOB VRDO	2.400%	2/5/2026	5,455	5,455
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,500	1,556
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2029	2,080	2,261
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2031	5,915	6,119
					231,927
Florida (2.9%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	240	241
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,175	2,212
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	145	146
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	1,010	1,026
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	400	409
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	505	516
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	450	451
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	300	301
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	250	251
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	100	103
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,015	1,098
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	3,100	3,345
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,055	1,057
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	8,735	8,790
	Alachua County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	6/1/2027	15,000	15,099
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/2027	860	853
	Ave Maria Stewardship Community District Special Assessment Revenue	3.250%	5/1/2032	5,075	4,951
[1]	Brevard County FL Fuel Sales Tax Revenue	5.000%	8/1/2027	2,000	2,025
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	1,110	1,114
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	4,000	4,015
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,165	1,196
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	3,595	3,691
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,220	1,282
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	1,280	1,374
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	670	732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	4,185	4,575
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.430%	2/5/2026	3,750	3,750
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2027	5,870	6,010
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2028	4,445	4,673
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2029	6,775	7,300
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2030	6,665	7,347
	Broward County FL School District COP	5.000%	7/1/2026	6,425	6,490
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	1,000	1,000
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	2,280	2,287
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2027	2,885	2,968
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	250	268
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2029	1,025	1,015
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/2031	4,590	4,438
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	4.500%	6/15/2028	380	381
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2028	1,035	1,039
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2030	1,020	1,024
	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	2.950%	1/1/2030	16,988	16,914
[5]	Capital Trust Authority Charter School Aid Revenue (Imagine School at West Pasco Project)	5.500%	12/15/2033	665	615
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2030	19,345	21,311
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	13,720	15,459
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	2,820	2,849
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2029	2,185	2,380
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2030	1,000	1,113
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2030	3,000	3,338
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	200	201
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2031	850	964
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	4,425	4,731
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	2,350	2,567
	Corkscrew Farms Community Development District Special Assessment Revenue (Assessment Area No.1 Project)	4.250%	11/1/2027	560	564
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/2030	2,640	2,641
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	4.625%	5/1/2031	435	445
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2026	110	110
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	385	395
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2033	500	583
[1]	Duval County Public Schools COP	5.000%	7/1/2026	2,380	2,406
[1]	Duval County Public Schools COP	5.000%	7/1/2027	3,420	3,548
[1]	Duval County Public Schools COP	5.000%	7/1/2028	4,775	5,067
[1]	Duval County Public Schools COP	5.000%	7/1/2029	5,845	6,346
[1]	Duval County Public Schools COP	5.000%	7/1/2030	6,105	6,757
	Escambia County FL Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	2,640	2,680
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2033	3,180	3,300
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,000	3,193
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2026	410	414
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2026	1,125	1,136
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2027	360	372
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2027	1,185	1,226
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2028	375	397
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2029	500	540
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2030	1,000	1,099
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2031	700	783
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/2027	10,760	10,766
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/2026	1,205	1,204
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/2029	1,500	1,508
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/2030	750	752
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2027	295	291
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2028	395	386
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2026	390	393
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2027	780	800
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2028	720	737
	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	4.500%	6/15/2031	1,750	1,758
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2026	200	201
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2027	575	581
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2028	450	453
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2026	285	286
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	300	308
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2026	220	220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	2,040	2,122
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	2,050	2,176
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2030	1,435	1,432
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,200	1,320
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	1,395	1,388
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	10,795	11,761
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	7,560	8,363
	Florida GO	4.000%	6/1/2030	4,000	4,019
	Florida GO	4.000%	6/1/2032	2,300	2,343
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2026	285	285
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2027	500	510
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/2026	1,750	1,768
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/2027	970	999
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2027	340	347
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2026	515	517
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2026	275	275
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/2026	1,415	1,413
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/2027	1,485	1,464
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/2028	1,555	1,514
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2051	1,085	1,090
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2052	7,395	7,405
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/2053	10,180	10,561
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,575	2,889
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	13,635	15,300
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	4,115	4,637
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	1/1/2057	2,295	2,623
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	2,220	2,220
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.080%	6/1/2026	2,165	2,165
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2027	2,720	2,725
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	625	628
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.100%	1/1/2028	1,200	1,207
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2028	2,800	2,836
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	1,225	1,232
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2028	6,380	6,396
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.850%	10/1/2028	4,575	4,568
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	1,415	1,424
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	3,575	3,599
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	2,635	2,646
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	505	508
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2029	570	571
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	18,190	18,225
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	14,100	14,291
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	14,620	14,831
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	5,000	5,051
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	950	965
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	5.500%	11/15/2035	500	533
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2026	5,815	5,911
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2027	1,945	2,025
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2029	2,000	2,140
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2030	2,000	2,140
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2031	7,480	8,505
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2026	175	178
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2028	350	372
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2029	350	380
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2030	175	193
[5]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	125	128
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,300	1,309
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/2031	815	815
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	4.700%	5/1/2031	590	603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Hernando County School District COP	5.000%	7/1/2028	3,825	3,859
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2026	200	200
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2027	250	248
	Hialeah FL Utility System Water Revenue	5.000%	10/1/2030	1,700	1,854
	Hialeah FL Utility System Water Revenue	5.000%	10/1/2033	1,905	2,116
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	7,645	8,543
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.270%	2/5/2026	4,955	4,955
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.125%	12/1/2027	855	859
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	2,450	2,459
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	1,000	1,005
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,000	1,015
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	235	244
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,545	1,599
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,705	2,810
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2031	1,710	1,826
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2033	1,595	1,689
	Jacksonville FL Sales Tax Revenue, Prere.	4.000%	2/16/2026	4,495	4,498
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,655	1,664
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,300	2,316
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	4,550	4,736
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	4,705	5,250
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	1,750	1,814
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,000	1,045
	JEA Water & Sewer System Water Revenue	3.250%	10/1/2036	455	451
[5]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2029	265	266
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	4.400%	5/1/2031	880	894
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	1,025	1,029
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2027	245	248
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2028	435	443
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	2,400	2,416
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/2029	330	332
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,008
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	920	938
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	745	790
	Lee County FL IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2026	26,000	26,027
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	4,830	4,870
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	1,330	1,341
	Lee County School Board COP	5.000%	8/1/2029	3,810	4,147
	Lee County School Board COP	5.000%	8/1/2030	2,000	2,221
	Lee County School Board COP	5.000%	8/1/2031	1,000	1,125
	Lee County School Board COP	5.000%	8/1/2032	1,000	1,140
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2027	800	830
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2028	1,405	1,492
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2029	1,100	1,194
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2030	1,000	1,107
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2031	1,500	1,681
[1]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2031	3,000	3,070
[1]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2032	3,750	3,832
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,225	1,227
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2032	2,515	2,836
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2033	3,250	3,707
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2026	2,170	2,200
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2027	1,275	1,324
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2028	1,000	1,053
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	5,245	5,255
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	305	306
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	1,000	1,002
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2029	150	150
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,250	1,261
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	4,000	4,007
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	1,150	1,159
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2028	1,900	2,019
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2029	3,990	4,340
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	1,035	1,037
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	275	280
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2027	430	447
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2031	585	661
	Miami-Dade County FL GO	5.000%	7/1/2033	4,500	4,543
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	1,500	1,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/2026	200	200
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/2033	1,215	1,217
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2031	3,820	3,827
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/2028	1,795	1,825
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Yaeger Plaza Project) PUT	3.150%	8/1/2028	930	936
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2026	12,835	12,836
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/2026	1,000	1,000
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,065	8,135
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	1,475	1,476
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	24,365	24,645
	Miami-Dade County School Board COP	5.000%	2/1/2027	400	401
	Miami-Dade County School Board COP	5.000%	5/1/2030	5,000	5,517
	Miami-Dade County School Board COP	5.000%	5/1/2031	5,000	5,618
	Miami-Dade County School Board COP	5.000%	5/1/2032	4,000	4,564
	Miami-Dade County School Board GO	5.000%	3/15/2030	1,000	1,003
	Mirada Community Development District Special Assessment Revenue	4.750%	5/1/2031	460	469
[5]	Normandy Community Development District Special Assessment Revenue	4.625%	5/1/2031	520	528
	North AR-1 Pasco Community Development District Special Assessment Revenue	4.875%	5/1/2031	245	251
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2026	700	701
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2030	1,000	1,081
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2031	585	642
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2032	945	1,046
	North Springs Improvement District Special Assessment Revenue	4.000%	5/1/2028	1,155	1,161
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2027	1,465	1,516
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2028	1,540	1,624
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2029	1,615	1,735
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2030	1,695	1,851
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2031	1,780	1,971
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2027	3,680	3,810
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2028	3,045	3,216
[5]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	4.375%	5/15/2035	775	790
[1]	Okaloosa County School Board COP	5.000%	10/1/2028	900	961
[1]	Okaloosa County School Board COP	5.000%	10/1/2029	800	874
[1]	Okaloosa County School Board COP	5.000%	10/1/2030	1,295	1,444
[1]	Okaloosa County School Board COP	5.000%	10/1/2031	2,105	2,388
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,915	1,957
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2032	4,435	4,452
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2033	9,790	9,828
[5]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/5/2026	7,550	7,550
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,355	1,368
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	350	353
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,455	1,496
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	625	643
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	575	599
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	570	571
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	650	681
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,420	1,512
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	455	485
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,280	1,384
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	755	827
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue (Multi-County Program)	4.000%	9/1/2048	1,055	1,063
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,920	10,985
	Orange County School Board COP	5.000%	8/1/2029	1,300	1,413
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2026	1,200	1,222
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	28,470	26,494
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2026	340	333
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2026	500	506
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2027	800	756
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2027	600	617
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2026	250	251
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2027	260	262
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2028	265	268
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2029	420	426
[5]	Palm Beach County FL College & University Revenue	5.500%	10/1/2035	500	556
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	675	675
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2026	115	115
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	455	461
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,025	1,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	2,690	2,711
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Harbour's Edge Project)	4.000%	11/15/2034	1,100	1,100
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2029	200	215
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2030	600	654
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2031	200	220
	Palm Beach County School District COP	5.000%	8/1/2029	500	533
	Palm Beach County School District COP	5.000%	8/1/2033	500	549
	Palm Beach County School District COP	5.000%	8/1/2034	500	548
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/2026	1,020	1,028
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2031	475	486
[5]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	41,000	44,415
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2026	870	883
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	905	942
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2028	950	1,012
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2029	1,815	1,978
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2030	4,935	5,490
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/2050	1,215	1,224
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/2027	4,750	4,751
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	14,415	14,487
	Pinery Community Development District Special Assessment Revenue	4.250%	5/1/2031	165	165
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/2026	1,650	1,657
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	1,250	1,256
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2032	1,225	1,232
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2029	530	535
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2031	100	101
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/2026	100	100
[5,10]	Seminole County FL Sales Tax Revenue TOB VRDO	2.400%	2/5/2026	5,250	5,250
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2026	305	305
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2027	235	234
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2031	280	278
	South Florida Water Management District COP	5.000%	10/1/2030	5,000	5,020
	South Florida Water Management District COP	5.000%	10/1/2032	8,250	8,279
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,315	1,366
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,070	2,150
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,500	1,558
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	5,000	5,188
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	500	518
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	23,435	25,229
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2026	740	741
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2027	860	862
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2028	810	813
[5]	Sunrise Community Development District Special Assessment Revenue	4.250%	5/1/2030	375	377
[5]	Sunrise Community Development District Special Assessment Revenue	4.500%	5/1/2035	440	442
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2026	475	479
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2027	375	387
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2033	1,000	1,008
[5]	TSR Community Development District Special Assessment Revenue	4.125%	11/1/2028	885	894
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2026	1,710	1,728
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2027	1,200	1,243
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2028	2,120	2,248
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2029	1,330	1,442
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2030	1,850	2,043
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2031	3,000	3,369
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2032	3,750	4,265
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2033	1,935	2,226
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	4.450%	5/1/2032	405	414
[5]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/2030	450	451
[5]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/2030	525	526
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/2026	150	150
	Village Community Development District No. 14 Special Assessment Revenue	4.000%	5/1/2027	2,445	2,461
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/2028	730	740
[5]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	2,040	2,059
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.375%	5/1/2033	2,400	2,507
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2027	350	359
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2029	500	529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2031	850	921
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	500	546
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/2027	950	953
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	4.875%	5/1/2031	440	452
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	4.875%	5/1/2028	185	187
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2028	1,000	1,063
					972,555
Georgia (3.9%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2026	3,060	3,100
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2027	3,180	3,293
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2028	3,290	3,479
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2029	3,415	3,684
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2030	7,045	7,736
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/2026	635	641
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/2028	695	737
	Athens Housing Authority Local or Guaranteed Housing Revenue PUT	3.230%	6/1/2029	4,250	4,279
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	1,000	1,011
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	1,355	1,406
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	2,020	2,150
	Atlanta GA GO, ETM	5.000%	12/1/2029	5,000	5,504
	Atlanta GA GO, ETM	5.000%	12/1/2030	5,000	5,620
	Atlanta GA Tax Increment/Allocation Revenue (Beltline Project)	5.000%	1/1/2027	1,350	1,382
	Atlanta Georgia Urban Residential Finance Authority Local or Guaranteed Housing Revenue	3.150%	8/1/2044	835	841
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	9,173	9,423
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	9,445	9,532
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	1,250	1,263
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	11,984	12,110
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	4,400	4,392
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,350	2,360
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,050	2,059
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	2,665	2,677
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	12/1/2028	2,000	2,006
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	1,465	1,475
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2029	7,590	7,661
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,300	1,310
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2028	1,125	1,181
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2029	1,085	1,154
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2030	895	946
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2032	1,395	1,478
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2027	100	102
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2028	100	103
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2029	130	135
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project)	1.800%	9/1/2029	5,000	4,673
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	3.950%	3/8/2028	13,030	13,286
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.900%	8/21/2029	4,000	4,002
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2026	795	803
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/2026	3,840	3,844
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	2,430	2,437
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	7,705	7,728
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,290	2,305
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	5,165	5,199
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	1,820	1,854
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	5,945	6,006
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	10,505	10,803
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	4,150	4,266
	Burke County Development Authority Electric Power & Light Revenue PUT	2.900%	8/21/2029	6,685	6,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	8,290	8,415
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2028	1,000	1,054
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	2,300	2,479
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2031	1,085	1,235
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2032	1,150	1,329
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2033	1,470	1,721
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments LLC Project) PUT	3.450%	4/1/2028	2,610	2,639
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (Columbus Garden Project) PUT	5.000%	4/1/2027	790	810
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (HCAG RAD II Project) PUT	3.300%	11/1/2027	1,190	1,199
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	29,865	29,926
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	11,240	11,970
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2026	375	376
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2028	1,000	1,046
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2029	1,000	1,068
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/2030	2,305	2,361
[10]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2026	345	349
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2028	1,750	1,856
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2029	1,850	2,002
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2030	2,215	2,441
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2031	2,500	2,800
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	1,525	1,543
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	1,085	1,092
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2035	6,105	6,092
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	1,850	1,878
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	5,270	5,341
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,465	1,476
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2027	270	279
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2029	380	408
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2031	575	635
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2029	700	759
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2031	1,000	1,127
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2032	750	858
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,720	1,737
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2026	835	836
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2027	965	972
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2028	1,000	1,013
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	390	400
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	675	708
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	400	429
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2026	1,460	1,461
	Georgia GO	4.000%	2/1/2026	4,570	4,570
	Georgia GO	4.000%	2/1/2031	2,740	2,744
	Georgia GO	4.000%	2/1/2031	4,000	4,003
	Georgia GO	4.000%	2/1/2032	4,000	4,003
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/2027	350	366
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2028	1,275	1,339
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2028	430	444
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2028	315	331
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2029	725	776
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2030	500	545
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2031	745	824
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2026	150	152
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2027	660	671
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2027	200	208
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2028	190	201
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2029	300	325
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2030	200	221
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2028	220	221
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2028	2,500	2,527

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2028	875	919
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2029	660	706
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2030	1,365	1,487
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2031	1,690	1,870
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,580	2,583
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,001
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,000	2,002
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	150	150
Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2028	1,025	1,030
Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/2027	820	850
Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (CAHEC GA Portfolio Ii Project) PUT	3.150%	2/1/2028	1,025	1,029
Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2033	35,000	37,774
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2026	345	346
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2026	350	351
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	2,270	2,298
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	280	283
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2026	580	585
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	620	633
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	500	511
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	516
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2027	465	483
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	1,225	1,245
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	1,100	1,146
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	825	859
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	1,000	1,043
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2028	1,000	1,051
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2028	1,500	1,591
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2028	5,000	5,117
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/2029	225	240
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	280	299
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	2,750	2,933
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/2030	145	156
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2030	2,630	2,780
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2030	500	539
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/2030	470	508
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2030	3,500	3,768
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/2031	100	108
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2031	500	544
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2031	1,500	1,640
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2032	1,000	1,094
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2032	4,850	5,263
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	101,800	102,384
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	10,470	10,636
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	78,655	80,142
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	62,720	65,755
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	24,475	25,012
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	60,650	64,218
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	27,210	28,887
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	105,585	112,234
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	52,690	55,820
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	60,965	65,323
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	36,715	39,328
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	31,150	33,675
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	55,460	59,450
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	15,540	16,811
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	43,600	47,081
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	40,000	43,081
Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	3,270	3,273
Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,990	2,993
Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,270	1,271
Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,480	1,481
Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	4,695	4,828
Monroe County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	8,455	8,566
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	24,255	26,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	13,145	15,123
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2026	625	635
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2028	465	492
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2031	1,050	1,052
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2032	1,000	1,002
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	5.000%	4/1/2028	920	966
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	1,220	1,239
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2027	1,840	1,909
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,451
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	3,000	3,258
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	4,855	5,363
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2031	4,450	4,978
	Savannah Housing Authority Local or Guaranteed Housing Revenue (Montgomery Landing Project) PUT	3.150%	7/1/2028	1,315	1,322
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	830	866
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.000%	10/1/2029	1,255	1,221
					1,341,606
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2026	965	974
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	460	492
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	1,100	1,195
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,000	1,102
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,335	1,471
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	275	303
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	185	206
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	375	422
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2027	350	363
	Guam Income Tax Revenue	5.000%	12/1/2026	2,250	2,285
	Guam Income Tax Revenue	5.000%	12/1/2027	5,230	5,299
	Guam Income Tax Revenue	5.000%	12/1/2033	2,635	2,665
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	300	312
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	1,570	1,631
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	2,525	2,676
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	1,505	1,594
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	1,500	1,619
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	770	830
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	1,000	1,092
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	1,685	1,863
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	2,610	2,913
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	2,160	2,192
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	500	507
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,860	4,003
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	450	467
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	3,250	3,442
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	500	529
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	4,515	4,855
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	400	430
					47,732
Hawaii (0.2%)
	Hawaii County HI GO	5.000%	9/1/2028	530	567
	Hawaii County HI GO	5.000%	9/1/2030	250	279
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,855	2,043
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,585	2,848
	Hawaii GO	4.000%	4/1/2029	3,300	3,307
	Hawaii GO	5.000%	10/1/2029	1,250	1,273
	Hawaii GO	4.000%	10/1/2030	1,885	1,901
	Hawaii GO	4.000%	8/1/2032	4,500	4,503
	Hawaii GO	4.000%	8/1/2033	4,660	4,663
	Hawaii GO	4.000%	8/1/2034	10,000	10,006
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/2027	15,265	15,425
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,845	1,900
	Honolulu HI City & County GO	5.000%	7/1/2028	1,000	1,065
	Honolulu HI City & County GO	4.000%	10/1/2031	5,050	5,089
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	4,700	4,733
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,300	2,403
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	2,150	2,482
					64,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Idaho (0.1%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2027	1,050	1,051
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,085	1,091
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2027	920	926
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2029	1,880	1,895
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/2033	1,000	925
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2027	900	925
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	14,975	16,443
[3]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	2.950%	5/1/2026	3,750	3,750
[8]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	4.000%	1/1/2050	515	524
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	5,215	5,802
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	2,275	2,605
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	2,700	2,726
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2031	750	839
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2032	1,000	1,135
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2033	450	517
					41,154
Illinois (6.5%)
[1]	Adams County School District No. 172 GO	4.000%	2/1/2032	1,000	1,001
	Arlington Heights IL GO	3.000%	12/1/2028	805	805
	Aurora IL Waterworks & Sewerage Water Revenue	4.000%	12/1/2031	1,185	1,186
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2026	710	714
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/2027	380	369
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2035	985	985
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2033	4,540	5,124
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	9,510	9,783
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2034	4,125	4,635
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	8,065	8,289
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2035	2,125	2,374
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2035	1,490	1,530
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2033	650	662
	Chicago Board of Education GO	0.000%	12/1/2026	19,205	18,680
[10]	Chicago Board of Education GO	0.000%	12/1/2026	6,380	6,206
[10,11]	Chicago Board of Education GO	0.000%	12/1/2026	95	92
	Chicago Board of Education GO	5.000%	12/1/2026	6,180	6,233
	Chicago Board of Education GO	5.000%	12/1/2026	3,515	3,545
	Chicago Board of Education GO	5.000%	12/1/2026	7,790	7,857
	Chicago Board of Education GO	5.000%	12/1/2026	1,450	1,462
[1,11]	Chicago Board of Education GO	5.500%	12/1/2026	3,680	3,758
[12]	Chicago Board of Education GO	5.500%	12/1/2026	1,250	1,269
	Chicago Board of Education GO	0.000%	12/1/2027	500	470
[10]	Chicago Board of Education GO	0.000%	12/1/2027	1,060	996
	Chicago Board of Education GO	4.000%	12/1/2027	14,120	14,197
[1]	Chicago Board of Education GO	5.000%	12/1/2027	1,200	1,245
	Chicago Board of Education GO	5.000%	12/1/2027	2,635	2,684
[1]	Chicago Board of Education GO	5.000%	12/1/2027	6,605	6,850
	Chicago Board of Education GO	5.000%	12/1/2027	4,135	4,212
	Chicago Board of Education GO	5.250%	12/1/2027	250	256
[12]	Chicago Board of Education GO	5.500%	12/1/2027	3,070	3,173
[10]	Chicago Board of Education GO	0.000%	12/1/2028	335	304
[10]	Chicago Board of Education GO	0.000%	12/1/2028	14,130	12,828
[10,11]	Chicago Board of Education GO	0.000%	12/1/2028	13,800	12,529
[1]	Chicago Board of Education GO	5.000%	12/1/2028	1,485	1,562
	Chicago Board of Education GO	5.000%	12/1/2028	16,325	16,776
	Chicago Board of Education GO	5.000%	12/1/2028	6,285	6,458
	Chicago Board of Education GO	5.250%	12/1/2028	275	284
[10]	Chicago Board of Education GO	0.000%	12/1/2029	900	788
[1]	Chicago Board of Education GO	5.000%	12/1/2029	4,020	4,225
	Chicago Board of Education GO	5.000%	12/1/2029	20,420	21,137
	Chicago Board of Education GO	5.000%	12/1/2029	5,000	5,119
	Chicago Board of Education GO	5.250%	12/1/2029	285	298
	Chicago Board of Education GO	5.000%	12/1/2030	15,855	16,281
[1]	Chicago Board of Education GO	5.000%	12/1/2030	5,340	5,596
	Chicago Board of Education GO	5.000%	12/1/2030	2,085	2,127
	Chicago Board of Education GO	5.000%	12/1/2030	1,820	1,897
	Chicago Board of Education GO	5.000%	12/1/2030	29,270	29,661
[1]	Chicago Board of Education GO	5.000%	12/1/2030	4,180	4,389
	Chicago Board of Education GO	5.000%	12/1/2030	1,985	2,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.250%	12/1/2030	350	369
[12]	Chicago Board of Education GO	5.500%	12/1/2030	2,500	2,697
[5]	Chicago Board of Education GO	6.750%	12/1/2030	10,295	10,809
[10]	Chicago Board of Education GO	0.000%	12/1/2031	5,035	4,072
[10]	Chicago Board of Education GO	0.000%	12/1/2031	1,310	1,059
[1]	Chicago Board of Education GO	5.000%	12/1/2031	1,500	1,567
	Chicago Board of Education GO	5.000%	12/1/2031	2,880	2,949
	Chicago Board of Education GO	5.000%	12/1/2031	9,590	9,924
	Chicago Board of Education GO	5.000%	12/1/2031	10,635	10,827
[1]	Chicago Board of Education GO	5.000%	12/1/2031	4,640	4,854
	Chicago Board of Education GO	5.000%	12/1/2031	11,360	11,495
	Chicago Board of Education GO	5.250%	12/1/2031	1,600	1,695
	Chicago Board of Education GO	5.250%	12/1/2031	820	869
	Chicago Board of Education GO	5.000%	12/1/2032	3,600	3,670
[1]	Chicago Board of Education GO	5.000%	12/1/2032	2,800	2,918
	Chicago Board of Education GO	5.000%	12/1/2032	9,845	9,989
	Chicago Board of Education GO	5.000%	12/1/2032	5,675	5,850
[1]	Chicago Board of Education GO	5.000%	12/1/2032	2,000	2,081
	Chicago Board of Education GO	5.125%	12/1/2032	1,255	1,255
	Chicago Board of Education GO	5.500%	12/1/2032	11,595	12,493
	Chicago Board of Education GO	5.000%	12/1/2033	8,910	9,022
[1]	Chicago Board of Education GO	5.000%	12/1/2033	2,850	2,964
	Chicago Board of Education GO	5.500%	12/1/2033	15,000	16,229
[1]	Chicago Board of Education GO	5.000%	12/1/2034	6,305	6,545
	Chicago Board of Education GO	5.000%	12/1/2034	3,460	3,496
	Chicago Board of Education GO	5.000%	12/1/2034	26,215	26,393
	Chicago Board of Education GO	5.000%	12/1/2034	4,000	4,095
	Chicago Board of Education GO	5.000%	12/1/2034	3,785	3,811
	Chicago Board of Education GO	5.000%	12/1/2034	5,000	5,215
	Chicago Board of Education GO	4.000%	12/1/2035	11,640	11,498
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	4,000	4,160
	Chicago IL GO	5.000%	1/1/2027	14,450	14,641
	Chicago IL GO	5.000%	1/1/2028	2,450	2,515
	Chicago IL GO	5.000%	1/1/2028	10,190	10,462
	Chicago IL GO	4.000%	1/1/2029	6,127	6,206
	Chicago IL GO	5.000%	1/1/2029	1,150	1,196
	Chicago IL GO	5.000%	1/1/2029	7,940	8,260
	Chicago IL GO	5.000%	1/1/2029	3,670	3,818
	Chicago IL GO	5.000%	1/1/2029	770	801
	Chicago IL GO	5.000%	1/1/2029	2,060	2,062
	Chicago IL GO	4.000%	1/1/2030	6,336	6,419
	Chicago IL GO	5.000%	1/1/2030	7,405	7,787
	Chicago IL GO	5.000%	1/1/2030	8,630	9,075
	Chicago IL GO	0.000%	1/1/2031	5,240	4,436
	Chicago IL GO	5.000%	1/1/2031	4,500	4,728
	Chicago IL GO	5.000%	1/1/2031	515	516
	Chicago IL GO	5.000%	1/1/2031	15,610	16,573
	Chicago IL GO	5.000%	1/1/2031	7,025	7,459
	Chicago IL GO	4.000%	1/1/2032	2,565	2,582
	Chicago IL GO	5.000%	1/1/2032	7,320	7,829
	Chicago IL GO	5.000%	1/1/2033	7,115	7,503
	Chicago IL GO	5.000%	1/1/2033	3,340	3,587
	Chicago IL GO	5.000%	1/1/2034	220	231
	Chicago IL GO	5.000%	1/1/2034	5,220	5,536
	Chicago IL GO	5.000%	1/1/2035	1,000	1,056
	Chicago IL GO, ETM	0.000%	1/1/2027	1,000	975
[10]	Chicago IL GO, ETM	0.000%	1/1/2027	1,000	975
[10]	Chicago IL GO, ETM	0.000%	1/1/2027	2,050	1,999
[10]	Chicago IL GO, ETM	0.000%	1/1/2028	100	95
	Chicago IL GO, ETM	5.000%	1/1/2028	4,380	4,592
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	2,300	2,317
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/2026	1,100	1,103
[10]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	1,400	1,362
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2027	2,500	2,556
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	700	733
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,170	2,219
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,650	2,830
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	675	721
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	6,555	6,691
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	3,770	4,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	1,000	1,090
[10]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2030	380	404
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2031	3,555	3,634
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2031	1,000	1,022
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	3,795	3,877
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	1,000	1,022
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	3,310	3,376
[1,5]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	2.400%	2/5/2026	13,270	13,270
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	14,865	15,138
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	5,000	5,213
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	1,000	1,018
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	3,000	3,056
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	1,000	1,040
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	2,705	2,874
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	4,560	4,754
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,018
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	3,000	3,253
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	2,000	2,036
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,000	1,018
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	750	830
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,800	1,870
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,960	2,163
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2030	3,555	3,709
[12]	Chicago IL Waterworks Water Revenue	5.750%	11/1/2030	10,880	11,718
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,000	1,018
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,735	1,944
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2032	1,055	1,098
[1,5]	Chicago IL Waterworks Water Revenue TOB VRDO	2.380%	2/5/2026	2,895	2,895
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	2,750	2,820
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	5,000	5,246
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	3,000	3,220
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,000	1,097
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	2,000	2,236
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	2,745	2,809
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	6,000	6,437
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	315	337
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,645	1,679
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,380	1,511
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	450	492
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	1,135	1,264
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,485	10,566
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	10,375	11,742
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	24,755	28,386
	Chicago Park District GO	5.000%	11/15/2026	1,500	1,530
	Chicago Park District GO	5.000%	1/1/2027	1,000	1,023
	Chicago Park District GO	5.000%	1/1/2027	500	512
	Chicago Park District GO	5.000%	1/1/2028	1,110	1,164
	Chicago Park District GO	5.000%	1/1/2028	345	362
	Chicago Park District GO	5.000%	1/1/2029	750	805
	Chicago Park District GO	5.000%	1/1/2029	1,875	2,013
	Chicago Park District GO	5.000%	1/1/2029	400	429
	Chicago Park District GO	5.000%	1/1/2030	1,700	1,862
	Chicago Park District GO	5.000%	1/1/2030	1,320	1,446
	Chicago Park District GO	5.000%	1/1/2030	700	767
[2]	Chicago Park District GO	4.000%	1/1/2031	1,955	2,040
	Chicago Park District GO	5.000%	1/1/2031	700	780
	Chicago Park District GO	5.000%	1/1/2031	2,515	2,801
[2]	Chicago Park District GO	4.000%	1/1/2032	5,000	5,167
	Chicago Park District GO	5.000%	1/1/2032	700	792
[2]	Chicago Park District GO	4.000%	11/15/2032	1,000	1,030
[2]	Chicago Park District GO	4.000%	1/1/2033	6,810	7,015
	Chicago Park District GO	5.000%	1/1/2033	1,000	1,146
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	3,850	3,877
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	2,500	2,518
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	9,015	9,248
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	2,750	2,821
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	5,250	5,508
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	7,250	7,606
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2029	5,845	6,252
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2028	1,600	1,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	1,000	1,086
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2030	1,250	1,381
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	1,555	1,744
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2027	500	522
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2030	500	555
[1]	Cook County IL GO	5.000%	11/15/2026	3,710	3,789
	Cook County IL GO	5.000%	11/15/2027	1,205	1,227
	Cook County IL GO	5.000%	11/15/2028	2,705	2,757
	Cook County IL GO	5.000%	11/15/2028	350	374
	Cook County IL GO	5.000%	11/15/2029	3,600	3,921
	Cook County IL GO	5.000%	11/15/2029	7,100	7,231
	Cook County IL GO	5.000%	11/15/2031	2,510	2,551
	Cook County IL Sales Tax Revenue	5.000%	11/15/2026	650	663
	Cook County IL Sales Tax Revenue	5.000%	11/15/2027	350	366
	Cook County IL Sales Tax Revenue	5.000%	11/15/2028	290	310
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	140	153
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	275	300
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	1,250	1,365
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	300	334
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	2,000	2,224
	Cook County IL Sales Tax Revenue	4.000%	11/15/2034	1,000	1,015
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/2026	785	788
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/2028	1,735	1,746
	Cook County School District No. 63 East Maine GO	4.000%	12/1/2034	1,000	1,015
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/2029	4,000	4,157
[2]	Crestwood IL GO	5.000%	12/15/2028	1,820	1,932
[2]	Crestwood IL GO	5.000%	12/15/2029	1,910	2,065
[2]	Crestwood IL GO	5.000%	12/15/2031	1,345	1,497
	DuPage County Forest Preserve District GO	5.000%	11/1/2028	660	706
	DuPage County Forest Preserve District GO	5.000%	11/1/2029	575	629
	DuPage County Forest Preserve District GO	5.000%	11/1/2030	500	558
	DuPage County Forest Preserve District GO	5.000%	11/1/2031	850	966
	DuPage County Forest Preserve District GO	5.000%	11/1/2032	645	743
	Elmhurst Park District GO	5.000%	12/15/2027	140	147
	Elmhurst Park District GO	5.000%	12/15/2028	150	161
	Elmhurst Park District GO	5.000%	12/15/2029	150	164
	Elmhurst Park District GO	5.000%	12/15/2030	250	279
	Elmhurst Park District GO	5.000%	12/15/2031	500	567
	Elmhurst Park District GO	5.000%	12/15/2032	400	459
[1]	Franklin Park IL GO	4.000%	7/1/2030	1,015	1,015
	Glenview IL GO	3.000%	12/1/2029	875	877
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2027	250	261
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2028	275	294
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2029	350	382
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2030	500	556
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2031	2,465	2,787
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2032	1,000	1,145
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2033	925	1,060
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	7,725	8,365
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/2026	2,000	2,000
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2026	145	146
[5]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2030	630	633
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2031	265	275
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2026	345	346
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2026	530	530
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2026	680	688
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2027	1,450	1,494
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2027	730	731
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2027	315	314
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2028	1,805	1,902
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2028	400	415
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	750	759
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2028	550	546
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2029	2,015	2,173
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2029	1,490	1,494
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	6,000	6,604
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	800	853
	Illinois Finance Authority College & University Revenue	4.125%	12/1/2030	1,605	1,542
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	1,175	1,267
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	11,935	13,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2031	500	501
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	13,005	14,774
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2032	565	565
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	1,245	1,250
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2033	6,980	8,021
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2033	1,000	999
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2027	425	435
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2029	940	980
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	200	210
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2031	205	216
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2032	215	227
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2028	400	408
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2029	920	938
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2030	335	342
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2031	370	377
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2032	225	229
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/2026	225	229
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	2,400	2,409
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,020	1,024
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	4,315	4,337
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,655	1,669
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,600	2,633
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	250	253
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,000	1,013
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,020	1,038
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,000	3,075
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	1,890	1,931
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,110	1,117
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,735	1,785
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	950	979
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,540	1,542
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,505	1,507
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,815	1,902
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	1,000	1,067
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	4,465	4,573
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	940	960
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,755	2,772
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	16,035	17,401
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	13,720	14,052
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	4,365	4,370
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	600	602
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,260	1,341
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	1,010	1,011
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	5,910	6,039
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	2,155	2,204
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	415	423
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	2,295	2,343
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	2,000	2,265
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,030	1,039
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,125	1,126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	4,945	5,075
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	460	472
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	14,040	14,118
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	11,645	11,980
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,460	2,653
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	17,030	18,274
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	31,430	34,348
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	2/4/2026	36,250	36,250
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.580%	4/1/2051	5,705	5,705
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	5/1/2042	1,405	1,402
[5]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2034	625	665
	Illinois Finance Authority Natural Gas Revenue	3.900%	3/1/2030	5,000	5,004
[4]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.150%	3.698%	11/1/2034	9,355	9,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Water Revenue	5.000%	7/1/2026	7,755	7,844
	Illinois Finance Authority Water Revenue	5.000%	1/1/2027	4,325	4,434
	Illinois Finance Authority Water Revenue	5.000%	7/1/2027	6,790	7,054
	Illinois Finance Authority Water Revenue	5.000%	1/1/2028	1,860	1,955
	Illinois Finance Authority Water Revenue	5.000%	7/1/2028	820	873
	Illinois Finance Authority Water Revenue	5.000%	1/1/2029	585	629
	Illinois Finance Authority Water Revenue	5.000%	7/1/2029	1,125	1,224
	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	845	930
	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	250	275
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	700	778
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	805	895
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	2,695	2,996
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	2,220	2,492
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,000	1,122
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,470	1,650
	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	3,250	3,681
	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	3,500	3,964
	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	1,085	1,229
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	2,500	2,855
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	2,255	2,575
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	910	1,039
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	5,500	6,327
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	5,140	5,913
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,085	1,112
	Illinois GO	5.000%	2/1/2026	8,900	8,900
	Illinois GO	5.000%	3/1/2026	10,000	10,020
	Illinois GO	5.000%	5/1/2026	5,000	5,030
	Illinois GO	5.500%	5/1/2026	8,675	8,738
	Illinois GO	5.000%	7/1/2026	5,795	5,854
	Illinois GO	5.000%	11/1/2026	25,940	26,412
	Illinois GO	5.000%	1/1/2027	1,750	1,756
	Illinois GO	5.000%	3/1/2027	7,935	8,143
	Illinois GO	5.000%	5/1/2027	7,000	7,211
	Illinois GO	5.000%	6/1/2027	1,400	1,411
	Illinois GO	5.000%	10/1/2027	1,500	1,560
	Illinois GO	5.000%	11/1/2027	15,045	15,670
	Illinois GO	5.000%	1/1/2028	625	627
	Illinois GO	5.500%	1/1/2028	240	253
	Illinois GO	4.000%	3/1/2028	3,000	3,078
	Illinois GO	5.000%	3/1/2028	805	844
	Illinois GO	5.000%	5/1/2028	5,000	5,264
	Illinois GO	5.000%	5/1/2028	5,000	5,264
	Illinois GO	5.000%	6/1/2028	1,040	1,048
	Illinois GO	5.000%	10/1/2028	3,000	3,186
	Illinois GO	5.000%	11/1/2028	23,700	24,651
	Illinois GO	5.000%	11/1/2028	2,895	3,079
	Illinois GO	5.000%	12/1/2028	2,500	2,604
	Illinois GO	5.000%	2/1/2029	4,590	4,693
	Illinois GO	5.000%	2/1/2029	3,100	3,314
	Illinois GO	5.000%	3/1/2029	2,250	2,409
	Illinois GO	5.000%	5/1/2029	2,525	2,713
	Illinois GO	3.500%	6/1/2029	2,410	2,414
	Illinois GO	5.000%	7/1/2029	25,000	26,949
	Illinois GO	5.000%	11/1/2029	28,550	29,675
	Illinois GO	5.000%	1/1/2030	1,000	1,002
	Illinois GO	5.000%	2/1/2030	12,220	13,322
	Illinois GO	5.000%	5/1/2030	2,580	2,824
	Illinois GO	5.500%	5/1/2030	2,365	2,544
[1]	Illinois GO	4.000%	2/1/2031	1,500	1,516
	Illinois GO	5.000%	10/1/2031	3,320	3,512
	Illinois GO	5.000%	10/1/2031	2,400	2,539
	Illinois GO	5.000%	10/1/2031	4,000	4,472
	Illinois GO	4.125%	11/1/2031	2,240	2,254
	Illinois GO	5.000%	12/1/2031	1,000	1,039
	Illinois GO	5.000%	11/1/2032	4,255	4,319
	Illinois GO	4.000%	6/1/2033	1,300	1,303
	Illinois GO	4.000%	12/1/2033	2,350	2,376
	Illinois GO	5.000%	12/1/2034	6,485	6,699
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/2026	605	598
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2048	1,985	1,993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2049	1,575	1,590
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/2049	860	870
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2050	825	829
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2052	15,855	15,885
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/2052	8,045	8,456
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/2056	3,385	3,906
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/2026	4,300	4,308
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	2,045	2,045
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	1,270	1,270
[3]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	2/2/2026	11,318	11,318
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	5,275	5,290
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	7,475	7,518
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	950	958
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	2,394	2,405
[3]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	580	580
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	940	944
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	705	708
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	3,000	3,040
[5]	Illinois Housing Development Authority Multifamily Housing Revenue TOB VRDO	2.510%	2/5/2026	30,605	30,605
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	14,320	16,256
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2033	20,185	23,201
	Illinois Sales Tax Revenue	5.000%	6/15/2026	4,775	4,784
[10]	Illinois Sales Tax Revenue	6.000%	6/15/2026	125	127
	Illinois Sales Tax Revenue	4.000%	6/15/2027	1,065	1,069
	Illinois Sales Tax Revenue	5.000%	6/15/2027	15,175	15,710
[10]	Illinois Sales Tax Revenue	6.000%	6/15/2027	3,040	3,181
	Illinois Sales Tax Revenue	4.000%	6/15/2028	7,355	7,386
	Illinois Sales Tax Revenue	5.000%	6/15/2028	9,825	10,412
	Illinois Sales Tax Revenue	4.000%	6/15/2029	4,390	4,408
	Illinois Sales Tax Revenue	5.000%	6/15/2029	9,630	10,400
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2030	890	894
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2030	1,000	1,063
	Illinois Sales Tax Revenue	5.000%	6/15/2030	1,005	1,107
	Illinois Sales Tax Revenue	5.000%	6/15/2030	10,140	11,166
	Illinois Sales Tax Revenue	3.000%	6/15/2031	10,385	10,281
	Illinois Sales Tax Revenue	5.000%	6/15/2031	30,000	33,610
[2]	Illinois Sales Tax Revenue	5.000%	6/15/2032	1,325	1,394
	Illinois Sales Tax Revenue	3.000%	6/15/2034	300	287
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	2,000	2,078
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	6,655	6,975
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	2,100	2,201
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,500	2,638
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	6,920	7,387
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,205	2,354
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	3,000	3,209
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	4,100	4,394
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	9,400	9,420
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2031	1,820	1,848
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2032	10,150	10,307
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/2026	6,370	6,297
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	110	110
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	1,000	1,002
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	1,000	1,011
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	1,350	1,353
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	205	205
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2032	1,000	1,010
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	5,585	5,596
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2030	2,615	2,860
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2031	2,540	2,821
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2032	2,600	2,919
[1]	Illinois State University College & University Revenue	5.000%	4/1/2028	785	825
[1]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/2028	1,000	937
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2029	10,000	10,369
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2030	2,000	2,073
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2026	3,605	3,605
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	2,000	2,048
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	1,500	1,536
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,786
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2029	1,500	1,604
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2032	5,000	5,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2033	1,500	1,500
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2033	6,900	7,870
[13]	Knox Warren Etc Counties Community College District No. 518 Carl Sandburg GO, 5.000% coupon rate effective 4/15/2026	3.375%	12/1/2035	6,830	6,831
[2]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/2030	1,000	1,031
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2026	11,540	11,265
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	1,345	1,413
[1,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	1,010	1,034
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2029	2,000	1,780
[1,10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2030	10,000	8,789
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	13,040	11,228
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	4,305	4,263
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	2,075	2,114
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	60	58
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2027	3,000	3,061
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	2,300	2,305
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	5,000	5,191
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	10,450	9,743
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	2,355	2,445
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	3,750	3,894
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	7,500	7,780
[1,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.500%	6/15/2029	1,275	1,304
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2026	975	978
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2028	1,245	1,277
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2030	1,555	1,618
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2031	1,730	1,797
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	1,875	1,914
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	1,325	1,351
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	7,110	7,244
[1]	Mundelein IL GO	4.000%	12/15/2026	500	506
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2026	250	252
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2027	375	385
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2029	540	576
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2030	250	271
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2031	600	657
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2032	900	993
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2033	1,000	1,111
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2026	105	107
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	1,310	1,319
[2]	Northern Illinois University COP	5.000%	4/1/2029	660	700
[2]	Northern Illinois University COP	5.000%	4/1/2032	970	1,070
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2026	1,450	1,455
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2027	2,200	2,255
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2027	325	336
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2028	325	342
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2029	325	348
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2030	690	751
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2031	1,040	1,129
	Plano IL Special Service Area No. 3 & No. 4 Special Tax Revenue (Lakewood Springs Project)	4.000%	3/1/2035	3,555	3,555
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	730	755
[10]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/2033	505	587
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2026	105	105
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2035	4,930	4,931
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2029	10,000	10,658
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	7,500	7,677
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	2,000	2,088
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	1,720	1,793
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	1,735	1,811
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	1,000	1,066
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	3,075	3,277
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	520	565
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2030	8,150	8,777
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	1,140	1,260
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	1,000	1,122
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.380%	2/5/2026	3,990	3,990
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2028	1,615	1,650
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2029	2,065	2,132
	Schaumburg IL GO	4.000%	12/1/2026	6,485	6,576
	Schaumburg IL GO	4.000%	12/1/2028	1,000	1,043
	Schaumburg IL GO	4.000%	12/1/2029	8,155	8,606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2026	175	176
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2027	210	215
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/2028	750	769
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2028	275	287
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/2029	400	415
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2029	365	389
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2030	425	460
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2032	1,000	1,138
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2033	2,000	2,305
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/2027	730	750
	Springfield IL GO	3.250%	12/1/2030	1,085	1,085
	St. Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/2029	700	701
	University of Illinois Board of Trustees College & University Revenue	5.000%	4/1/2027	2,665	2,676
	University of Illinois Board of Trustees College & University Revenue	5.000%	10/1/2028	485	512
	University of Illinois Board of Trustees College & University Revenue	5.000%	10/1/2029	965	1,038
	University of Illinois Board of Trustees College & University Revenue	5.000%	10/1/2030	1,150	1,257
[2]	Western Illinois University College & University Revenue	4.000%	4/1/2026	1,340	1,342
[2]	Western Illinois University College & University Revenue	4.000%	4/1/2027	1,400	1,413
	Will County IL GO	5.000%	11/15/2031	1,320	1,498
	Will County IL GO	5.000%	11/15/2032	900	1,036
	Will County IL GO	5.000%	11/15/2033	1,700	1,980
[2]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/2028	1,165	1,189
[13]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO, 5.000% coupon rate effective 6/1/2026	3.500%	6/1/2036	4,665	4,665
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2027	1,245	1,274
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2028	3,910	4,102
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2029	4,175	4,480
	Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley College GO	5.000%	1/1/2033	1,000	1,138
					2,198,497
Indiana (1.3%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	1,010	1,021
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	500	512
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	500	530
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	500	535
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	500	541
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	500	546
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	500	553
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	700	782
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	1,235	1,281
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	475	499
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	485	516
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	500	538
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	5,355	5,817
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	675	733
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	1,000	1,097
[2]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/2031	1,195	1,207
[2]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/2032	1,670	1,684
[2]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/2029	275	286
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2032	1,315	1,317
[2]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/2028	805	831
[2]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/2028	410	425
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,340	1,351
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	2,130	2,152
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/2026	370	365
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/2027	320	310
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/2027	320	305
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/2026	540	540
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2032	80	86
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2028	1,030	1,076
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2029	1,085	1,150
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	740	795
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	868
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2027	675	702
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2028	710	755
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2031	675	757
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2032	730	826
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	1,895	1,869
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	1,225	1,211
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	17,485	18,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/2026	5,900	5,875
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	450	451
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	395	396
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2026	750	757
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	830	846
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	350	365
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2028	2,220	2,288
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2030	1,225	1,287
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	600	658
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	1,345	1,428
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	3.750%	5/15/2032	600	602
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Indiana Masonic Home Project)	4.300%	5/1/2029	750	767
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2029	1,410	1,478
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2030	750	796
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2026	360	361
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2027	575	586
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2028	605	627
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2029	1,265	1,333
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2030	1,330	1,421
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2031	1,400	1,513
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/2026	4,210	4,147
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2028	13,835	14,562
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	23,155	24,901
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	29,000	31,765
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	38,015	42,333
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	10,000	11,259
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	17,965	20,251
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.580%	3/1/2039	3,535	3,521
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	17,600	17,656
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/2030	3,820	3,694
	Indiana Finance Authority Intergovernmental Agreement Revenue (Citizens Energy Group Project)	5.000%	10/1/2030	670	745
	Indiana Finance Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2034	8,030	8,100
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.000%	3/2/2026	6,140	6,141
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2027	1,000	1,044
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2028	1,430	1,530
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	1,200	1,311
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	2,295	2,507
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	1,600	1,748
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	2,750	3,058
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	1,175	1,307
	Indiana Finance Authority Water Revenue	5.000%	10/1/2029	500	507
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2049	1,050	1,056
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2049	770	768
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2050	2,935	2,908
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	2,580	2,549
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/2052	2,410	2,505
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2053	2,575	2,682
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,235	1,315
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	6.500%	7/1/2055	11,470	13,070
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Dalehaven Estates Project) PUT	5.000%	6/1/2026	6,075	6,120
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	1,555	1,550
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	2,000	2,017
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Vita of Lafayette Project) PUT	2.740%	10/1/2028	10,141	10,118
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2028	1,910	1,922
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	775	777
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	1,520	1,535
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,000	3,298
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2032	5,500	6,266
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2033	1,100	1,186
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2030	1,000	1,097
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2031	2,600	2,896
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2032	895	1,011
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	1,800	1,846
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	2,000	2,114
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	1,300	1,384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	1,100	1,182
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	600	653
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	600	652
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	2,000	2,175
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,097
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	600	658
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	740	816
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,250	1,379
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,100	1,224
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	600	668
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	700	778
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	650	722
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/2030	1,265	1,266
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	2,805	2,812
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	13,320	13,576
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2026	300	301
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2027	350	357
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2028	375	386
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2028	300	310
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2029	300	312
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2029	300	314
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2030	400	421
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2030	400	424
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2026	1,065	1,072
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2027	1,190	1,206
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	635	642
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	495	514
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	260	274
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	535	576
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	435	439
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	450	459
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	500	517
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	210	216
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	1,175	1,229
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	470	491
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	485	512
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	1,070	1,145
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	495	527
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	510	549
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	300	323
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	270	291
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	800	869
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	270	293
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,103
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	720	789
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	550	603
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	620	691
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,260	1,392
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	845	934
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,000	1,123
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	630	707
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,295	1,441
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	865	963
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	2,650	2,969
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	1,775	1,989
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	2,715	3,060
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	1,820	2,051
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	2,585	2,930
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	1,865	2,114
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	2,855	3,253
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,910	2,176
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	2,925	3,349
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	1,960	2,244
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	3,000	3,448
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	2,010	2,310
	Westfield-Washington Schools GO	5.000%	1/15/2027	1,590	1,626
	Westfield-Washington Schools GO	5.000%	7/15/2027	870	900
	Westfield-Washington Schools GO	5.000%	1/15/2028	865	905
					442,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa (0.2%)
	Asbury IA GO	2.625%	6/1/2029	315	313
	Iowa City Community School District GO	2.900%	6/1/2031	2,800	2,728
	Iowa City Community School District GO	2.950%	6/1/2032	3,010	2,910
	Iowa City Community School District GO	3.000%	6/1/2033	3,100	2,961
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	2,000	2,002
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	90	90
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,000	1,001
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/2028	830	865
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	415	412
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2030	1,260	1,287
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	3,710	3,719
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	170	171
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	1,285	1,311
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/2049	635	637
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	630	622
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	1,885	1,916
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2052	9,190	9,681
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2052	2,935	3,141
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/2050	2,205	2,199
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	2.270%	2/5/2026	4,900	4,900
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2026	705	714
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2027	1,050	1,084
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	370	389
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	425	437
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,300	1,388
	Marion IA GO	2.500%	6/1/2030	370	360
	University of Iowa College & University Revenue	3.000%	7/1/2027	615	615
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2032	450	508
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2033	510	582
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/2028	1,155	1,174
					50,117
Kansas (0.3%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/2026	7,630	7,638
[5]	Glendale KS Sales Tax Revenue	4.000%	6/1/2029	700	699
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	10,000	11,414
	Kansas Development Finance Authority College & University Revenue (Wichita State University Projects)	3.000%	6/1/2031	1,645	1,630
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	28,920	30,837
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	500	559
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,822
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2027	1,600	1,602
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2028	3,000	2,991
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	504
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	500	514
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2026	1,020	1,028
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2027	870	890
[2]	Manhattan KS GO	5.000%	6/15/2028	6,870	6,924
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2028	300	302
	Manhattan KS Health, Hospital, Nursing Home Revenue	3.750%	6/1/2031	335	337
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.200%	6/1/2032	355	357
	Sedgwick County Public Building Commission Lease Revenue	3.000%	8/1/2028	1,280	1,280
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/2026	6,300	6,315
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	2,385	2,411
	St. Marys KS Industrial Revenue	3.500%	4/15/2032	3,500	3,530
	Wamego KS Industrial Revenue	3.500%	4/15/2032	14,720	14,846
	Wichita KS Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,000	1,007
	Wichita KS Water & Sewer Utility Water Revenue	3.000%	10/1/2027	700	700
[5]	Wyandotte County-Kansas City Unified Government Tax Increment/Allocation Revenue (Village East Project)	5.250%	9/1/2035	12,335	12,520
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/2033	1,810	1,820
					117,477
Kentucky (2.3%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	1,635	1,635
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	1,970	2,006
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2029	1,000	1,002
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	14,000	13,828
	Commonwealth of Kentucky COP	5.000%	6/15/2034	1,320	1,326
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2028	1,030	1,083
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2029	1,080	1,160
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2030	1,135	1,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elizabethtown KY GO	2.500%	8/1/2029	460	450
	Kenton County KY GO	4.000%	4/1/2030	1,000	1,015
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2027	120	122
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2028	125	128
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/2028	195	203
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2035	9,095	9,127
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2026	2,060	2,089
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,325	1,340
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,275	1,321
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,000	3,056
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,855	1,887
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,000	1,032
[5,6]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.350%	2/2/2026	11,040	11,040
	Kentucky Economic Development Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.000%	3/2/2026	6,555	6,556
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/2026	3,810	3,817
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,525	1,533
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2030	1,180	1,285
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2031	2,485	2,749
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2026	90	90
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	1,690	1,692
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2030	1,680	1,683
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2026	2,585	2,616
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2032	2,085	2,179
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2032	1,625	1,641
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2033	1,000	1,043
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/2026	2,500	2,500
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2026	1,075	1,075
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/2026	1,085	1,094
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2026	1,890	1,899
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2027	2,110	2,128
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	305	309
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	1,980	2,005
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2029	1,500	1,592
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2029	1,000	1,062
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2030	550	587
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2030	2,090	2,220
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2030	2,000	2,150
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2031	5,770	6,249
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2033	1,795	1,951
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	11/1/2033	1,660	1,808
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	45,000	47,164
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2034	1,710	1,865
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	11/1/2034	1,165	1,272
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	123,920	124,880
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	38,175	38,771
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	100,430	106,864
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	63,835	67,623
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	20,125	20,287
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	12,260	13,250
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	60,570	65,256
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2027	1,650	1,682
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/2031	1,430	1,474
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/2028	500	517
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/2028	1,150	1,232
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2027	260	272
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2028	375	402
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2029	500	548
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2030	1,025	1,145
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2028	1,220	1,304
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2030	765	853
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	2,850	3,011
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	2,150	2,271
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2029	3,000	3,245
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2029	3,140	3,396
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	3,000	3,316
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	2,165	2,393
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	10,815	12,179
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	5,000	5,726
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	11,120	12,734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	170	171
	Lexington-Fayette Urban County Government GO	3.000%	9/1/2028	1,000	998
	Louisville Water Co. Water Revenue	3.125%	11/15/2030	3,750	3,751
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,060	3,105
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	10,530	10,681
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	10,130	10,271
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	7,340	7,437
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2026	24,765	25,101
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	2,000	2,145
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	29,905	32,000
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/2026	1,440	1,420
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/2027	1,975	1,995
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2027	7,145	7,283
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2026	1,100	1,116
	University of Kentucky College & University Revenue	4.000%	4/1/2026	750	750
	University of Kentucky College & University Revenue	3.250%	4/1/2028	2,235	2,268
	University of Kentucky College & University Revenue	3.500%	4/1/2029	2,305	2,350
	University of Kentucky College & University Revenue	5.000%	4/1/2030	4,260	4,267
[1]	University of Louisville College & University Revenue	5.000%	9/1/2028	1,230	1,307
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	690	693
	Warren County School District Finance Corp. Lease(Renewal) Revenue	4.000%	4/1/2026	3,440	3,448
	Warren County School District Finance Corp. Lease(Renewal) Revenue	3.000%	4/1/2028	2,000	2,001
					781,097
Louisiana (1.5%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,910	1,925
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,000	2,055
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,072
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	6,735	6,869
[5,6]	Calcasieu Parish Public Trust Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	5,170	5,170
[2]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/2026	675	676
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.200%	2/2/2026	19,000	19,000
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	8,000	7,595
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2031	425	480
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2032	440	502
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2033	475	548
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2030	1,410	1,483
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	3,500	3,872
	Louisiana GO	5.000%	10/1/2026	6,750	6,872
	Louisiana GO	5.000%	2/1/2027	5,000	5,136
	Louisiana GO	5.000%	2/1/2029	6,000	6,480
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2055	1,170	1,291
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.250%	6/1/2055	2,900	3,255
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	1,300	1,306
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (BW Cooper Senior Project) PUT	3.200%	8/1/2028	1,035	1,041
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at Covington Place Project) PUT	3.100%	5/1/2028	2,090	2,099
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	5.000%	6/1/2026	10,840	10,845
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/2026	9,439	9,450
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Hampton Park Project) PUT	3.150%	7/1/2028	535	538
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,715	3,797
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (King Oaks V Project) PUT	2.700%	10/1/2028	950	948
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	7,065	7,109
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/2026	11,081	11,180
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,455	1,490
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/2026	1,055	1,073
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/2027	1,000	1,037
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2026	2,195	2,224
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2027	4,190	4,349
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	4,265	4,416
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	5,250	5,433
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	6,500	6,721
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	11,080	11,447
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	4,900	5,045
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	20,360	20,391
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	10,325	10,453
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	6,170	6,325
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,140	4,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	2,150	2,165
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	12/15/2033	2,140	2,155
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	4.000%	12/15/2032	1,335	1,346
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	700	704
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,670	2,698
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	440	453
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	400	420
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	17,060	18,608
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,060	1,061
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/2028	5,975	6,251
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2029	1,500	1,542
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	6/1/2033	10,000	10,894
[6]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.270%	2/5/2026	45,800	45,800
[5]	Louisiana Public Facilities Authority Revenue (Touro Infirmary Project)	3.900%	8/15/2029	11,533	11,535
[1]	Shreveport LA GO	5.000%	3/1/2028	550	574
[1]	Shreveport LA GO	5.000%	3/1/2028	335	350
[1]	Shreveport LA GO	5.000%	3/1/2029	1,200	1,276
[1]	Shreveport LA GO	5.000%	3/1/2029	310	330
[2]	Shreveport LA GO	5.000%	8/1/2029	2,800	2,892
[1]	Shreveport LA GO	5.000%	3/1/2030	700	755
[1]	Shreveport LA GO	5.000%	3/1/2030	425	458
[2]	Shreveport LA GO	5.000%	8/1/2030	5,355	5,527
[1]	Shreveport LA GO	5.000%	3/1/2031	630	688
[1]	Shreveport LA GO	5.000%	3/1/2032	600	663
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2026	425	433
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	330	343
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	1,145	1,212
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	555	588
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	1,000	1,018
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	1,000	1,057
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	910	978
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	805	876
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,105	1,163
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,495	1,648
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2032	3,750	4,169
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2033	3,250	3,654
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	2,330	2,378
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	46,290	46,165
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	50,110	50,011
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	21,380	21,484
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	36,955	37,398
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2030	2,385	2,609
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2027	1,320	1,345
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2028	2,050	2,126
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2029	1,530	1,614
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2028	700	733
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2030	910	987
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2033	1,000	1,123
					512,499
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	555	558
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	625	646
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	395	408
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	650	670
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	750	795
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,106
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,250	1,372
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,126
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,142
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/2026	195	196
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/2027	125	129
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	4,050	4,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2028	1,080	1,088
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2028	1,075	1,099
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.050%	11/15/2029	2,800	2,825
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.550%	11/15/2029	7,530	7,721
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2029	1,960	2,014
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.100%	11/15/2030	1,325	1,336
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.650%	11/15/2030	2,000	2,056
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2047	80	80
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2048	355	356
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2050	380	384
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/2052	1,005	1,044
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,135	2,386
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	2,780	3,117
[3]	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	1,025	1,155
					38,916
Maryland (0.7%)
[5]	Baltimore MD Sewer Revenue (Wastewater Project) TOB VRDO	2.350%	2/5/2026	9,695	9,695
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/2026	135	135
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/2027	175	173
	Calvert County MD GO	2.750%	7/1/2030	1,230	1,225
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2027	1,190	1,202
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/2027	3,355	3,264
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/2029	1,000	942
	Hyattsville MD Special Obligation Revenue (University Town Center Project)	5.000%	7/1/2027	1,100	1,100
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	4,660	4,732
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.800%	9/1/2030	1,395	1,301
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.700%	3/1/2032	1,410	1,263
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/2048	1,000	1,017
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	635	646
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/2049	1,250	1,264
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/2050	6,435	6,440
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	5,060	5,022
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	1,900	1,883
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	3,700	3,664
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	12,905	13,438
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/2053	7,840	8,364
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	2,010	2,148
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	7,035	7,912
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	4,480	5,158
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2030	3,445	3,471
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2031	2,590	2,606
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/2028	10,785	11,078
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	3.250%	9/1/2030	2,085	2,028
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2028	300	313
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2029	300	318
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2030	300	322
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	565	613
	Maryland Economic Development Corp. Tax Increment/Allocation Revenue (Metro Centre at Owings Mills Project)	3.750%	7/1/2027	1,240	1,241
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	800	801
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	195	198
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	3,960	4,074
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,100	3,104
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	135	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	875	917
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	135	142
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,670	1,779
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,800	1,941
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	565	578
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,445	1,562
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,700	1,869
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,450	2,732
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	10,310	11,776
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,490	1,521
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,600	2,937
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,500	2,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	5,770	5,899
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	13,240	13,486
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	5,275	5,773
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2033	11,530	12,919
[5,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.630%	2/5/2026	12,570	12,570
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.820%	7/1/2041	30,770	30,770
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2026	1,000	1,002
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2028	1,375	1,449
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2029	2,190	2,362
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2030	1,000	1,106
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2031	1,765	1,984
[5]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	2.380%	2/5/2026	11,250	11,250
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	3.000%	3/1/2027	3,000	3,000
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2027	600	612
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2029	445	454
	Westminster MD College & University Revenue	5.000%	11/1/2030	760	769
	Westminster MD College & University Revenue	5.000%	11/1/2031	735	744
					248,893
Massachusetts (1.4%)
	Boston MA GO	4.000%	3/1/2028	2,250	2,252
	Boston MA GO	4.000%	3/1/2029	2,030	2,032
	Commonwealth of Massachusetts GO	5.000%	5/1/2026	1,465	1,475
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	1,460	1,551
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	1,135	1,236
	Commonwealth of Massachusetts GO	5.000%	10/1/2029	26,180	28,807
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	2,015	2,255
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	1,800	1,819
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	2,120	2,420
	Commonwealth of Massachusetts GO	3.000%	9/1/2031	6,715	6,715
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	1,900	2,206
	Commonwealth of Massachusetts GO	5.000%	2/1/2033	1,285	1,317
[5]	Commonwealth of Massachusetts GO TOB VRDO	2.310%	2/5/2026	4,000	4,000
	Dedham MA GO	2.650%	6/15/2030	250	250
	Greater Attleboro-Taunton Regional Transit Authority Transit Revenue RAN	4.000%	8/14/2026	2,565	2,582
	Hudson MA BAN GO	5.000%	6/11/2026	875	880
	Hudson MA BAN GO	5.250%	6/11/2026	2,325	2,340
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	1,100	1,143
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	14,355	13,440
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	2,920	3,197
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	4,000	4,481
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2035	12,000	12,004
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2027	1,685	1,732
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2026	210	211
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2026	245	245
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2026	175	176
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	2,165	2,199
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2027	220	222
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2027	500	500
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	1,475	1,485
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	185	189
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/2027	145	145
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	175	182
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2029	1,945	1,992
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,700	1,729
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	185	195
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	770	774
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2029	1,820	1,831
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2030	1,725	1,774
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2030	350	350
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	4,560	4,634
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	1,420	1,473
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	195	207
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	750	754
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	2,145	2,154
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2031	365	364
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	1,085	1,102
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	1,860	1,926
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	2,480	2,486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	780	798
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	905	909
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	2,680	2,682
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	1,350	1,367
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	800	823
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	550	564
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	410	412
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	2,890	2,860
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	7,805	7,699
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	2,030	2,067
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2028	7,780	8,261
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	16,195	18,574
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,055	2,070
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,245	1,256
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	5,735	5,791
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,135	2,156
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	504
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2026	875	886
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	500	501
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	600	609
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2026	1,965	2,006
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	560	561
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,485	1,530
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	935	953
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	685	702
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	1,120	1,157
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	525	547
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2027	2,060	2,150
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,500	2,521
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	600	603
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,000	2,055
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	785	810
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	865
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2028	1,250	1,317
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,075	1,147
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2028	2,165	2,309
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,500	1,510
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,700	2,775
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,225	1,269
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	765	809
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	6,200	6,576
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	1,095	1,175
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	900
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2029	2,275	2,473
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	465	480
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2030	2,385	2,616
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,375	3,490
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	19,110	21,043
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,395	2,410
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,055
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	5,125	5,289
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,305	1,339
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,710	3,748
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,795	3,128
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,100	1,107
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,815	5,983
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	4,450	5,013
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,655	3,012
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	3,755	3,763
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,615	4,735
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,545	1,773
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,500	1,502
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	675	691
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,050	1,055
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	4,160	4,545
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2026	320	324
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2026	600	605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2034	1,000	1,006
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2026	1,865	1,872
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/2027	3,085	3,099
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	4,440	4,471
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	9,230	9,414
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	3,505	3,552
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	26,735	27,355
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2029	14,115	14,219
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	7,155	7,342
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	13,420	13,525
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2030	3,100	3,101
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2050	1,695	1,723
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2055	5,000	5,659
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,000	2,046
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,425	2,479
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2032	11,840	13,680
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2033	8,400	9,851
	Pioneer Valley Transit Authority Transit Revenue RAN	4.000%	7/10/2026	4,020	4,042
	Quincy MA GO	4.000%	6/1/2032	2,565	2,566
	Swansea Water District BAN GO	4.000%	9/24/2026	1,150	1,159
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/24/2026	6,781	6,799
	Whitman Hanson MA Regional School District BAN GO	4.875%	3/18/2026	14,725	14,756
					462,381
Michigan (2.1%)
[1,14]	Detroit City School District GO	5.250%	5/1/2029	3,860	4,201
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2027	500	517
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2028	500	529
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2029	500	540
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2030	2,000	2,201
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2031	2,690	3,010
	Detroit MI GO	5.000%	4/1/2026	330	331
	Detroit MI GO	5.000%	4/1/2030	475	514
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2026	500	508
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2027	625	650
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2028	500	532
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2029	1,250	1,355
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2030	1,635	1,803
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2031	1,500	1,677
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.125%	11/1/2030	5,875	5,891
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.250%	11/1/2030	7,875	7,896
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	800	828
[2]	Grandville Public Schools GO	5.000%	5/1/2026	620	624
[2]	Grandville Public Schools GO	5.000%	5/1/2027	655	671
[2]	Grandville Public Schools GO	5.000%	5/1/2028	740	773
[2]	Grandville Public Schools GO	5.000%	5/1/2029	790	840
[2]	Grandville Public Schools GO	5.000%	5/1/2030	825	893
[2]	Grandville Public Schools GO	5.000%	5/1/2031	860	944
[5]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	2.380%	2/5/2026	8,475	8,475
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	5,000	5,054
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	1,745	1,808
[14]	Howell Public Schools GO	5.000%	5/1/2030	500	552
[14]	Howell Public Schools GO	5.000%	5/1/2031	650	731
[14]	Howell Public Schools GO	5.000%	5/1/2032	700	799
	Ingham County Building Authority Lease Revenue	2.000%	5/1/2026	3,275	3,266
	Ingham County Building Authority Lease Revenue	2.000%	5/1/2027	3,350	3,298
[5]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	3.900%	8/15/2031	755	756
[5]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.250%	8/15/2031	1,610	1,612
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,045	2,059
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	1,490	1,494
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	3,330	3,337
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	2,345	2,349
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2031	1,000	1,042
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2028	1,500	1,604
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2029	1,380	1,509
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2030	1,325	1,476
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2031	1,000	1,131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,890	1,964
[14]	Lake Orion Community School District GO	4.000%	5/1/2029	675	709
[14]	L'Anse Creuse Public Schools GO	5.000%	5/1/2027	100	103
[14]	L'Anse Creuse Public Schools GO	5.000%	5/1/2028	60	63
[14]	L'Anse Creuse Public Schools GO	5.000%	5/1/2029	100	108
[14]	L'Anse Creuse Public Schools GO	5.000%	5/1/2030	85	94
[14]	L'Anse Creuse Public Schools GO	5.000%	5/1/2031	200	225
[14]	L'Anse Creuse Public Schools GO	5.000%	5/1/2032	190	217
[14]	L'Anse Creuse Public Schools GO	5.000%	5/1/2033	225	260
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	2.000%	7/1/2026	740	736
[3]	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	2,115	2,330
[1]	Livonia Public Schools GO	5.000%	5/1/2029	525	567
[1]	Livonia Public Schools GO	5.000%	5/1/2030	1,050	1,159
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2027	55	55
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2029	50	53
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2026	480	482
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	600	601
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2026	4,275	4,297
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2026	1,870	1,876
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,250	1,277
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2026	2,125	2,134
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2028	2,000	2,110
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,790	1,852
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2028	1,450	1,464
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2029	2,175	2,338
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,000	1,033
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2030	2,810	3,073
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,000	1,018
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,500	1,525
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	10,165	10,210
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/2026	25,440	25,482
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/2026	9,535	9,585
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/2027	45,000	45,508
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	8,170	7,798
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	10,480	10,003
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	2,825	2,977
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	2,965	3,227
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2030	3,115	3,454
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,755	1,975
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	800	911
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	625	718
	Michigan Finance Authority Revenue	5.000%	3/1/2031	12,420	13,874
	Michigan Finance Authority Revenue	3.750%	12/1/2038	15,000	15,601
[5]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	12,000	12,010
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	3,160	3,182
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	3,200	3,292
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,450	3,680
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	4,165	4,236
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2027	3,500	3,664
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2028	2,700	2,893
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2029	5,000	5,483
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2030	5,900	6,538
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	10,000	11,299
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	13,000	14,934
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,825	1,905
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	2,000	2,049
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	350	357
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,355	1,411
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	8,410	9,377
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/2027	3,375	3,527
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2028	645	669
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	8,720	8,721
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.375%	12/1/2028	665	672
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.700%	4/1/2030	34,450	34,469
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	10/1/2030	32,105	32,108
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	10/1/2031	37,470	37,521
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2031	1,500	1,672
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2048	1,155	1,155
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	430	432
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/2049	7,295	7,369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2049	4,970	5,039
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/2050	5,305	5,316
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2051	10,180	10,096
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	10,030	10,527
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/2053	13,355	14,200
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/2053	13,445	14,597
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	18,055	19,487
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	4,725	5,161
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	21,745	24,079
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	22,385	25,004
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	27,810	31,042
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	4.500%	4/1/2026	1,175	1,178
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Home Flats At 28 West Project) PUT	2.700%	10/1/2028	4,695	4,681
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Lee Plaza Apartments Project) PUT	5.000%	6/1/2027	15,000	15,415
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/2028	18,000	18,833
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.500%	4/1/2026	1,600	1,604
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2026	6,311	6,346
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	8,500	8,562
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	9,925	10,099
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,898
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2027	1,750	1,751
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.950%	11/1/2028	950	953
[14]	Milan Area Schools GO	5.000%	5/1/2026	2,010	2,023
	Oakland University College & University Revenue	5.000%	3/1/2026	1,255	1,258
	Oakland University College & University Revenue	5.000%	3/1/2027	905	929
	Oakland University College & University Revenue	5.000%	3/1/2028	800	840
	Oakland University College & University Revenue	5.000%	3/1/2029	1,000	1,073
	Oakland University College & University Revenue	5.000%	3/1/2030	1,000	1,094
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,008
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,028
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,046
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2028	400	428
					728,346
Minnesota (1.1%)
	Burnsville MN GO	2.750%	12/20/2030	225	224
	Burnsville MN GO	2.950%	12/20/2032	1,175	1,176
	Chaska MN GO	3.000%	2/1/2030	220	220
	Chisago City MN GO	2.500%	2/1/2030	375	366
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2026	400	404
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2026	360	358
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	375	387
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	500	529
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2029	250	270
	Duluth Independent School District No. 709 COP	5.000%	2/1/2026	400	400
	Duluth Independent School District No. 709 COP	4.000%	2/1/2027	600	601
	Duluth Independent School District No. 709 GO	0.000%	2/1/2031	780	676
	Duluth Independent School District No. 709 GO	0.000%	2/1/2032	790	662
	Duluth Independent School District No. 709 GO	0.000%	2/1/2033	870	700
	Faribault MN GO	2.750%	12/15/2030	320	318
	Hennepin County Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	915	919
	Lake Elmo MN GO	3.000%	2/1/2026	1,195	1,195
	Lake Elmo MN GO	3.000%	2/1/2027	1,230	1,233
	Lake Elmo MN GO	3.000%	2/1/2029	1,295	1,311
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,350	1,355
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,230	1,251
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	700	712
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	500	508
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,380	1,381
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,000	1,001
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,225	2,227
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,395	1,454
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	525	525
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,000	1,037
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	31,630	33,673
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	34,000	37,367
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,910	1,945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	565	576
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,000	1,028
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	1,285	1,379
	Minnesota Agricultural & Economic Development Board CP	2.780%	2/25/2026	35,000	35,007
	Minnesota Agricultural & Economic Development Board CP	2.750%	3/12/2026	33,750	33,761
	Minnesota GO	5.000%	8/1/2029	22,710	24,821
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2026	300	305
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2029	765	794
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	3,375	3,452
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	1,835	1,958
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	2,100	2,108
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	8/1/2027	4,425	4,468
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	320	321
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	925	932
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/2049	2,895	2,946
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	2,185	2,188
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,173	1,175
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	3,300	3,306
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2053	1,705	1,831
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/2053	2,860	3,044
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	1,025	1,109
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	3,035	3,320
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	1,525	1,721
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,880	3,281
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	11,530	12,879
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	56,415	57,437
[4]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.439%	12/1/2052	32,350	32,438
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/2033	2,155	2,158
	Mora Independent School District No. 332 GO	2.500%	2/1/2030	340	335
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/2028	13,500	13,591
	Mountain Iron-Buhl Independent School District No. 712 GO	4.000%	2/1/2032	1,680	1,682
	North Mankato MN GO	2.650%	12/1/2029	385	380
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	1,800	1,920
	Prior Lake MN GO	3.000%	12/15/2030	685	685
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/2031	2,750	2,753
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	2,185	2,198
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	3,000	3,018
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	97
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2029	175	161
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2030	315	281
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	104
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2032	165	138
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2033	235	189
	St. Louis Park MN GO	2.500%	2/1/2030	725	713
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,895	1,924
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,750	2,898
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,565	3,829
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,585	2,824
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,800	1,857
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,410	3,777
	University of Minnesota College & University Revenue	5.000%	4/1/2034	1,855	1,860
	Washington County Community Development Agency Local or Guaranteed Housing Revenue (Red Rock Manor Project) PUT	3.150%	8/1/2028	745	748
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/2028	2,020	1,899
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	1,250	1,259
					387,248
Mississippi (0.5%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,195	3,214
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,785	2,797
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,000	2,007
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	13,835	13,837
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.200%	2/2/2026	5,210	5,210
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.250%	2/2/2026	27,400	27,400
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.250%	2/2/2026	11,360	11,360
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/2026	1,625	1,601
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/2028	1,000	1,000
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2028	1,605	1,685
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/2026	2,025	2,050
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2026	425	428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2027	900	914
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2028	500	525
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2028	950	974
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2029	1,000	1,035
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2030	1,810	1,824
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2031	2,895	3,239
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2029	4,455	4,790
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,410	3,748
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	2,410	2,696
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2026	225	228
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2027	400	408
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2028	315	329
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2028	1,450	1,522
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2029	3,000	3,226
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,000	3,298
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2031	5,000	5,594
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/2026	1,075	1,079
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	1,345	1,348
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2028	1,255	1,257
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	5,365	5,373
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2031	4,900	4,907
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2032	1,000	1,057
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2028	755	806
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.300%	12/1/2029	515	526
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	6/1/2030	1,065	1,089
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	12/1/2030	1,010	1,034
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	6/1/2031	500	512
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	12/1/2031	575	590
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	6/1/2032	1,145	1,177
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	12/1/2032	730	749
[3]	Mississippi Home Corp. Local or Guaranteed Housing Revenue	6.250%	12/1/2055	2,400	2,723
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2027	1,535	1,538
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	840	851
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2030	345	370
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	11,860	12,081
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2029	3,560	3,871
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2030	2,540	2,817
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2028	250	267
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2029	165	180
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2030	300	333
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2031	250	283
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2033	2,095	2,130
	Warren County MS Industrial Revenue	4.000%	9/1/2032	4,400	4,589
					160,476
Missouri (1.3%)
	Brentwood MO COP	4.000%	10/1/2026	215	217
	Brentwood MO COP	4.000%	10/1/2027	270	273
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,620	3,730
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,400	1,435
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	3,625	3,816
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,000	1,025
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	3,840	4,118
	Center MO School District No. 58 GO	4.000%	3/1/2031	1,025	1,041
	Columbia MO Sewerage System Sewer Revenue	3.500%	10/1/2029	975	975
	Fort Osage School District No. R-1 COP	2.750%	4/1/2027	19,255	19,179
	Franklin County MO COP	4.000%	4/1/2026	1,035	1,037
	Franklin County MO COP	4.000%	11/1/2026	475	480
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	5,500	5,519
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	4,000	4,014
[5]	Jackson County MO Special Obligation Revenue TOB VRDO	2.450%	2/5/2026	6,500	6,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,065	1,091
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,170	1,226
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	1,200	1,283
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,585	1,724
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,000	1,104
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	2,840	3,169
	Kansas City MO GO	5.000%	2/1/2028	350	367
	Kansas City MO GO	5.000%	2/1/2029	475	508
	Kansas City MO GO	5.000%	2/1/2030	200	219
	Kansas City MO GO	5.000%	2/1/2031	300	333
	Kansas City MO School District COP	5.000%	4/1/2028	1,565	1,644
	Kansas City MO School District COP	5.000%	4/1/2029	1,645	1,767
	Kansas City MO School District COP	5.000%	4/1/2030	1,680	1,839
	Kansas City MO School District COP	5.000%	4/1/2031	3,625	4,043
	Kansas City MO School District COP	5.000%	4/1/2032	3,805	4,304
	Kansas City MO School District COP	5.000%	4/1/2033	1,995	2,278
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2029	1,150	1,241
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2032	4,570	5,174
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2033	3,735	4,278
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2028	1,200	1,265
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2029	1,000	1,078
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2030	1,350	1,487
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2026	650	660
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2027	1,780	1,851
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2029	2,235	2,430
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	6,945	7,086
	Ladue School District GO	3.000%	3/1/2028	275	277
	Ladue School District GO	3.000%	3/1/2029	2,950	2,970
	Lindbergh School District GO	0.000%	3/1/2028	2,000	1,893
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2030	4,080	4,498
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2031	11,260	12,597
[5]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	2.430%	2/5/2026	4,315	4,315
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,200	1,209
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	945	963
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	555	565
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	250	255
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,690	1,739
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,075	1,120
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	515	533
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	10,645	11,215
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,555	2,695
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,700	1,808
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	2,040	2,043
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	650	683
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,100	1,171
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,875	3,097
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,850	2,006
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	21,020	22,730
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,780	1,963
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	2,495	2,498
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,030	1,037
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,300	2,571
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,000	1,067
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,825	4,303
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,390	3,822
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	3,245	3,450
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,500	2,504
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	710	816
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2027	760	772
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2029	440	449
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2029	595	624
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	1,185	1,186
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	49,155	49,327
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	16,170	16,956
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	4.750%	5/1/2049	2,120	2,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	1,025	1,026
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	2,070	2,062
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	3,635	3,641
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	3,025	3,160
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/2053	2,420	2,595
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/2032	1,500	1,524
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2030	1,100	1,206
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2031	1,360	1,519
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2032	1,230	1,397
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2033	1,045	1,200
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2030	1,000	1,093
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2031	900	1,001
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2032	1,250	1,408
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2033	1,660	1,890
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2027	1,080	1,105
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2028	1,325	1,385
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2029	2,750	2,944
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2030	2,000	2,186
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2031	2,550	2,837
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2032	1,640	1,848
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/2028	1,590	1,664
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2030	6,740	7,518
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2031	9,000	10,264
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2033	11,350	11,368
	North Kansas City School District No. 74 GO	3.000%	3/1/2030	1,610	1,614
[5]	Poplar Bluff MO Tax Increment/Allocation Revenue	5.125%	11/1/2035	2,395	2,404
	Raymore MO Tax Increment/Allocation Revenue (Raymore Galleria Project)	5.375%	5/1/2028	1,295	1,297
[2]	Southeast Missouri State University College & University Revenue	3.000%	4/1/2026	1,055	1,055
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/2028	750	785
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	2,470	2,636
	Springfield MO Special Obligation Revenue	4.000%	5/1/2027	705	706
	St. Charles County School District No. R-IV Wentzville COP	4.000%	4/1/2032	1,810	1,811
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,000	1,009
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	450	458
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	630	650
	St. Louis Land Clearance for Redevelopment Authority Miscellaneous Revenue	3.875%	10/1/2035	3,680	3,727
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	7,571	7,571
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/2028	1,000	1,005
[5,6]	St. Louis Missouri Metropolitan Sewer District Wastewater System Sewer Revenue TOB VRDO	2.580%	2/5/2026	35,443	35,443
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2026	1,500	1,515
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	2/2/2026	1,335	1,316
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	2/2/2026	1,335	1,273
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	2/2/2026	1,515	1,397
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	1,515	1,352
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2030	1,515	1,307
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	2/2/2026	1,155	1,138
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	2/2/2026	1,155	1,102
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	2/2/2026	1,310	1,208
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	1,310	1,169
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2030	1,310	1,130
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/2031	1,785	1,492
					428,101
Montana (0.2%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	14,745	15,063
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	30,525	30,536
	Kalispell MT Health, Hospital, Nursing Home Revenue (Immanuel Living at Buffalo Hill Project)	4.250%	5/15/2030	2,110	2,122
	Missoula MT Water System Water Revenue	5.000%	7/1/2031	1,740	1,842
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2055	1,660	1,850
[3]	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2056	2,770	3,090
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,835	1,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	3,205	3,280
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	620	671
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	3,600	3,682
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,500	1,534
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,085	1,108
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,320	1,347
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,042
					69,018
Multiple States (0.9%)
[4,5,9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.490%	6/15/2035	5,520	5,520
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.730%	2/2/2026	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.730%	2/2/2026	127,700	127,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.730%	2/2/2026	110,740	110,740
					299,020
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	880	890
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2027	1,425	1,469
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	50	53
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	3,550	3,786
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2030	9,375	10,136
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	88,395	93,798
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	34,240	36,008
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	65,460	70,319
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	800	814
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	500	520
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	550	595
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	500	550
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	600	674
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	580	591
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	350	372
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	655	720
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	615	690
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2029	500	540
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2030	1,255	1,381
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2031	1,900	2,123
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2032	3,000	3,380
	Gretna Public Schools GO	5.000%	12/15/2027	3,495	3,505
	Lancaster County School District 001 GO	4.000%	1/15/2032	1,315	1,336
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	1,950	1,973
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2026	1,190	1,208
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/2027	1,815	1,863
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2027	1,695	1,761
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/2029	1,710	1,649
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/2045	3,980	3,941
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/2045	250	250
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,290	1,274
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	2,135	2,401
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2027	3,490	3,497
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	5,960	6,265
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2031	1,530	1,533
	Omaha NE GO	5.000%	4/15/2028	1,225	1,298
	Omaha NE GO	6.000%	4/15/2029	1,375	1,535
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	6,525	6,579
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2028	2,165	2,272
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2029	4,000	4,297
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,500	3,841
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2031	3,250	3,632
	Sarpy County NE GO	2.000%	6/1/2028	2,295	2,240
					287,559
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2030	1,500	1,539
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2032	815	835
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	1,590	1,592
	Clark County NV GO	5.000%	12/1/2031	1,085	1,164
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2027	1,000	1,038
	Clark County School District GO	5.000%	6/15/2026	6,930	6,944
	Clark County School District GO	5.000%	6/15/2029	1,430	1,499
	Clark County School District GO	5.000%	6/15/2029	780	782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Clark County School District GO	4.000%	6/15/2033	10,390	10,542
	Clark County Water Reclamation District GO	4.000%	7/1/2032	1,250	1,257
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2029	695	753
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2030	950	1,046
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,480	1,658
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2032	3,810	3,828
[5]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	2.400%	2/5/2026	10,170	10,170
	Las Vegas NV Special Improvement District No. 812 Special Assessment Revenue	5.000%	12/1/2028	1,255	1,256
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/2029	190	193
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/2030	95	96
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/2027	250	246
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/2029	195	187
	Las Vegas Valley Water District GO	5.000%	6/1/2031	2,430	2,452
	Las Vegas Valley Water District GO	5.000%	6/1/2032	1,500	1,513
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	1,220	1,258
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	2,435	2,558
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	750	773
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	10,455	10,508
[1]	North Las Vegas NV GO	5.000%	6/1/2026	3,095	3,122
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/2026	165	165
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2026	290	291
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2027	195	198
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2028	215	220
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2029	325	334
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2030	360	372
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2031	345	358
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2032	245	255
[1]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/2026	500	504
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/2027	1,170	1,171
	Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.875%	6/15/2028	1,085	1,091
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	5,065	5,172
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	1,000	1,021
	Washoe County NV School District GO	5.000%	6/1/2027	125	125
	Washoe County NV School District GO	4.000%	6/1/2031	1,825	1,859
					81,945
New Hampshire (0.6%)
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue PUT	4.150%	10/1/2034	7,541	7,566
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2026	950	966
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	200	202
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	995	1,001
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	650	671
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	575	581
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	750	789
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	895	910
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	500	536
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	2,330	2,409
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	23,315	23,307
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	622	622
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Megatel Projects)	0.000%	12/15/2033	10,000	6,267
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	8,124	8,127
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	3,380	3,386
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.950%	12/1/2031	765	767
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	6.000%	12/1/2031	1,125	1,128
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.875%	12/1/2032	715	717
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	7,000	7,010
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	8,970	8,978
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	10,307	10,306
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	1,860	1,863
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	3,619	2,186
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	980	981
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	5,296	5,436
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	5,289	5,523
[5]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	2,703	2,703
	New Hampshire Business Finance Authority Revenue	4.000%	10/15/2035	7,992	8,080
	New Hampshire GO	5.000%	4/1/2028	3,600	3,815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire GO	5.000%	4/1/2029	3,600	3,909
	New Hampshire GO	5.000%	4/1/2030	3,600	3,995
	New Hampshire GO	5.000%	4/1/2031	3,600	4,071
	New Hampshire GO	5.000%	4/1/2032	3,600	4,136
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,970	2,988
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	3,190	3,209
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,840	2,857
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,780	2,797
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	575	584
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	875	907
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,185	1,252
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	6,530	6,619
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,240	1,333
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,610	2,851
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	2,740	3,036
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	3.750%	7/1/2027	2,595	2,635
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	1,575	1,627
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	975	1,007
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/2026	1,250	1,251
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/2027	900	904
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.200%	1/1/2028	1,635	1,640
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2053	780	835
[3]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2057	14,575	16,818
					188,094
New Jersey (3.6%)
[1]	Atlantic City NJ GO	5.000%	3/1/2026	1,115	1,117
	Belleville NJ BAN GO	3.750%	7/7/2026	2,430	2,439
[2]	Belleville Township NJ GO	3.000%	2/1/2026	1,615	1,615
[2]	Belleville Township NJ GO	3.000%	2/1/2027	1,665	1,671
	Bergen County NJ GO	3.000%	12/1/2026	2,110	2,119
	Bergen County NJ GO	3.000%	12/1/2032	1,750	1,759
[1]	Buena Regional School District GO	2.000%	6/1/2026	1,050	1,046
[1]	Buena Regional School District GO	2.000%	6/1/2027	1,375	1,355
[1]	Buena Regional School District GO	2.000%	6/1/2028	1,400	1,366
[1]	Buena Regional School District GO	2.000%	6/1/2029	1,425	1,377
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	2,500	2,504
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	500	509
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	250	254
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	375	390
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	150	156
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	500	532
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	175	186
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	500	542
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	275	298
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	550	607
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	290	320
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	815	912
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	320	358
	Cherry Hill Township School District GO	3.000%	8/1/2030	11,805	12,008
[1]	Clifton Board of Education GO	2.000%	8/15/2027	1,915	1,885
[1]	Clifton Board of Education GO	2.000%	8/15/2028	2,975	2,902
[1]	Clifton Board of Education GO	2.000%	8/15/2029	5,570	5,384
[1]	Clifton Board of Education GO	2.000%	8/15/2030	5,985	5,726
	Evesham Township NJ BAN GO	4.000%	9/14/2026	4,500	4,542
[2]	Hawthorne NJ School District GO	3.000%	9/1/2031	1,350	1,353
	Medford Township NJ BAN GO	3.750%	9/23/2026	3,320	3,348
	Middle Township NJ BAN GO	4.000%	9/1/2026	3,635	3,667
	Moorestown Township School District GO	1.000%	8/1/2027	1,260	1,227
	Moorestown Township School District GO	1.750%	8/1/2028	1,290	1,254
	Moorestown Township School District GO	2.000%	8/1/2029	2,210	2,156
	Moorestown Township School District GO	2.000%	8/1/2030	2,200	2,121
	Moorestown Township School District GO	2.000%	8/1/2031	2,150	2,046
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2028	1,030	1,045
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2029	2,440	2,476
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	5,735	5,739
[1]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/2026	1,250	1,235
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/2026	2,310	2,333
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	15,000	15,281
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	9,000	9,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	10,520	10,840
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	8,495	8,752
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2029	3,220	3,222
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	3,000	3,003
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	9,600	9,611
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	5,555	5,605
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	5,535	5,644
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	11/1/2035	670	726
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	19,000	19,329
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2029	1,360	1,402
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2034	1,500	1,546
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/2029	1,080	1,080
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	5,000	5,050
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2027	3,000	3,112
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	12,000	12,652
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	20,155	20,566
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2027	1,000	1,047
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2026	1,100	1,122
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2027	1,300	1,362
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2029	1,775	1,941
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2028	5,015	5,264
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.000%	6/15/2029	1,065	1,110
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	760	765
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	820	820
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	600	604
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2027	3,320	3,419
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2028	2,720	2,888
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2028	5,240	5,327
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2029	4,000	4,067
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2032	8,075	8,200
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	2,885	2,914
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	2,500	2,526
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	685	691
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	1,230	1,232
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	510	510
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	270	272
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	525	526
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	2,020	2,041
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	2,000	2,014
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	2,830	2,853
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	405	408
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	1,840	1,854
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	4,000	4,038
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	3,000	3,021
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	1,260	1,268
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	29,480	33,004
[1]	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/2026	70	71
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	830	865
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	750	800
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	1,870	2,042
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2026	1,000	1,016
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2027	1,000	1,043
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2028	1,750	1,868
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2029	2,000	2,184
	New Jersey GO	2.000%	6/1/2026	2,000	1,995
	New Jersey GO	5.000%	6/1/2027	35,000	36,291
	New Jersey GO	2.000%	6/1/2028	17,990	17,609
	New Jersey GO	5.000%	6/1/2028	15,000	15,931
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2027	2,500	2,613
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2030	225	237
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2031	1,160	1,221
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2032	1,065	1,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2033	2,000	2,098
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,605	2,620
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,800	1,834
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	460	463
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,530	3,553
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	875	882
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	480	493
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,685	3,781
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,270	1,282
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	505	527
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	7,690	8,040
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,535	1,550
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,410	3,437
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,550	3,586
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	530	562
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,010	8,518
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	6,515	6,535
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,009
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	555	597
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,200	2,211
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,500	1,514
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,615	2,709
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,080
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	1,000	1,002
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	13,135	13,275
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	1,000	1,010
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2026	1,135	1,154
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2027	3,000	3,132
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2028	2,150	2,294
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2029	1,150	1,254
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/2026	1,000	1,017
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/2030	2,990	3,327
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2026	3,500	3,569
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2026	6,015	6,029
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2027	2,145	2,146
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,350	1,362
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,610	1,619
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2028	1,675	1,677
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	930	948
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	45,810	46,000
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.100%	11/1/2030	3,190	3,209
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2048	4,880	4,963
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2050	5,165	5,252
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	17,775	17,798
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/2053	8,990	9,687
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	4,535	4,731
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	4,810	5,442
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	1,955	1,971
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	1,000	1,005
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/2026	1,585	1,585
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	7/1/2028	500	503
[4]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.480%	5/1/2048	10,100	10,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	1,000	1,010
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	3,010	2,946
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	14,995	14,677
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	13,250	13,565
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	22,550	23,091
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	16,130	16,275
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	1,605	1,662
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	33,345	31,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	16,235	16,383
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	4,320	4,359
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,335	1,416
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	1,865	1,734
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	8,560	7,957
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	8,195	7,617
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	36,420	36,748
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	3,415	3,706
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	46,265	41,979
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	5,510	4,982
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	24,895	25,113
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	10,825	10,920
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	29,695	26,052
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,605	1,408
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	23,405	23,605
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	3,330	2,826
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	10,220	8,672
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	5,045	5,227
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	760	832
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	1,765	1,452
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	2,630	2,810
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	7,065	7,531
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2026	390	390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	3,200	3,429
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2032	5,355	5,727
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	24,810	28,403
[5,6]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	2.310%	2/5/2026	10,925	10,925
[5,6]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	2.310%	2/5/2026	5,945	5,945
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	2,500	2,046
[12,15]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	1,530	1,500
[10,15]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2027	940	899
[12,15]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2028	650	606
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	3,000	3,074
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	8,300	8,582
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	17,500	18,377
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	25,000	26,877
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	21,000	23,089
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	11,380	12,512
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	25,000	28,039
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	13,695	15,608
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,830	3,225
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	3,375	3,894
	Newark NJ BAN GO	4.000%	9/23/2026	8,490	8,563
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2034	280	294
	Pemberton Township NJ BAN GO	4.000%	5/21/2026	1,790	1,798
[2]	Perth Amboy NJ GO	3.000%	3/15/2028	2,400	2,418
	Plainfield NJ BAN GO	4.000%	8/5/2026	8,890	8,958
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2026	1,090	1,109
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	1,000	1,073
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2029	1,000	1,098
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,000	1,096
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,000	1,120
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	1,000	1,140
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	4,750	4,783
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,025	1,056
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	475	500
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,051
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	500	526
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	2,470	2,581
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,400	2,500
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,000	1,038
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	475	489
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,620	1,663
	Toms River Board of Education GO	2.000%	7/15/2027	1,810	1,760
[1]	Trenton NJ GO	2.000%	7/15/2026	2,135	2,128
[1]	Trenton NJ GO	2.000%	7/15/2027	1,080	1,069
[1]	Trenton NJ GO	2.000%	7/15/2028	1,090	1,056
[1]	Union City NJ GO	2.250%	8/1/2026	500	499
	Union County NJ GO	4.000%	3/1/2030	4,415	4,679
	Verona Township Board of Education GO	2.000%	3/1/2026	1,450	1,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verona Township Board of Education GO	2.000%	3/1/2027	1,500	1,481
[1]	Vineland NJ GO	3.000%	10/1/2028	585	589
					1,233,366
New Mexico (0.7%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	3.000%	7/1/2026	1,000	1,000
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/2026	1,000	1,013
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/2026	3,465	3,409
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	3,625	3,710
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/2029	19,615	18,740
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	5,020	5,137
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	6,565	6,718
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	12,580	12,019
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	22,020	21,038
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	13,530	13,767
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/2026	3,385	3,416
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	4.000%	6/1/2030	2,565	2,578
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,160	1,167
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,500	1,536
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,150	1,194
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,605	1,607
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2051	560	555
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/2051	2,415	2,418
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	850	841
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/2053	1,230	1,309
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	6.250%	9/1/2053	850	938
[3]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2057	15,835	17,633
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	3/1/2026	3,050	3,050
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	2,605	2,606
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	4,000	4,005
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	98,440	104,982
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	10,000	10,878
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	4,220	4,252
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/2028	1,148	1,141
					252,657
New York (12.9%)
[4]	2025 Loan Holding - 1 Revenue, SIFMA Municipal Swap Index Yield + 0.980%	3.260%	5/1/2026	42,500	42,500
	Alden Central School District GO	2.750%	6/15/2029	465	455
	Averill Park Central School District BAN GO	4.000%	6/18/2026	6,972	7,014
	Avon Central School District BAN GO	4.000%	6/26/2026	3,490	3,508
[10]	Avon Central School District GO	2.500%	6/15/2030	595	566
	Bay Shore Union Free School District GO	3.500%	6/18/2026	8,250	8,284
	Bayport-Blue Point Union Free School District GO	4.000%	6/24/2026	4,650	4,679
	Binghamton City School District BAN GO	4.000%	6/26/2026	3,970	3,992
	Board of Cooperative Educational Services for the Sole Supervisory District Miscellaneous Revenue RAN	4.250%	6/19/2026	4,200	4,219
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2026	3,250	3,273
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2027	7,350	7,461
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	4,900	4,974
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/2029	1,750	1,769
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	750	753
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	510	535
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	1,600	1,625
	Brunswick Central School District BAN GO	4.000%	6/25/2026	7,579	7,625
	Brutus NY BAN GO	4.000%	1/20/2027	1,660	1,674
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2026	650	650
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2027	350	350
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2028	1,130	1,130
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2029	245	245
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2026	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2027	200	202
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2028	200	201
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2029	330	332
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2029	500	529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2030	510	547
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	460	503
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2030	1,200	1,312
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2031	2,110	2,340
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	4.250%	6/15/2035	925	932
[5]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/2031	2,405	2,259
	Canandaigua City NY School District GO	2.500%	6/15/2030	445	432
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	3,300	3,376
[1]	Cheektowaga-Maryvale Union Free School District GO	2.375%	6/15/2030	615	581
	Chenango Forks Central School District BAN GO	4.000%	6/25/2026	2,355	2,367
	Cold Spring Harbor Central School District GO	3.500%	6/24/2026	2,500	2,511
	Connetquot Central School District of Islip GO	3.250%	6/24/2026	1,000	1,004
	Cortland Enlarged City School District BAN GO	4.000%	7/10/2026	9,010	9,056
[1]	Cuba-Rushford Central School District GO	2.750%	6/15/2029	460	449
[5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.200%	2/2/2026	59,000	59,000
[1]	Dolgeville Central School District GO	2.500%	6/15/2030	605	577
	Downsville Central School District BAN GO	4.000%	9/30/2026	3,448	3,484
	Duanesburg Central School District BAN GO	4.000%	6/24/2026	4,985	5,015
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	430	434
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	175	177
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	530	535
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	1,000	1,030
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	200	206
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	560	577
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	200	210
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	685	719
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	390	417
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	405	440
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,955	1,970
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	405	408
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,170	2,270
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2029	715	702
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	985	992
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,220	3,399
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,775	1,872
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	110	111
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,765	1,774
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	20,000	21,932
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	60,000	67,238
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	8,260	8,587
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	1,120	1,123
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2028	17,475	18,492
	Empire State Development Corp. Intergovernmental Agreement Revenue, ETM	5.000%	3/15/2029	7,050	7,637
	Farmingdale Union Free School District GO	3.375%	5/29/2026	4,500	4,515
	Fayetteville-Manlius Central School District BAN GO	4.000%	6/26/2026	14,625	14,711
[9]	Freddie Mac Pool	3.700%	1/1/2034	9,947	9,781
	Frontier Central School District BAN GO	4.000%	6/25/2026	8,800	8,855
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	415
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	665	703
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	500	537
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	600	653
[2]	Greenville Central School District GO	2.250%	6/15/2029	530	503
[1]	Greenwich Central School District GO	2.250%	6/15/2029	435	414
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2028	300	315
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2028	275	276
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/2027	790	792
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2026	320	322
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2027	335	343
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	955	982

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Union Free School District BAN GO	4.000%	7/9/2026	22,660	22,805
	Hempstead Union Free School District RAN GO	4.000%	6/30/2026	9,570	9,626
[2]	Hendrick Hudson Central School District GO	2.125%	4/15/2030	225	211
	Herricks Union Free School District GO	4.000%	6/18/2026	1,500	1,509
	Horseheads Central School District BAN GO	4.000%	6/25/2026	40,500	40,740
	Hyde Park Central NY School District GO	2.500%	6/15/2029	420	406
	Johnson City NY BAN GO	4.000%	6/18/2026	6,885	6,905
	Kingston City School District BAN GO	4.000%	7/2/2026	1,000	1,006
	Livonia Central School District BAN GO	4.000%	6/25/2026	10,000	10,058
	Long Beach NY BAN GO	4.000%	9/25/2026	4,910	4,958
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	2,250	2,350
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	9,100	9,738
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	2,250	2,408
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	20,000	21,934
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	30,725	30,470
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	10,300	10,563
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	30,785	30,976
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	12,090	12,083
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	21,900	21,974
	Longwood Central School District Suffolk County GO	4.000%	6/18/2026	9,000	9,058
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2032	4,835	4,935
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2033	3,690	3,858
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	10,000	10,001
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	5,630	5,750
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	350	357
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	455	465
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	18,075	18,460
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	6,540	6,851
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	875	917
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,735	1,766
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	2,885	2,937
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	2,660	2,733
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,515	3,706
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,390	1,414
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,020	1,038
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	265	291
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	43,470	47,703
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	3,265	3,320
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	2,500	2,634
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	3,000	3,357
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	535	599
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	21,350	23,893
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	8,665	9,119
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	4,000	4,066
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	2,500	2,515
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,950	4,494
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	4,965	5,649
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	25,300	28,784
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	8,300	8,456
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	1,980	1,987
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	15,400	17,747
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	5,525	6,367
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	7,155	7,507
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	13,570	15,804
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	20,035	21,557
[2,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.400%	2/5/2026	5,000	5,000
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	2.280%	2/5/2026	7,448	7,448
[1,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.238%	11/1/2032	3,530	3,530
	Middle Country Central School District At Centereach GO	3.000%	8/15/2030	3,250	3,251
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/2029	4,820	4,829
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,062
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,062
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	1,605	1,633
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2027	1,825	1,893
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2028	445	470
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2033	245	263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moravia Central School District BAN GO	3.750%	6/25/2026	2,875	2,890
	Mount Sinai Union Free School District GO	4.000%	6/25/2026	5,575	5,607
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,000	3,008
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,003
[1]	Nassau County NY GO	5.000%	7/1/2026	1,000	1,011
	New Hartford NY BAN GO	5.000%	4/24/2026	2,216	2,224
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	3,450	4,007
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/2026	665	663
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/2029	1,410	1,306
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.550%	11/1/2030	1,250	1,165
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2030	1,065	1,009
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2030	1,090	1,045
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.600%	5/1/2031	1,390	1,244
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.950%	11/1/2031	1,020	939
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2031	6,130	6,077
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	1,840	1,894
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	7,995	7,997
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	14,350	14,354
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	19,495	19,503
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	3,500	3,545
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	25,375	25,652
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	29,105	29,615
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	6,200	6,331
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	12,050	12,088
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	4,960	5,010
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	10,070	10,167
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	32,915	33,567
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	10,260	10,525
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	6,865	6,696
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	64,945	65,616
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	9,770	9,797
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	16,285	16,330
[5,6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	14,895	14,895
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2027	2,250	2,300
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2029	3,950	4,218
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2030	3,250	3,536
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	1,180	1,292
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	4,000	4,213
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2026	5,000	4,989
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	19,065	20,577
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	2,180	2,438
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	10,000	11,391
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,000	2,315
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	2,460	2,483
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	2/2/2026	215	215
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	1,310	1,357
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	10,835	12,367
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	11,165	12,743
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	11,000	12,772
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	12,185	14,148
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2033	10,780	12,681
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2033	12,250	14,410
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2026	5,705	5,743
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	20,000	20,927
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	6,500	6,801
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	1,415	1,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,500	1,607
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	10,000	10,716
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	27,700	29,682
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	2,345	2,359
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	1,695	1,838
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	6,930	7,513
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	130	141
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	17,000	18,639
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	8,025	8,799
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	5,000	5,482
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	7,035	7,713
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	7,775	8,525
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,595	5,038
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	11,960	13,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	5,310	5,882
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	4,500	4,985
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	2,375	2,631
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	11,000	12,306
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	10,825	12,110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	21,000	23,494
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	7,000	7,831
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	2,530	2,830
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	9,000	10,069
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	5,505	6,159
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	5,000	5,002
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,000	1,031
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	5,000	5,646
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	6,810	7,689
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	2,500	2,530
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	20,930	23,834
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	17,330	19,734
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	8,200	9,338
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	7,500	8,540
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	15,000	17,081
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	9,685	11,029
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	6,000	6,002
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,920	1,931
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	3,355	3,846
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	11,675	13,382
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	10,285	11,789
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,465	1,508
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	8,000	9,231
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,630	4,189
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	7,400	8,539
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	16,190	18,681
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	15,290	15,646
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	5,000	5,144
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	5,010	5,811
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	14,655	16,999
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	4,405	4,556
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	2,915	3,082
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	30,000	35,015
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2034	21,720	21,724
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	2/2/2026	40,000	40,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	2/2/2026	1,200	1,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	2/2/2026	10,000	10,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	2/2/2026	15,000	15,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.250%	2/5/2026	35,040	35,040
[6]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.250%	2/5/2026	27,515	27,515
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.260%	2/5/2026	31,770	31,770
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2026	100	100
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2027	1,500	1,421
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2027	5,135	5,143
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2028	3,650	3,656
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2030	1,355	1,357
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2031	1,000	1,002
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	1,590	1,263
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2033	4,655	4,662
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2034	1,000	1,001
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	2.680%	2/5/2026	5,200	5,200
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	48,385	51,565
[5]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	5,040	5,045
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	25,385	24,059
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	13,485	12,711
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	27,735	26,012
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/2029	5,250	4,825
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/2030	4,700	4,289
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	3,000	2,720
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.000%	4/1/2027	610	596
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.000%	4/1/2027	1,380	1,361
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.100%	10/1/2027	750	737
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2027	1,000	1,040
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.300%	4/1/2028	1,250	1,194
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/2028	585	574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	10/1/2028	1,020	1,000
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2028	1,000	1,061
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.450%	4/1/2029	3,960	3,739
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.550%	4/1/2029	1,375	1,295
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.150%	4/1/2029	1,265	1,240
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2029	1,000	1,079
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	4/1/2030	1,225	1,185
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.000%	4/1/2040	345	346
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2047	1,325	1,325
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	10,490	10,926
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	8,710	8,601
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2050	2,745	2,738
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	12,805	12,735
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	3,400	3,405
	New York NY GO	5.000%	8/1/2026	5	5
	New York NY GO	5.000%	8/1/2026	1,000	1,013
	New York NY GO	5.000%	8/1/2027	5	5
	New York NY GO	5.000%	8/1/2027	1,000	1,040
	New York NY GO	5.000%	8/1/2027	6,000	6,242
	New York NY GO	5.000%	8/1/2027	6,525	6,788
[1]	New York NY GO	5.000%	10/1/2027	16,530	17,264
	New York NY GO	5.000%	8/1/2028	10,455	11,145
	New York NY GO	5.000%	8/1/2028	4,115	4,386
	New York NY GO	5.000%	8/1/2028	1,000	1,066
	New York NY GO	5.000%	8/1/2028	5,000	5,330
	New York NY GO	5.000%	8/1/2028	1,050	1,119
	New York NY GO	5.000%	8/1/2028	7,490	7,984
	New York NY GO	5.000%	9/1/2028	6,050	6,462
	New York NY GO	5.000%	4/1/2029	2,000	2,166
	New York NY GO	5.000%	4/1/2029	5,000	5,414
	New York NY GO	5.000%	8/1/2029	1,215	1,326
	New York NY GO	5.000%	8/1/2029	12,765	13,928
	New York NY GO	5.000%	8/1/2029	1,050	1,146
	New York NY GO	5.000%	8/1/2029	7,545	8,232
	New York NY GO	5.000%	8/1/2029	15,000	16,366
	New York NY GO	5.000%	9/1/2029	5,000	5,466
	New York NY GO	5.000%	4/1/2030	1,000	1,107
	New York NY GO	5.000%	4/1/2030	11,970	13,248
	New York NY GO	5.000%	8/1/2030	2,825	2,831
	New York NY GO	5.000%	8/1/2030	1,640	1,827
	New York NY GO	5.000%	8/1/2030	1,500	1,671
	New York NY GO	5.000%	8/1/2030	1,000	1,114
	New York NY GO	5.000%	8/1/2030	5,000	5,571
	New York NY GO	5.000%	8/1/2030	420	450
	New York NY GO	5.000%	8/1/2030	18,480	20,592
	New York NY GO	5.000%	8/1/2030	1,575	1,755
	New York NY GO	5.000%	8/1/2030	5,455	6,078
	New York NY GO	5.000%	8/1/2030	7,000	7,800
	New York NY GO	5.000%	9/1/2030	5,000	5,581
	New York NY GO	5.000%	11/1/2030	3,065	3,432
	New York NY GO	5.000%	4/1/2031	3,405	3,830
	New York NY GO	5.000%	8/1/2031	28,590	32,344
	New York NY GO	5.000%	8/1/2031	20,000	22,626
	New York NY GO	5.000%	8/1/2031	2,850	3,224
	New York NY GO	5.000%	9/1/2031	1,550	1,756
	New York NY GO	5.000%	10/1/2031	15,145	17,180
	New York NY GO	5.000%	1/1/2032	3,790	4,046
	New York NY GO	5.000%	8/1/2032	3,000	3,037
	New York NY GO	5.000%	8/1/2032	15,375	17,635
	New York NY GO	5.000%	8/1/2032	6,320	7,249
	New York NY GO	5.000%	8/1/2032	9,625	11,040
	New York NY GO	5.000%	8/1/2033	4,530	5,262
	New York NY GO	5.000%	12/1/2033	1,000	1,064
[6]	New York NY GO VRDO	3.200%	2/2/2026	3,300	3,300
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2030	2,720	3,077
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	3,800	3,803
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	550	556
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	350	353
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2027	1,875	1,924
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	755	778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	3,510	3,517
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	950	999
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	33,440	35,210
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,000	1,055
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2028	1,140	1,187
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2029	2,050	2,169
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	2,715	2,721
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	500	536
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	7,400	8,032
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2030	2,250	2,419
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	4,900	4,910
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	7,830	8,677
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	850	932
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,000	1,113
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2031	1,415	1,541
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	9,000	9,018
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,775	1,977
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,000	1,133
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,500	1,692
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,000	2,253
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,000	1,150
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,350	1,546
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,325	1,327
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2026	1,195	1,206
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2027	1,865	1,901
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2028	2,960	3,013
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	1,450	1,476
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2030	515	524
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2031	2,430	2,473
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2032	2,000	2,034
	New York State Dormitory Authority College & University Revenue VRDO	2.400%	2/4/2026	46,630	46,630
	New York State Dormitory Authority College & University Revenue VRDO	3.060%	2/5/2026	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	700	701
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	5,325	5,379
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	585	594
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	300	300
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,000	1,006
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,225	1,229
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,870	1,916
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	3,850	3,950
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	5,150	5,444
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,490	1,497
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	6,840	7,147
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	4,805	5,027
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,200	1,201
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	6,050	6,545
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	403
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	6,220	6,504
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,700	2,870
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	500	533
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	11,980	12,507
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,870	2,021
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	595	643
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	3,420	3,845
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	945	1,038
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	4,345	4,525
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	546
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2032	3,830	4,365
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,305	2,551
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	600	623
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	580	638
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	750	826
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,425	2,697
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2026	7,000	7,013
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	18,730	18,108
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	5,000	5,322
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	11,055	12,265
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	2,900	3,068
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	1,350	1,428
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	9,900	10,996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	10,015	11,124
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	11,035	11,334
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	10,500	11,899
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	5,000	5,065
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	5,475	5,689
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	10,000	10,739
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	11,900	13,725
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2033	4,880	4,930
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	2,295	2,324
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	1,000	1,015
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	16,615	19,464
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	1,000	1,018
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,400	2,512
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	3,090	3,316
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	5,000	5,366
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	300	330
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	5,000	5,496
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	1,550	1,619
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	2,000	2,249
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	18,350	21,034
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	2,700	2,826
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	1,500	1,503
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	1,405	1,468
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2028	1,500	1,599
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2028	1,465	1,561
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	1,220	1,331
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	12,500	13,571
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	19,500	21,683
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	8,255	8,497
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	29,165	33,113
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	7,500	8,515
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	36,465	42,148
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	2,730	3,155
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	3,440	4,035
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	4,150	4,304
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	2,500	2,540
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,195	4,363
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,070	4,233
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,690	4,878
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2026	5	5
	New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/2034	6,750	6,752
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	1,610	1,616
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	5,900	5,935
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	3,135	3,163
	New York State Housing Finance Agency Income Tax Revenue PUT	3.450%	12/15/2030	350	355
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/2030	1,395	1,355
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2032	2,245	2,245
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	23,260	22,602
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	16,365	16,324
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	4,885	4,864
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	720	720
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	1,000	1,000
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	31,005	31,009
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	1,310	1,310
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/2028	7,595	7,597
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	11,950	11,955
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	27,530	27,595
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	8,995	9,074
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	6,275	6,307
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	48,800	49,137
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	3,550	3,583
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	21,250	21,260
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	28,540	28,596
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	11,230	11,297
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	780	783
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	5/1/2030	1,520	1,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2030	19,155	19,249
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	1,450	1,461
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	6,370	6,444
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	30,750	30,882
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	940	945
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	12,840	12,927
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	23,145	23,363
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	33,310	34,042
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	6,920	7,086
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	13,310	13,624
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	991	991
[5,6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	25,840	25,840
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.630%	2/5/2026	22,500	22,500
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	1,200	1,202
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2026	3,675	3,747
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2027	3,085	3,217
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2028	2,085	2,221
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2029	1,000	1,087
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	4,160	4,599
	Norwich City School District BAN GO	4.000%	6/25/2026	8,765	8,812
[5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.730%	2/2/2026	24,600	24,600
	Odessa-Montour Central School District BAN GO	4.000%	8/27/2026	4,000	4,034
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	5.000%	7/1/2029	1,105	1,127
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/2026	305	311
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/2027	840	875
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2027	565	578
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	625	662
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2032	600	696
[1]	Oriskany Central School District GO	2.375%	6/15/2030	285	271
	Oswego City School District BAN GO	4.000%	6/25/2026	9,330	9,380
[1]	Oyster Bay NY GO	2.000%	3/1/2026	4,945	4,942
[1]	Oyster Bay NY GO	2.000%	3/1/2027	5,045	5,013
[1]	Oyster Bay NY GO	2.000%	3/1/2028	5,145	5,022
[1]	Oyster Bay NY GO	2.000%	3/1/2029	5,250	5,070
	Peekskill City School District BAN GO	3.750%	6/26/2026	4,500	4,524
	Penn Yan Central School District BAN GO	4.000%	6/25/2026	7,210	7,254
	Pleasantville NY Union Free School District GO	2.500%	4/15/2029	270	262
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	4,655	4,727
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2026	13,785	14,110
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/2026	510	511
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2027	6,750	6,978
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2027	7,890	8,297
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	5,000	5,250
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2030	5,745	6,220
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2032	1,000	1,153
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2033	1,025	1,199
	Poughkeepsie School District BAN GO	4.000%	6/23/2026	6,600	6,639
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	10,000	10,423
	Rocky Point Union Free School District GO	3.750%	6/24/2026	1,060	1,065
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (WSWHE Boces Project)	5.000%	7/1/2031	200	229
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (WSWHE Boces Project)	5.000%	7/1/2032	225	263
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (WSWHE Boces Project)	5.000%	7/1/2033	335	398
	South Country Central School District at Brookhaven GO	4.125%	5/29/2026	10,350	10,408
[1]	Southern Cayuga Central School District GO	2.750%	6/15/2029	210	206
	Starpoint Central School District BAN GO	4.000%	6/26/2026	2,985	3,001
[2]	Suffolk County NY GO	4.000%	4/1/2032	4,780	4,848
[2]	Suffolk County NY GO	3.000%	6/15/2032	4,000	4,016
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,200	1,208
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,064
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,500	1,617
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,095	1,190
[5,6]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	2.680%	2/5/2026	52,550	52,550
[5,6]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	2.680%	2/5/2026	47,450	47,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thousand Islands Central School District BAN GO	4.000%	6/26/2026	3,440	3,458
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/2026	400	401
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2026	450	451
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2027	455	458
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2028	460	466
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2029	470	480
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	425	440
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,747
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	8,700	9,068
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	3,265	3,431
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	30,000	31,937
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2028	1,000	1,077
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2029	505	557
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	15,995	17,857
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2030	1,500	1,689
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	3/1/2028	30,000	31,659
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	11,655	11,638
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	25,385	25,564
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	27,135	26,303
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.489%	4/1/2026	6,350	6,352
[6]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.280%	2/5/2026	21,835	21,835
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/2026	150	150
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/2027	1,350	1,353
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	2,325	2,407
	Troy NY BAN GO	4.000%	7/24/2026	6,645	6,694
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2026	4,990	5,022
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,780	2,853
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	4,025	4,131
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,775	3,870
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,980	4,067
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,000	1,019
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	6,790	6,913
	Utica NY BAN GO	4.000%	8/28/2026	4,280	4,312
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	15,000	15,155
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	12,875	13,184
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	15,000	16,018
	Valhalla Union Free School District GO	2.750%	10/15/2030	260	256
	Valley Central School District BAN GO	4.000%	6/17/2026	2,345	2,358
	Vestal Fire District BAN GO	4.000%	8/7/2026	3,735	3,758
	Vestal NY Central School District BAN GO	4.000%	6/26/2026	4,950	4,980
	Waverly Central School District BAN GO	4.000%	7/10/2026	2,265	2,276
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,920	1,920
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,185	1,185
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,430	2,430
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,100	1,098
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	12,000	12,703
	Whitesboro Central School District BAN GO	4.000%	6/26/2026	7,714	7,763
[1]	Yonkers NY GO	5.000%	9/1/2030	4,365	4,373
					4,401,042
North Carolina (0.9%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	11,195	11,482
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	7,695	7,761
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/2027	3,680	3,730
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	10,850	11,593
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	8,995	8,530
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	5,970	6,689
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	1,050	1,050
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	2,100	2,132
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	3.450%	10/1/2031	1,400	1,421
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2028	5,000	5,088
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	2,030	2,043
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,595	1,603
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	1,485	1,494
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2027	100	103
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2028	520	543
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2029	540	575
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2031	595	651
	Forsyth County NC GO	3.000%	5/1/2029	2,535	2,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2030	600	664
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2031	805	908
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2032	1,210	1,376
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	8,160	8,188
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,830
	Inlivian Local or Guaranteed Housing Revenue PUT	3.300%	11/1/2028	2,000	2,025
	Mecklenburg County NC GO	4.000%	4/1/2029	5,000	5,095
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	2,665	2,782
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/2026	275	276
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.000%	3/2/2026	9,605	9,607
	North Carolina Central University College & University Revenue	5.000%	10/1/2026	2,120	2,127
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/2029	1,835	1,736
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	7/1/2031	1,015	962
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	705	708
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/2047	2,135	2,159
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2050	2,545	2,569
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	5,485	5,533
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	5,990	6,406
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	5,445	5,891
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	8,760	9,409
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,510	2,889
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,760	2,892
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	2,280	2,285
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	125	125
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	220	220
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	700	707
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.550%	9/1/2026	1,575	1,567
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2026	865	868
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,545	1,576
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	565	567
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	750	776
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2027	900	908
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	600	608
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,000	1,005
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/2028	175	175
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.400%	10/1/2029	1,125	1,132
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	625	628
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,190	2,346
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.200%	11/1/2030	8,495	8,527
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.450%	11/1/2030	1,565	1,571
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,335	1,347
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,805	1,953
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,425	2,634
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	3,500	3,502
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	365	365
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/2034	390	418
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/2/2026	6,175	6,175
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	42,780	46,600
[5]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue TOB VRDO	2.430%	2/5/2026	5,000	5,000
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	1,645	1,657
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/2028	750	680
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	3,210	3,276
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,080	1,101
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,889
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	720	724
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	3/1/2029	3,075	3,086
[5,6]	Raleigh NC Housing Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	5,145	5,145
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,305	2,321
	Union County NC Enterprise System Water Revenue	1.375%	6/1/2030	4,235	3,892
[4]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 1.050%	3.496%	12/1/2041	30,000	30,124
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	7,980	8,123
	Wilmington Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2028	1,725	1,730
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2027	80	82
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2028	415	436
					314,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Dakota (0.2%)
	Bismarck ND GO	3.000%	5/1/2028	755	755
	Bismarck ND GO	3.000%	5/1/2029	725	725
	Bismarck ND Water Revenue	3.000%	4/1/2028	520	520
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	6,685	6,687
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	135	137
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	204
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,260	1,297
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	200	207
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,750	2,872
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	250	264
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	675	727
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,500	1,603
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	700	765
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	735	792
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	650	720
	Horace ND GO	5.000%	5/1/2027	475	487
	Horace ND GO	5.000%	5/1/2029	670	707
	Horace ND GO	5.000%	5/1/2030	530	567
	Horace ND GO	5.000%	5/1/2033	610	671
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	1/1/2030	1,315	1,285
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2053	5,595	5,697
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/2053	2,740	2,858
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	3,000	3,329
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	1,380	1,533
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	3.500%	7/1/2046	635	634
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	4.000%	7/1/2047	265	265
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/2053	2,925	3,119
[4]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) VRDO	2.310%	2/5/2026	24,900	24,900
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,765	1,777
	West Fargo ND GO	4.000%	5/1/2027	425	427
	Williston Basin School District No. 7 GO	5.000%	8/1/2028	1,230	1,305
	Williston Basin School District No. 7 GO	5.000%	8/1/2029	1,290	1,396
	Williston Basin School District No. 7 GO	5.000%	8/1/2030	1,355	1,496
					70,728
Ohio (2.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	375	382
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	650	679
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	700	748
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	700	765
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	500	510
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	575	587
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	985	1,030
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	230	252
	Akron OH Income Tax Revenue	4.000%	12/1/2026	620	628
	Akron OH Income Tax Revenue	4.000%	12/1/2026	935	947
	Akron OH Income Tax Revenue	4.000%	12/1/2028	2,380	2,479
	Akron OH Income Tax Revenue	5.000%	12/1/2030	505	514
	Akron OH Income Tax Revenue	5.000%	12/1/2031	1,000	1,002
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,000	1,031
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	4,000	4,171
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/2027	19,945	20,529
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	30,435	33,279
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2028	185	194
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2031	450	498
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2032	210	236
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2033	225	255
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	4.000%	2/15/2030	100	100
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	6,890	7,224
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	4,750	5,091
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,715	1,778
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	4,230	4,359
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	5,625	5,921
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,072
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	6,090	6,619
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	2,240	2,430
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	5,880	6,321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,800	1,906
[12]	Butler County OH GO	5.250%	12/1/2026	540	550
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	4,015	4,058
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,340	1,386
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/2029	3,950	3,855
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,625	1,672
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,000	1,002
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	4,100	4,211
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	4,040	4,143
	Cleveland OH GO	2.000%	12/1/2027	460	454
	Cleveland OH GO	2.000%	12/1/2028	615	602
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2027	555	573
	Cleveland State University College & University Revenue	5.000%	6/1/2028	515	516
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2028	500	528
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2029	650	701
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2030	545	599
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2031	635	710
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2032	720	815
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2033	750	857
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2027	1,980	2,038
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2028	1,385	1,453
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2029	2,910	3,109
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2027	125	129
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2028	155	163
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2029	175	188
[2]	Cloverleaf Local School District COP	4.000%	12/1/2028	220	228
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2027	300	304
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2029	250	257
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,315	2,334
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	4,960	4,937
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2030	650	712
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2031	600	670
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2032	575	651
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	3.190%	6/1/2029	4,620	4,657
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	3,500	3,549
[5]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/2028	6,210	6,325
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.320%	6/1/2026	4,535	4,540
	Dayton-Montgomery County Port Authority Local or Guaranteed Housing Revenue (Hom Flats at Forest Project) PUT	3.200%	7/1/2029	4,300	4,328
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	970	975
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,015	1,029
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,065	1,089
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	265	268
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	875	886
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,255	4,370
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	3,140	3,151
[3]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	2.950%	5/1/2026	7,000	7,000
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.250%	2/2/2026	5,100	5,100
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.100%	2/4/2026	21,845	21,845
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/5/2026	39,340	39,340
[9]	Freddie Mac Pool	2.650%	4/1/2029	325	316
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2026	500	504
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	18,080	18,718
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2027	600	618
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	720	753
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	325	345
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	600	648
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	390	418
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,135	1,240
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,660	1,795
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,460	2,705
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	1,740	1,890
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,480	1,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	3,000	3,033
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2032	3,000	3,030
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2026	2,250	2,300
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2028	1,750	1,883
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2030	1,000	1,122
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2027	1,845	1,889
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	8,550	9,096
	Little Miami Local School District GO	5.000%	11/1/2031	490	491
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.220%	6/1/2028	1,300	1,308
[2]	Lorain OH GO	4.000%	12/1/2026	350	354
[2]	Lorain OH GO	4.000%	12/1/2027	350	358
[2]	Lorain OH GO	4.000%	12/1/2028	280	290
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	100	101
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	500	505
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	785	807
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	300	309
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	610	638
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	345	366
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,560	1,656
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	4,940	5,016
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,115	1,152
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	5,000	5,173
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/2028	1,800	1,744
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	600	632
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	625	671
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	725	760
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	5,100	5,111
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2027	100	104
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2028	220	233
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2031	5,000	5,710
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	4.375%	12/1/2030	260	264
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	5.000%	12/1/2035	750	796
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	11,960	12,160
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	20,745	20,601
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	12,255	12,270
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	10,500	10,671
	Ohio GO	5.000%	5/1/2029	1,000	1,086
	Ohio GO	5.000%	5/1/2030	1,000	1,111
	Ohio GO	5.000%	11/1/2030	20,000	22,445
	Ohio GO	5.000%	5/1/2031	1,530	1,733
	Ohio GO	5.000%	11/1/2031	28,935	33,071
	Ohio GO	5.000%	5/1/2032	12,440	14,331
	Ohio GO	5.000%	11/1/2032	8,500	9,861
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	145	147
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	500	510
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	295	304
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2028	1,190	1,217
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	6,030	6,539
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,025	1,096
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	500	533
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,000	1,061
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	5,235	5,857
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.550%	2/2/2026	8,305	8,305
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/2026	1,535	1,538
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2027	650	662
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2028	680	701
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2029	715	744
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2031	795	831
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2027	700	708
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2028	375	388
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2029	450	471
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2030	1,000	1,058
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2031	645	685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2026	350	352
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2027	735	744
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2028	400	414
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2026	100	101
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2028	395	412
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	3.000%	11/1/2028	655	632
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2034	1,645	1,672
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2029	1,440	1,479
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2034	2,000	2,035
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2026	950	950
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2027	500	514
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2028	525	551
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2029	1,105	1,183
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2027	150	154
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2028	300	315
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2029	200	214
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2030	625	684
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2031	250	278
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2032	650	734
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2033	1,100	1,256
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2026	515	517
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	145	148
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2028	180	187
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2029	170	179
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	275	294
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2031	280	303
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/2026	6,000	5,918
[4]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.510%	12/1/2042	5,000	4,972
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	180	181
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	930	934
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	185	188
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	1,000	1,014
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	190	194
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	1,000	1,023
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	400	413
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,000	1,034
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	515	556
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	9/1/2048	3,455	3,493
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,270	1,257
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/2052	4,980	5,189
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/2053	3,350	3,550
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,485	3,815
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	10,200	11,293
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	1,635	1,819
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	1,210	1,218
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Marsh Run Homes Project) PUT	3.200%	2/1/2029	4,200	4,226
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	2,100	2,091
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2055	8,090	8,910
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	2,585	2,990
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	16,000	16,684
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	5,530	5,594
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,600	1,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	1,570	1,580
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	6,824	6,885
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	1,930	1,942
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	11,250	11,617
	Ohio Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.000%	3/2/2026	2,975	2,976
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	9,425	9,641
	Reading Community City School District GO	3.000%	11/1/2030	590	590
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,155	1,174
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	545	564
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	2,840	2,844
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,490	2,493
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,455	1,457
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,860	1,862
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	5,920	5,926
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2026	925	936
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2027	970	995
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2028	725	753
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2032	275	305
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2033	125	140
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2034	265	298
	Summit County Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2029	2,100	2,092
[1]	Toledo OH GO	5.000%	12/1/2030	1,200	1,330
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF - Toledo LLC - University of Toledo Project)	5.000%	7/1/2029	1,845	1,846
	University of Akron College & University Revenue	4.000%	1/1/2027	3,000	3,040
	University of Akron College & University Revenue	5.000%	1/1/2029	6,120	6,127
	University of Akron College & University Revenue	5.000%	1/1/2030	6,050	6,058
	University of Akron College & University Revenue	5.000%	1/1/2031	2,130	2,133
	University of Akron College & University Revenue	5.000%	1/1/2032	1,315	1,326
[5]	University of Toledo College & University Revenue TOB VRDO	3.400%	2/2/2026	4,285	4,285
[4,5]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.455%	6/1/2036	930	922
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	800	807
[2]	Wright State University College & University Revenue	5.000%	5/1/2027	545	561
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2027	375	385
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2028	50	52
					719,836
Oklahoma (0.5%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/2030	1,045	1,146
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/2031	2,260	2,516
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2026	1,150	1,161
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2027	1,040	1,075
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2029	900	971
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,150	1,285
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2032	900	1,019
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,000	1,145
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2029	1,310	1,326
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2030	1,070	1,082
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	4.000%	9/1/2030	2,000	2,044
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,680	2,369
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	5,130	4,481
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	2,120	1,809
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/2032	1,145	1,152
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	700	760
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2030	515	571
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2031	600	678
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2032	700	803
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2026	650	656
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	1,175	1,202
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	680	705
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	810	850
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	1,000	1,062
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	1,125	1,200
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2032	2,875	3,078
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2033	3,850	4,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2029	1,000	1,087
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2028	15,250	15,825
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2029	15,750	16,524
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2030	13,250	14,052
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	22,260	23,055
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,805	1,806
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	2,005	2,008
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,250	1,253
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	900	902
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2026	2,400	2,420
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2027	2,645	2,712
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2028	4,400	4,567
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2029	1,200	1,245
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2033	4,480	4,621
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Astoria Creek Project) PUT	3.150%	2/1/2028	1,375	1,380
	Oklahoma Housing Finance Agency Local Or Guaranteed Housing Revenue (Trinity Trails Project) PUT	3.200%	4/1/2028	750	752
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2029	6,900	6,929
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2032	525	592
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2033	750	855
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,000	2,270
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2033	1,000	1,000
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2026	200	201
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2027	1,010	1,029
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2029	275	285
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/2026	1,030	1,038
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2028	600	613
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2029	400	408
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	1,210	1,269
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2031	4,720	4,977
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2026	400	405
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2027	330	342
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2028	470	499
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2029	575	623
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2030	805	889
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2031	1,705	1,911
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	2,545	2,886
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/2031	1,500	1,515
	University of Oklahoma College & University Revenue	5.000%	7/1/2027	740	767
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	500	505
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	665	707
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2029	1,205	1,312
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2030	735	817
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2031	2,200	2,488
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2032	1,500	1,720
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2033	1,400	1,624
					174,965
Oregon (0.7%)
	Benton & Polk School District No. 17J GO	0.000%	6/15/2029	2,500	2,260
	Clackamas Community College District GO	5.000%	6/15/2029	625	681
	Clackamas Community College District GO	5.000%	6/15/2031	1,000	1,136
	Clackamas Community College District GO	5.000%	6/15/2032	1,000	1,154
	Clackamas Community College District GO	5.000%	6/15/2033	1,240	1,451
	Clackamas Community College District GO	5.000%	6/15/2034	1,115	1,321
	Clackamas County School District No. 115 GO	0.000%	6/15/2027	3,575	3,454
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	0.000%	6/15/2028	1,250	1,171
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	305
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	300	310
	Forest Grove OR College & University Revenue	5.000%	5/1/2026	335	336
	Forest Grove OR College & University Revenue	5.000%	5/1/2028	1,255	1,293
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2026	1,945	1,971
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2027	1,040	1,079
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2032	1,475	1,615
[5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/5/2026	4,000	4,000
	Morrow County School District No. 1 GO	5.000%	6/15/2033	500	585
	Multnomah County OR GO	5.000%	6/15/2027	25,000	25,950
	Multnomah County OR School District No. 1J Portland GO	3.000%	6/15/2032	5,815	5,821
	Multnomah County School District No. 40 GO	0.000%	6/15/2027	500	482
	Multnomah County School District No. 40 GO	0.000%	6/15/2028	500	468

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Multnomah County School District No. 40 GO	0.000%	6/15/2029	500	455
Multnomah County School District No. 40 GO	0.000%	6/15/2030	500	441
Multnomah-Clackamas OR Counties Riverdale School District No. 51JT GO	0.000%	6/15/2030	1,210	1,069
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2027	1,000	1,034
Oregon (Article XI-F(1) Projects) GO	5.000%	8/1/2031	1,425	1,624
Oregon (Article XI-F1 Project) GO	5.000%	8/1/2030	2,060	2,302
Oregon (Article XI-F1 Project) GO	5.000%	8/1/2032	800	926
Oregon (Article XI-G Project) GO	5.000%	8/1/2031	1,240	1,413
Oregon (Article XI-G Project) GO	5.000%	8/1/2032	1,065	1,233
Oregon (Article XI-G Projects) GO	5.000%	8/1/2030	2,135	2,386
Oregon City School District No. 62 GO	0.000%	6/15/2027	250	242
Oregon City School District No. 62 GO	0.000%	6/15/2028	200	188
Oregon City School District No. 62 GO	0.000%	6/15/2029	230	211
Oregon City School District No. 62 GO	0.000%	6/15/2030	500	445
Oregon City School District No. 62 GO	0.000%	6/15/2031	585	505
Oregon City School District No. 62 GO	0.000%	6/15/2032	625	522
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2027	1,200	1,242
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2028	2,375	2,520
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2029	1,000	1,087
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2030	1,320	1,467
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2031	3,000	3,400
Oregon GO	4.000%	8/1/2033	1,650	1,679
Oregon GO	5.000%	12/1/2052	1,030	1,078
Oregon GO	5.500%	12/1/2053	3,400	3,678
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	10,215	11,026
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	870	879
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2051	3,505	3,506
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	13,340	13,596
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	5.500%	7/1/2055	13,165	14,431
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	1,385	1,568
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	3,335	3,411
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	4.500%	7/1/2049	3,715	3,739
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Verde Pines Project) PUT	3.100%	2/1/2028	870	873
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2028	1,205	1,212
Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,430	12,629
Oregon State Facilities Authority College & University Revenue (University of Portland Projects)	5.000%	4/1/2034	1,235	1,373
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	12,780	13,865
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2026	300	303
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2027	285	293
Oregon State Lottery Revenue	5.000%	4/1/2029	4,900	5,313
Oregon State Lottery Revenue	5.000%	4/1/2030	2,310	2,562
Oregon State Lottery Revenue	5.000%	4/1/2032	2,180	2,509
Pendleton OR GO	3.000%	6/15/2030	250	250
Port of Morrow OR GO	4.000%	6/1/2026	170	170
Port of Morrow OR GO	4.000%	12/1/2026	170	171
Port of Morrow OR GO	4.000%	6/1/2027	535	541
Port of Morrow OR GO	4.000%	12/1/2027	240	244
Port of Morrow OR GO	4.000%	6/1/2028	1,105	1,128
Port of Morrow OR GO	4.000%	12/1/2028	1,045	1,071
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2031	2,900	3,268
Portland Community College District GO	5.000%	6/15/2028	1,770	1,788
Portland OR Sewer System Sewer Revenue	4.500%	5/1/2030	2,975	2,989
Portland OR Sewer System Sewer Revenue	5.000%	6/1/2030	1,770	1,968
Portland OR Sewer System Sewer Revenue	5.000%	6/1/2031	10,600	12,018
Portland OR Sewer System Sewer Revenue	5.000%	10/1/2031	3,360	3,832
Portland OR Sewer System Sewer Revenue	5.000%	10/1/2032	2,235	2,584
Portland OR Sewer System Sewer Revenue	4.500%	5/1/2033	11,435	11,477
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2030	195	200
Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	5,000	4,818
Seaside School District No. 10 GO	5.000%	6/15/2031	1,000	1,036
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2026	100	101
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2027	150	154
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2028	225	234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2029	250	264
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2030	320	341
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2028	1,130	1,202
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2026	320	320
	Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/2032	1,000	1,005
					234,252
Pennsylvania (3.7%)
[5,6]	Abington School District GO TOB VRDO	2.530%	2/5/2026	11,225	11,225
	Adams County General Authority College & University Revenue	5.000%	8/15/2026	1,480	1,498
	Adams County General Authority College & University Revenue	5.000%	8/15/2027	1,225	1,266
	Adams County General Authority College & University Revenue	5.000%	8/15/2028	1,635	1,722
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.600%	6/1/2029	610	615
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	975	984
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2027	530	535
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2028	1,825	1,913
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2028	1,555	1,580
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2029	1,100	1,102
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2029	1,690	1,726
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2030	900	923
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2031	925	949
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2033	2,120	2,123
[4]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	2.845%	2/1/2033	4,065	4,055
	Allegheny County Higher Education Building Authority College & University Revenue, ETM	5.000%	10/15/2026	90	92
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	4,000	4,337
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	1,675	1,756
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	2,000	2,095
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	5,065	5,299
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	8,115	8,673
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,920	2,005
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.860%	11/15/2026	2,000	1,990
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	11/15/2047	103,075	102,212
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	1,205	1,278
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2030	350	391
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2031	535	609
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/2029	600	647
[2]	Allentown City School District GO	3.000%	2/1/2028	100	100
[2]	Allentown City School District GO	5.000%	2/1/2029	2,245	2,370
[2]	Allentown City School District GO	5.000%	2/1/2033	1,785	1,905
[2]	Allentown City School District GO	5.000%	6/1/2035	1,875	1,885
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2026	950	953
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2027	1,950	1,994
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2028	2,345	2,439
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2030	30	32
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	5,635	5,764
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	625	650
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	5,555	5,685
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	3,690	3,779
[2]	Armstrong School District GO	3.000%	3/15/2026	875	875
	Bethel Park School District GO	4.000%	8/1/2031	2,500	2,518
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2026	520	527
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2027	1,095	1,130
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2028	455	478
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2029	1,000	1,066
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2030	630	681
[2]	Bristol Township School District GO	5.000%	6/1/2027	545	563
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/2026	390	390
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	470	474
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	585	595
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2028	785	804
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2029	825	851
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2026	250	252
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2027	550	563
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2028	550	573
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2033	2,320	2,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2034	2,600	2,779
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Pennswood Village Project)	5.000%	10/1/2030	250	255
[5]	Bucks County Water & Sewer Authority Special Assessment Revenue TOB VRDO	2.400%	2/5/2026	5,600	5,600
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,910	1,911
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,125	2,126
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,185	1,186
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	985	986
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/2026	1,010	1,021
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	2,500	2,521
[5]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/2034	705	752
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/2027	675	679
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2028	880	926
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2029	925	991
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2030	2,560	2,782
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2031	2,685	2,960
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2026	1,585	1,598
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2034	8,000	8,046
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	415	436
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	10,000	10,431
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	125	127
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	22,250	24,324
	Commonwealth of Pennsylvania GO	5.000%	10/1/2029	25,000	27,381
	Commonwealth of Pennsylvania GO	4.000%	1/1/2030	1,705	1,729
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	5,000	5,574
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	10,000	11,355
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	5,000	5,751
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,500	2,704
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2027	395	404
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2030	520	555
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2032	510	554
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2033	530	579
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/2026	915	732
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2034	3,725	2,794
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/2028	255	257
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2031	1,145	1,148
	Delaware County Authority Government Fund/Grant Revenue	5.000%	10/1/2031	1,500	1,500
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2029	5,000	5,194
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/2029	1,270	1,362
[4]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	2.936%	3/1/2057	13,470	13,457
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	580	581
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	1,460	1,467
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	635	638
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	795	806
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	600	608
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	500	507
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	850	868
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	355	363
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	910	930
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	730	751
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	2,000	2,035
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	1,450	1,474
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	735	765
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	75	78
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2033	1,780	1,760
	Erie County Conventional Center Authority Miscellaneous Revenue	5.000%	1/15/2032	1,910	1,913
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - Aicup Financing Program)	5.000%	5/1/2028	355	365
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2027	520	526
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2029	1,150	1,160
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2031	1,265	1,275
[1]	Erie School District GO	5.000%	4/1/2026	575	577
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2026	1,070	1,076
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2027	650	658
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2028	630	642
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2030	910	927
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	4,120	4,432
[5]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	3,135	3,143
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2026	1,165	1,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2027	510	528
[2]	Lackawanna County PA GO	4.000%	3/15/2026	400	401
[2]	Lackawanna County PA GO	4.000%	3/15/2027	500	506
	Lackawanna County PA TRAN GO	3.875%	12/31/2026	10,000	9,974
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	840	846
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2031	605	610
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2026	510	518
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2027	580	601
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2028	970	1,024
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2029	680	731
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	350	382
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2031	370	410
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2032	775	865
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2026	320	325
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2027	445	461
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2028	450	476
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2029	500	539
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2030	500	549
	Lancaster IDA College & University Revenue (P3 FMC Holdings LLC Project)	5.000%	7/1/2026	340	343
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	10,000	10,804
[1]	Lancaster PA GO	5.000%	11/1/2027	1,290	1,297
[2]	Lancaster School District GO	5.000%	6/1/2030	250	275
[2]	Lancaster School District GO	5.000%	6/1/2031	250	280
[2]	Lancaster School District GO	5.000%	6/1/2032	375	426
	Lansdale Borough PA GO	2.000%	10/1/2026	300	298
	Latrobe IDA College & University Revenue	5.000%	3/1/2026	180	180
	Latrobe IDA College & University Revenue	5.000%	3/1/2027	150	152
	Latrobe IDA College & University Revenue	5.000%	3/1/2028	150	154
	Latrobe IDA College & University Revenue	5.000%	3/1/2029	175	182
	Latrobe IDA College & University Revenue	5.000%	3/1/2030	125	131
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/2029	1,130	1,150
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2026	285	287
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2027	1,135	1,147
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2028	810	821
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,730	3,766
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	4,325	4,459
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/2026	1,265	1,269
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/2026	540	542
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	805	830
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	565	596
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	1,640	1,762
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	440	474
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/2026	1,655	1,656
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/2027	815	829
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	315	317
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	2,030	2,031
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	750	790
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,000	2,120
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	750	820
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,125	3,309
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,925	2,034
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	1,540	1,622
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	1,285	1,350
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2026	1,460	1,481
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2028	1,500	1,590
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	3,390	3,650
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	2,585	2,771
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/2034	5,125	4,983
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2031	325	330
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	10	10
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2034	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	8,360	8,742
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	22,590	23,132
[1]	Moon Area School District GO	5.000%	11/15/2028	1,490	1,594
	New Hope-Solebury School District GO	2.500%	2/15/2030	570	563
[2]	New Kensington-Arnold School District GO	5.000%	5/15/2026	1,015	1,022
[1]	Newport PA School District GO	2.450%	8/15/2029	285	278
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2029	750	823
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2030	2,900	3,245
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,805	1,827
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	2,625	2,903
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,080	1,208
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2028	480	480
	Northern York County School District GO	4.000%	11/15/2026	955	965
	Northern York County School District GO	4.000%	11/15/2028	820	851
	Penn Delco School District GO	4.000%	6/1/2027	200	204
	Penn Delco School District GO	4.000%	6/1/2028	445	460
	Penn Delco School District GO	4.000%	6/1/2029	350	365
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2026	1,315	1,330
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2028	1,455	1,516
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2030	1,605	1,716
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2032	1,240	1,359
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,125	1,131
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	7,030	7,065
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2026	1,125	1,130
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2026	1,270	1,283
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	300	309
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	370	381
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	435	457
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	500	540
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	500	540
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	485	532
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	7,300	8,144
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	4,000	4,056
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	35,195	38,996
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2031	2,325	2,617
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2033	1,150	1,274
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	14,395	15,478
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	36,070	39,463
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.860%	11/15/2026	1,825	1,819
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	11/15/2047	29,140	29,013
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	5/15/2053	40,000	39,960
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2027	1,285	1,312
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2028	700	731
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2029	580	619
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2030	500	545
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/2026	13,655	13,406
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2026	1,010	1,014
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	350	360
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	710	713
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2030	215	215
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	1,240	1,244
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2031	935	936
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	1,650	1,655
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	5,150	5,165
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2033	2,805	2,807
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2034	3,355	3,364
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2035	3,590	3,599
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/2026	1,490	1,495
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2026	1,120	1,125
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2026	500	508
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2027	500	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/2027	400	401
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2027	375	389
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	500	525
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	1,175	1,233
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	250	262
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	1,090	1,158
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	260	276
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	750	794
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	325	347
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2029	625	676
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2030	750	826
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	4/1/2031	1,665	1,549
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2031	1,000	1,104
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2031	1,000	1,113
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	4/1/2032	1,160	1,042
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2032	750	840
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2032	985	1,109
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2046	420	420
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2048	5,520	5,538
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2049	1,035	1,035
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2049	2,265	2,253
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	2,230	2,214
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2051	1,025	1,020
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	3,905	3,833
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	9,420	9,642
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	5,115	5,330
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	12,620	13,413
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	3,981	4,244
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	6,070	6,616
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	8,535	9,287
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	1,815	1,982
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	14,260	15,735
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	15,585	17,897
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	8,280	9,551
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	11,440	13,231
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,825	2,844
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,665	2,683
[5,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	7,224	7,224
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	1,215	1,225
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	4,475	4,513
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2027	375	392
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	16,095	16,236
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,000	1,091
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,250	1,364
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	1,025	1,073
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	1,125	1,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2031	1,000	1,034
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	4,170	4,712
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	1,200	1,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	1,120	1,168
[5]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	2.430%	2/5/2026	8,980	8,980
[6]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.150%	2/5/2026	24,630	24,630
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2028	500	533
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2029	500	544
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2030	600	665
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2026	1,300	1,316
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2028	1,250	1,298
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2028	1,180	1,253
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2029	1,000	1,085
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2029	1,600	1,736
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	2,000	2,215
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	1,150	1,274
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,240	1,398
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	840	857
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,020
[5]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2029	600	608
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2033	2,170	2,214
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/2029	550	546
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	4.000%	6/15/2029	500	497
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2026	810	814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2027	335	340
	Philadelphia IDA College & University Revenue	5.000%	11/1/2026	2,385	2,424
	Philadelphia IDA College & University Revenue	5.000%	11/1/2027	3,100	3,211
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2026	390	395
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2027	310	318
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2028	320	333
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2029	340	358
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	500	532
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/2031	2,100	2,207
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/2027	4,675	4,875
	Philadelphia PA GO	5.000%	8/1/2026	5,055	5,120
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/2030	7,500	8,235
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/2031	3,400	3,803
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/2026	5,025	5,025
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2028	1,045	1,093
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2029	685	732
[10]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	1,130	1,023
[1,5]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.370%	2/2/2026	9,300	9,300
[1,4,5]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.355%	9/1/2040	20,450	20,331
[2]	Plum Boro PA School District GO	3.300%	9/15/2029	100	100
	School District of Philadelphia (Housing Finance Program) GO	5.000%	9/1/2027	2,500	2,603
	School District of Philadelphia GO	5.000%	9/1/2026	2,690	2,731
	School District of Philadelphia GO	5.000%	9/1/2026	1,645	1,670
[1,11]	School District of Philadelphia GO	5.000%	6/1/2027	1,465	1,518
	School District of Philadelphia GO	5.000%	9/1/2027	4,105	4,274
	School District of Philadelphia GO	5.000%	9/1/2027	1,335	1,390
	School District of Philadelphia GO	5.000%	9/1/2028	2,253	2,284
	School District of Philadelphia GO	5.000%	9/1/2028	275	292
	School District of Philadelphia GO	5.000%	9/1/2028	1,305	1,387
	School District of Philadelphia GO	5.000%	9/1/2028	1,000	1,063
	School District of Philadelphia GO	5.000%	9/1/2029	12,050	12,219
	School District of Philadelphia GO	5.000%	9/1/2029	1,570	1,703
	School District of Philadelphia GO	5.000%	9/1/2030	1,190	1,207
	School District of Philadelphia GO	5.000%	9/1/2030	2,665	2,943
	School District of Philadelphia GO	5.000%	9/1/2032	850	898
	School District of Philadelphia GO	5.000%	9/1/2032	1,075	1,205
	School District of Philadelphia GO	5.000%	9/1/2033	6,180	6,638
	School District of Philadelphia GO	5.000%	9/1/2033	1,425	1,580
[1]	Scranton PA GO	5.000%	11/15/2028	770	814
[1]	Scranton PA GO	5.000%	11/15/2029	625	672
[1]	Scranton PA GO	5.000%	11/15/2030	920	1,004
[1]	Scranton PA GO	5.000%	11/15/2031	1,675	1,850
	Scranton PA School District GO	5.000%	12/1/2026	1,050	1,069
	Scranton PA School District GO	5.000%	12/1/2030	1,640	1,803
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2027	995	1,000
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2027	325	336
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2028	785	789
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2030	555	608
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2027	45	45
	Souderton Area School District GO	4.000%	9/1/2032	1,110	1,159
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2026	160	161
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2027	300	308
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2028	215	225
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2029	250	266
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,060	1,061
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	16,185	17,486
[5]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue TOB VRDO	2.310%	2/5/2026	4,000	4,000
[2]	Spring Cove School District GO	3.000%	11/15/2026	70	70
	Springfield Delaware County School District GO	3.000%	3/1/2030	450	450
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2026	735	743
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2027	1,200	1,242
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2028	2,035	2,138
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	1,250	1,276
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2029	385	391
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2030	17,870	18,183
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	9,510	9,673
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	1,105	1,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2029	3,500	3,785
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2030	2,500	2,762
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2031	4,620	5,201
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2032	5,750	6,578
	Twin Valley School District GO	3.000%	4/1/2029	500	504
	Unionville-Chadds Ford School District GO	4.000%	6/1/2031	4,400	4,458
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/2026	1,005	1,007
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/2029	22,120	23,850
	Upper St. Clair Township PA GO	2.550%	5/15/2030	500	495
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	315	313
	Westmoreland County PA GO	5.000%	8/15/2028	1,655	1,752
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	675	672
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2028	705	699
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2026	995	997
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	2,295	2,349
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	975	1,012
[5]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	8,000	8,001
[2]	Woodland Hills School District GO	4.000%	9/1/2026	600	605
[2]	Woodland Hills School District GO	4.000%	9/1/2027	630	645
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	4,020	4,130
					1,261,687
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	98,132	100,341
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	79,205	84,152
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	37,888	41,828
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	4,661	4,711
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	5,620	5,813
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,710	2,836
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	6,370	6,666
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	50,275	53,187
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	300	315
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	800	845
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/2032	1,135	1,155
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/2027	3,200	3,343
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/2026	1,415	1,417
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	810	843
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,050	1,110
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,775	1,903
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,090	1,181
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	29,418	28,081
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	29,765	26,618
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,716	1,535
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	18,184	15,057
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	19,496	14,908
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.500%	7/1/2034	755	755
					398,600
Rhode Island (0.3%)
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2031	4,910	5,293
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2029	850	917
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2030	1,000	1,099
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,925	1,935
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	1,500	1,507
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,380	1,386
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	985	989
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	3,880	3,894
[3]	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	4,375	4,806
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	4,220	4,234
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	2,000	2,006
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	2,850	2,858
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2028	1,585	1,675
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2028	400	424
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,400	1,512
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,215	1,313
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	300	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	680	750
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	1,535	1,692
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	400	443
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	450	505
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,890	2,118
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	500	563
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/2026	300	296
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/2027	600	581
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.350%	10/1/2027	3,395	3,398
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2048	3,240	3,273
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/2049	4,040	4,013
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/2049	3,025	3,038
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2050	4,535	4,497
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/2050	1,380	1,381
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	3,145	3,112
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	4,265	4,827
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue (Rock Ridge Project) PUT	3.350%	4/1/2028	1,590	1,606
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2027	4,450	4,468
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	8,945	8,957
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,100	1,104
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2027	435	437
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,500	1,506
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2035	1,500	1,501
					90,240
South Carolina (1.3%)
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	2,140	2,191
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2035	1,835	1,956
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	6,054	6,065
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/2028	6,000	6,361
	Fort Mill School District No. 4 GO	4.000%	3/1/2032	5,850	5,934
[5]	Goose Creek SC Special Assessment Revenue	5.000%	10/1/2035	405	425
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2026	7,380	7,548
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	6,255	6,566
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	3,125	3,361
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,865	1,894
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	3,915	4,064
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	4,110	4,353
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	820	869
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	830	897
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	840	924
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	1,000	1,116
	Lancaster County SC School District GO	4.000%	3/1/2029	9,560	9,709
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2031	1,000	1,018
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,195	1,201
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2028	720	770
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2029	1,195	1,291
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2029	1,130	1,234
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2030	1,110	1,221
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2030	650	722
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2031	2,765	3,091
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2031	2,410	2,715
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2032	2,910	3,297
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2032	1,740	1,983
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2033	3,060	3,438
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2033	3,140	3,519
	Orangeburg County Facilities Corp. Lease (Appropriation) Revenue	5.000%	12/1/2028	1,360	1,402
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	32,005	34,562
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	67,855	72,983
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2028	1,810	1,813
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	1,000	1,002
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2028	3,200	3,269
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2028	5,495	5,738
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2029	3,825	3,946
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2030	4,190	4,278
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2031	1,525	1,557
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2027	250	256
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2028	360	377
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2029	270	289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2030	300	328
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2029	4,475	4,907
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2030	2,955	3,298
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2031	1,415	1,606
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	360	380
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2032	595	634
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	3,185	3,204
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	470	479
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	820	856
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2027	655	656
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	400	421
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	350	365
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2028	2,700	2,703
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	605	638
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	3.875%	10/1/2030	2,250	2,257
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	320	341
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	300	316
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	21,380	23,987
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2032	1,000	1,051
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,000	5,327
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	510	551
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.000%	12/1/2030	1,665	1,679
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	2,345	2,366
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/2026	290	292
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	11,460	12,602
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	14,135	15,823
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/2026	3,000	3,037
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	525	542
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2026	175	179
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	750	785
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	900	942
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	900	942
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2028	1,000	1,071
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2028	600	643
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	975	1,065
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	3,345	3,652
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	700	764
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	14,005	15,549
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	1,550	1,721
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	4,000	4,441
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	850	944
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2031	1,000	1,128
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/2029	275	274
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2026	670	676
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	475	479
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	175	176
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	2,000	2,015
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	1,890	1,925
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2027	1,425	1,491
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	2,850	3,053
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2029	500	546
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2030	730	811
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2031	1,500	1,692
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2032	1,535	1,748
[8]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	365	366
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2048	1,245	1,256
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2050	6,220	6,271
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	2,175	2,156
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	2,495	2,487
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2052	5,205	5,476
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,835	4,199
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	12,040	13,748
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	1,750	1,754
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (Settlement Manor Apartments Project) PUT	5.000%	11/1/2027	940	975
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2027	3,485	3,479
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	625	629
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	2,355	2,372
[5]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.300%	2/2/2026	5,895	5,895
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/2031	2,850	2,851
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/2026	10,065	10,070
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/2027	3,600	3,600
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	200	205
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	2,450	2,574
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	1,780	1,908
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2030	2,185	2,388
					438,344
South Dakota (0.2%)
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/2030	2,000	2,071
	South Dakota Conservancy District Water Revenue	5.000%	8/1/2032	2,840	2,952
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	720	730
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	750	775
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	10,815	11,636
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	23,845	26,551
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/2034	7,015	7,024
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	1.950%	11/1/2031	1,440	1,321
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2047	745	747
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2051	725	726
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	8,680	8,611
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	1,470	1,457
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2052	1,455	1,441
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/2053	5,135	5,349
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/2054	2,485	2,651
[3]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	1,810	2,068
					76,110
Tennessee (2.1%)
	Blount County Tennessee Public Building Authority Intergovernmental Agreement Revenue VRDO	3.250%	2/2/2026	10,600	10,600
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,120	1,201
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue	5.000%	10/1/2032	1,300	1,301
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (One Westside Phase 2B Project) PUT	2.950%	5/1/2029	1,325	1,331
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/2028	2,250	2,280
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	4,025	4,039
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,015	1,070
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	1,050	1,053
	Kingsport Tennessee Industrial Development Board Local or Guaranteed Housing Revenue (Stonecrest Apartments Project) PUT	2.950%	9/1/2028	2,950	2,959
[5]	Knox County & Knoxville City Sports Authority Intergovernmental Agreement Revenue TOB VRDO	3.400%	2/2/2026	16,500	16,500
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,835	1,852
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,500	1,528
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,000	1,018
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,020	3,145
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/2027	1,500	1,506
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	7,000	7,013
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	7,000	7,013
[5]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	11,290	11,304
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,465
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/2026	300	301
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,905	1,917
	McMinnville-Warren County Industrial Development Board Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	3,250	3,253
	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	8,525	8,604
	Memphis TN GO	5.000%	4/1/2028	3,565	3,769
	Memphis TN GO	5.000%	10/1/2028	3,435	3,676
	Memphis TN GO	5.000%	4/1/2029	3,565	3,858
	Memphis TN GO	5.000%	4/1/2030	3,565	3,944
	Memphis TN GO	5.000%	10/1/2030	3,435	3,839
	Memphis TN GO	5.000%	4/1/2031	3,565	4,020
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/2027	1,060	1,079
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2027	600	617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2028	600	630
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2029	735	752
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2030	1,000	1,089
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2034	460	472
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2035	1,115	1,141
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2026	470	472
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2027	195	196
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2028	545	547
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	4,000	4,317
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	20	20
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,105	1,116
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	9,520	10,064
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/2026	1,750	1,750
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Burning Tree Apartments Project) PUT	5.000%	10/1/2027	3,945	4,080
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/2028	6,000	6,095
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/2028	5,260	5,292
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.350%	12/1/2026	2,786	2,790
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	14,943	15,108
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	640	643
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	1,500	1,522
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	5,450	5,491
	Metropolitan Government Nashville & Davidson County Industrial Development Board Local or Guaranteed Housing Revenue (Trinity Lane Apartments Project) PUT	3.150%	7/1/2029	2,580	2,603
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	820	868
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	1,055	1,116
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,740	1,921
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	700	772
	Nashville & Davidson County Metropolitan Government Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2029	570	574
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2029	5,865	6,144
[13]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/2026	0.000%	4/1/2027	1,375	1,372
[13]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/2026	0.000%	4/1/2028	1,400	1,429
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	1,865	1,876
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	17,510	19,221
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	850	871
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,235	2,354
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	660	676
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,600	2,796
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,365	3,681
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,875	1,916
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	3,095	3,432
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	4,300	4,816
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	30,515	32,425
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	2,175	2,355
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/2026	550	550
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2026	1,140	1,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/2027	2,810	2,838
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2027	2,240	2,273
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/2028	2,925	2,979
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2028	2,375	2,428
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	59,300	60,407
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	76,125	80,758
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	10,840	11,597
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	2,720	2,749
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2026	200	202
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	17,180	17,388
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2027	1,000	1,033
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2028	2,185	2,294
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2032	2,380	2,590
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2033	2,750	2,991
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	30,475	32,824
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	48,000	52,174
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	101,290	104,974
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	7,040	7,557
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/2028	1,045	1,035
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2042	925	932
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/2049	4,320	4,382
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,130	1,131
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/2052	4,360	4,312
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	3,450	3,479
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	4,810	5,114
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.650%	7/1/2032	1,075	1,030
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	4.250%	1/1/2050	2,175	2,201
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/2051	2,975	2,954
	Washington County TN GO	5.000%	6/1/2030	4,820	5,103
	Washington County TN GO	5.000%	6/1/2031	5,060	5,350
	Washington County TN GO	5.000%	6/1/2032	10,630	11,222
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	4,240	4,310
					721,168
Texas (10.4%)
	Abilene Convention Center Hotel Development Corp. Economic Development Revenue	2.500%	10/1/2031	2,510	2,342
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	11,962	11,979
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,570	3,625
[16]	Aldine Independent School District GO	4.000%	2/15/2032	3,000	3,037
	Allen TX GO	5.000%	8/15/2029	800	872
	Allen TX GO	5.000%	8/15/2030	700	779
	Allen TX GO	5.000%	8/15/2031	700	793
	Alvin College GO	5.000%	2/15/2032	1,490	1,691
[16]	Argyle Independent School District GO PUT	4.000%	8/15/2028	6,255	6,488
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	200	203
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	6/15/2034	770	771
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2026	1,250	1,276
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2027	845	882
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2028	1,505	1,603
[5]	Aubrey TX Special Assessment Revenue	4.375%	12/31/2030	773	779
[5]	Aubrey TX Special Assessment Revenue	4.625%	12/31/2035	699	717
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	1,200	1,242
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2029	2,550	2,563
	Austin Community College District GO	5.000%	8/1/2033	2,250	2,620
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2027	1,015	1,015
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2028	500	532
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2029	1,000	1,087
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2030	1,000	1,107
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2031	1,250	1,406
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2032	2,000	2,283
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2033	1,500	1,731
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/2027	12,110	12,262
[16]	Austin Independent School District GO	5.000%	8/1/2030	1,610	1,630
[16]	Austin Independent School District GO	4.000%	8/1/2032	1,100	1,107
[5,16]	Austin Independent School District GO TOB VRDO	2.310%	2/5/2026	5,935	5,935
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2027	2,500	2,619
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2028	2,750	2,951
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2029	2,900	3,181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	3,500	3,761
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2029	3,000	3,297
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2029	6,235	6,852
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2030	4,000	4,487
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2030	2,800	3,141
[16]	Barbers Hill Independent School District GO	5.000%	2/15/2030	2,780	3,066
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2027	500	518
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2029	1,550	1,679
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2029	500	542
	Bexar County Hospital District GO	5.000%	2/15/2028	325	341
	Bexar County Hospital District GO	5.000%	2/15/2029	1,000	1,073
	Bexar County Hospital District GO	5.000%	2/15/2030	1,850	2,027
	Bexar County Hospital District GO	5.000%	2/15/2031	1,500	1,674
	Bexar County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.050%	3/1/2026	1,190	1,191
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/2028	1,000	1,005
	Board of Regents of the University of Texas System College & University Revenue VRDO	2.320%	2/5/2026	56,000	56,000
[16]	Boerne Independent School District GO PUT	4.000%	2/1/2028	2,415	2,476
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	8,450	8,459
[16]	Brazosport Independent School District GO	3.000%	2/15/2029	1,505	1,512
[16]	Brazosport Independent School District GO	3.000%	2/15/2030	2,490	2,501
[1]	Brownsville TX Utilities System Water Revenue	5.000%	9/1/2031	2,000	2,258
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/2031	1,270	1,277
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/2031	1,230	1,236
[16]	Burleson Independent School District GO	5.000%	8/1/2026	1,000	1,013
[16]	Burleson Independent School District GO	5.000%	8/1/2027	2,375	2,471
[16]	Burleson Independent School District GO	5.000%	8/1/2028	640	683
[16]	Burleson Independent School District GO	5.000%	8/1/2029	565	617
[16]	Burleson Independent School District GO	5.000%	8/1/2030	750	837
[16]	Burleson Independent School District GO	5.000%	8/1/2031	3,000	3,408
[16]	Burleson Independent School District GO	5.000%	8/1/2032	3,000	3,461
	Cameron County TX GO	5.000%	2/15/2031	2,680	2,997
	Cameron County TX GO	5.000%	2/15/2031	1,630	1,823
	Cameron County TX GO	5.000%	2/15/2032	2,815	3,195
	Cameron County TX GO	5.000%	2/15/2032	1,715	1,946
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	1,835	1,835
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	550	550
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/2027	3,125	3,151
[16]	Carrizo Springs Consolidated Independent School District GO	4.500%	8/15/2032	1,010	1,036
[16]	Castleberry Independent School District GO	4.000%	2/15/2033	1,335	1,349
[16]	Celina Independent School District GO	5.000%	2/15/2029	500	538
[16]	Celina Independent School District GO	5.000%	2/15/2030	500	550
[16]	Celina Independent School District GO	5.000%	2/15/2031	500	561
[5]	Celina TX Special Assessment Revenue	2.875%	9/1/2027	95	93
[5]	Celina TX Special Assessment Revenue	4.500%	9/1/2031	250	255
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2027	500	512
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2028	1,225	1,163
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	325	341
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	700	735
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	1,500	1,576
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	750	788
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	3,200	3,440
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	1,200	1,289
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,780	1,952
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	3,000	3,354
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2032	3,500	2,945
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	30,555	30,655
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2027	1,400	1,434
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2028	745	783
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2029	1,565	1,683
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2030	2,135	2,346
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2031	4,000	4,482
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,445	9,310
[12,15]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	4,815	4,749
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	8,140	7,598
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2029	8,500	7,713
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2030	415	365
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	30,395	33,084
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2027	900	930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2029	1,000	1,082
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2030	1,325	1,462
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2031	1,445	1,621
[16]	Clear Creek Independent School District GO	5.000%	2/15/2032	1,740	1,993
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	945	955
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	490	519
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	300	315
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	460	498
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	310	331
	College Station TX GO	3.300%	2/15/2033	1,340	1,345
	Collin County Community College District College & University Revenue	5.000%	8/15/2031	6,780	7,666
	Collin County Community College District College & University Revenue	5.000%	8/15/2032	7,120	8,164
[5,16]	Collin County Wylie Independent School District GO TOB VRDO	3.300%	2/2/2026	4,030	4,030
[16]	Corpus Christi Independent School District GO	5.000%	8/15/2029	1,000	1,090
[16]	Corpus Christi Independent School District GO	5.000%	8/15/2030	1,000	1,113
[16]	Corpus Christi Independent School District GO	5.000%	8/15/2032	1,450	1,662
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2028	325	345
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2029	125	136
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2029	1,000	1,088
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2030	175	194
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2031	1,500	1,694
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2032	1,000	1,145
[5]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	105	106
[5]	Crandall TX Special Assessment Revenue	4.500%	9/15/2035	211	215
[16]	Crowley Independent School District GO	5.000%	2/1/2032	550	626
[16]	Crowley Independent School District GO	5.000%	2/1/2033	495	570
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	1,195	1,252
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	1,325	1,387
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	2,490	2,665
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	1,980	2,119
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	2,490	2,725
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	9,440	10,332
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	7,815	8,728
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	3,400	3,797
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	2,450	2,784
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/2028	6,410	6,460
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	2,165	2,167
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	840	849
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	4,789	4,886
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	470	486
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.050%	8/1/2028	9,385	9,445
[16]	Dallas Independent School District GO	5.000%	2/15/2031	3,700	4,165
[16]	Dallas Independent School District GO	5.000%	2/15/2032	3,500	4,005
[16]	Dallas Independent School District GO	5.000%	2/15/2032	3,500	4,005
[16]	Dallas Independent School District GO PUT	5.000%	2/15/2026	500	500
[16]	Dallas Independent School District GO PUT	5.000%	2/15/2029	3,330	3,567
[16]	Dallas Independent School District GO PUT	5.000%	2/15/2030	5,140	5,610
[16]	Dallas Independent School District GO PUT	5.000%	2/15/2031	13,275	14,721
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2029	1,295	1,411
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2030	1,360	1,509
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2031	1,430	1,610
	Dallas TX GO	5.000%	2/15/2028	2,835	2,987
	Dallas TX GO	5.000%	2/15/2030	15,000	16,547
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	2,375	2,387
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2032	2,230	2,240
[5]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	6,890	6,899
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2034	11,670	11,679
[5]	Decatur TX Special Assessment Revenue	4.500%	9/15/2030	190	192
	Denton County TX GO	4.000%	7/15/2033	2,575	2,586
[5]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	235	238
[5]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	230	233
[5]	Denton County TX Special Assessment Revenue	4.500%	12/31/2035	430	450
[5]	Denton County TX Special Assessment Revenue	5.000%	12/31/2035	450	471
[16]	Denton Independent School District GO PUT	4.000%	8/15/2030	12,200	12,985
[5,16]	Denton Independent School District GO TOB VRDO	2.310%	2/5/2026	3,910	3,910
[5,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	10,435	10,435
[16]	Dickinson Independent School District GO	4.000%	2/15/2033	3,000	3,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	4,200	4,222
[16]	Dripping TX Springs Independent School District GO	5.000%	2/15/2029	1,010	1,089
[16]	Dripping TX Springs Independent School District GO, ETM	5.000%	2/15/2029	240	259
[16]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2032	3,000	3,463
[16]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2033	1,935	2,264
[16]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/2027	2,350	2,398
[16]	Eagle Mountain & Saginaw Independent School District GO PUT, Prere.	4.000%	8/1/2027	25	26
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2028	335	356
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2029	600	651
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2030	450	497
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2031	225	252
	Ector County Hospital District GO	5.000%	9/15/2026	700	706
	Ector County Hospital District GO	5.000%	9/15/2027	1,070	1,094
[16]	Ector County Independent School District GO PUT	4.000%	8/15/2027	19,040	19,443
	EI Paso County TX GO	5.000%	2/15/2029	1,465	1,468
[1]	El Paso County Hospital District GO	5.000%	2/15/2026	1,120	1,121
[1]	El Paso County Hospital District GO	5.000%	2/15/2027	1,010	1,034
[1]	El Paso County Hospital District GO	5.000%	8/15/2027	1,225	1,268
[1]	El Paso County Hospital District GO	5.000%	2/15/2028	1,715	1,794
[1]	El Paso County Hospital District GO	5.000%	8/15/2028	775	819
[1]	El Paso County Hospital District GO	5.000%	2/15/2029	1,905	2,035
[1]	El Paso County Hospital District GO	5.000%	8/15/2029	705	760
[1]	El Paso County Hospital District GO	5.000%	2/15/2030	1,625	1,770
[1]	El Paso County Hospital District GO	5.000%	8/15/2030	765	841
[1]	El Paso County Hospital District GO	5.000%	2/15/2031	1,685	1,867
[1]	El Paso County Hospital District GO	5.000%	8/15/2031	2,700	3,014
	El Paso County Hospital District GO	5.000%	8/15/2031	3,715	3,803
[1]	El Paso County Hospital District GO	5.000%	2/15/2032	2,175	2,441
[1]	El Paso County Hospital District GO	5.000%	2/15/2033	2,055	2,331
[16]	El Paso Independent School District GO	4.000%	8/15/2033	2,250	2,269
[3,16]	El Paso Independent School District GO	5.000%	8/15/2033	1,420	1,626
	El Paso TX GO	4.000%	8/15/2029	1,440	1,450
	El Paso TX GO	4.000%	8/15/2032	4,975	5,001
[16]	Elgin Independent School District GO	5.000%	8/1/2030	500	555
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	5,610	5,732
	Fair Oaks Ranch TX GO	2.500%	2/1/2029	530	514
[16]	Forney Independent School District GO	5.000%	8/15/2031	1,720	1,954
[16]	Forney Independent School District GO	5.000%	8/15/2032	2,190	2,525
[1]	Fort Bend County Municipal Utility District No. 35 GO	4.000%	9/1/2031	200	200
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2026	255	255
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2027	325	326
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	640	643
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	65	65
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	170	172
	Fort Bend County TX GO	5.000%	3/1/2029	1,525	1,645
	Fort Bend County TX GO	5.000%	3/1/2030	2,435	2,683
	Fort Bend County TX GO	5.000%	3/1/2030	1,195	1,316
	Fort Bend County TX GO	5.000%	3/1/2031	2,565	2,879
	Fort Bend County TX GO	5.000%	3/1/2031	1,435	1,611
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2027	1,000	1,028
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2028	500	526
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2029	1,150	1,238
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2030	755	831
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2031	1,000	1,120
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2032	600	683
[16]	Fort Bend Independent School District GO	4.000%	2/15/2032	4,430	4,545
[16]	Fort Bend Independent School District GO	4.000%	2/15/2033	1,000	1,024
[16]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	18,605	18,355
[16]	Fort Worth Independent School District GO	5.000%	2/15/2026	1,510	1,511
[16]	Fort Worth Independent School District GO	4.000%	2/15/2033	2,000	2,001
	Fort Worth TX GO	4.000%	3/1/2031	5,140	5,369
[16]	Frisco Independent School District GO	2.500%	8/15/2027	2,655	2,655
[16]	Frisco Independent School District GO	4.000%	8/15/2032	1,965	1,966
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	5.000%	10/1/2032	1,300	1,398
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	4.000%	10/1/2035	8,580	8,560
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2026	400	405
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2028	250	263
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2030	300	327
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2031	530	586
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2032	650	726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2026	760	761
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2026	3,875	3,882
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2027	270	277
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2027	335	344
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2028	3,985	4,186
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2028	245	258
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2029	330	355
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2030	450	494
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	370	414
[16]	Georgetown Independent School District GO	5.000%	2/15/2026	500	500
[16]	Georgetown Independent School District GO	5.000%	2/15/2028	500	528
[16]	Georgetown Independent School District GO	5.000%	2/15/2029	500	538
[16]	Georgetown Independent School District GO	5.000%	2/15/2030	350	385
[16]	Georgetown Independent School District GO	5.000%	2/15/2031	525	589
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2027	850	884
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2028	1,050	1,119
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2029	1,750	1,907
[16]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	4,200	4,154
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	26,335	27,443
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2027	845	867
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2028	1,170	1,226
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2029	3,455	3,702
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2030	1,715	1,873
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2031	2,750	3,057
[16]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2030	3,000	3,299
[16]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2031	1,765	1,978
[16]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2032	4,495	5,120
[16]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2033	1,850	2,133
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2029	1,715	1,789
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2030	2,040	2,152
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2031	2,140	2,278
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2032	1,050	1,125
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2033	1,155	1,231
[16]	Hallsville TX Independent School District GO	4.000%	2/15/2033	1,000	1,035
[16]	Hardin-Jefferson Independent School District GO	2.500%	8/15/2030	410	406
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	47,410	52,118
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2027	2,090	2,179
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2032	2,815	2,857
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,000	1,006
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,100	1,182
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	6,000	6,404
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	1,590	1,595
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	2,195	2,196
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	2,075	2,116
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	4,585	4,675
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	20,000	21,133
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	25,850	27,614
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	2,175	2,423
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	400	400
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.300%	2/4/2026	23,270	23,270
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/5/2026	16,140	16,140
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/5/2026	50,000	50,000
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.130%	7/1/2049	4,775	4,775
	Harris County Hospital District GO	5.000%	2/15/2030	1,070	1,072
	Harris County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	2,200	2,206
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	12,225	12,628
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2030	1,565	1,677
	Harris County TX GO	5.000%	9/15/2027	1,300	1,357
	Harris County TX GO	5.000%	9/15/2032	3,190	3,674
	Harris County TX GO	5.000%	9/15/2033	4,550	5,306
	Harris County TX Highway Revenue	5.000%	8/15/2028	3,000	3,041
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2027	4,925	4,682
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2028	5,760	5,324
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2029	5,260	4,726
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2030	6,320	5,511
[16]	Hays Consolidated Independent School District GO	5.000%	2/15/2030	600	660
[16]	Hays Consolidated Independent School District GO	5.000%	2/15/2031	1,000	1,122
[16]	Hays Consolidated Independent School District GO	5.000%	2/15/2032	1,500	1,710
[16]	Hays Consolidated Independent School District GO	5.000%	2/15/2033	640	739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2028	200	210
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2028	240	250
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2029	500	531
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2029	475	501
	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	7,160	7,160
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.050%	2/1/2028	3,855	3,877
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	2,060	2,100
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/2028	1,850	1,871
[16]	Houston Independent School District GO	5.000%	2/15/2031	6,750	7,582
	Houston Independent School District GO	5.000%	7/15/2032	1,500	1,724
	Houston Independent School District GO PUT	5.000%	7/15/2028	23,620	24,922
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	3,010	3,168
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	7,990	8,372
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2029	5,000	5,501
	Houston TX Combined Utility System Water Revenue VRDO	2.290%	2/5/2026	69,120	69,120
	Houston TX GO	5.000%	3/1/2026	4,400	4,409
	Houston TX GO	5.000%	3/1/2028	150	158
	Houston TX GO	5.000%	3/1/2028	400	422
	Houston TX GO	5.000%	3/1/2029	425	458
	Houston TX GO	5.000%	3/1/2030	1,250	1,377
	Houston TX GO	5.000%	3/1/2030	550	606
	Houston TX GO	5.000%	3/1/2030	725	798
	Houston TX GO	5.000%	3/1/2031	2,200	2,469
	Houston TX GO	5.000%	3/1/2031	850	954
	Houston TX GO	5.000%	3/1/2031	675	758
	Houston TX GO	5.000%	3/1/2032	5,320	6,071
	Houston TX GO	5.000%	3/1/2033	7,410	8,570
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/2028	370	385
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2032	1,000	1,058
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2034	1,650	1,653
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2028	1,775	1,805
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2030	2,015	2,080
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2031	1,015	1,047
[16]	Hutto Independent School District GO	5.000%	8/1/2028	315	336
[16]	Hutto Independent School District GO	5.000%	8/1/2029	425	462
[16]	Hutto Independent School District GO	5.000%	8/1/2030	225	250
[16]	Hutto Independent School District GO	5.000%	8/1/2031	400	452
[16]	Hutto Independent School District GO PUT	4.000%	8/1/2028	3,750	3,887
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2026	460	464
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2028	420	423
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2029	475	479
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2033	1,055	1,061
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2034	1,665	1,673
[16]	Irving Independent School District GO	5.000%	2/15/2027	2,850	2,931
[16]	Irving Independent School District GO	5.000%	2/15/2028	1,445	1,525
[16]	Irving Independent School District GO	5.000%	2/15/2029	1,550	1,674
[16]	Irving Independent School District GO	5.000%	2/15/2029	1,775	1,917
[16]	Irving Independent School District GO	5.000%	2/15/2030	1,160	1,281
[16]	Irving Independent School District GO	5.000%	2/15/2030	2,900	3,203
[16]	Irving Independent School District GO	5.000%	2/15/2031	3,745	4,218
[16]	Irving Independent School District GO	5.000%	2/15/2032	3,585	3,628
[16]	Irving Independent School District GO	5.000%	2/15/2032	2,905	3,326
[16]	Irving Independent School District GO	5.000%	2/15/2033	3,000	3,480
[16]	Joshua Independent School District GO	5.000%	8/15/2027	350	364
[16]	Joshua Independent School District GO	5.000%	8/15/2028	435	464
[16]	Joshua Independent School District GO	5.000%	8/15/2029	425	463
[16]	Joshua Independent School District GO	5.000%	8/15/2030	840	935
[16]	Joshua Independent School District GO	5.000%	8/15/2031	500	566
[16]	Judson Independent School District GO	4.000%	2/1/2033	1,050	1,050
[5]	Justin TX Special Assessment Revenue	2.500%	9/1/2026	25	25
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	6,500	6,903
[16]	Katy Independent School District GO PUT	4.000%	8/15/2026	5,000	5,039
[5,16]	Katy Independent School District GO TOB VRDO	3.150%	2/2/2026	5,460	5,460
	Kaufman County TX GO	5.000%	2/15/2026	165	165
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/2030	2,550	2,557
[5]	Kyle TX Special Assessment Revenue	4.375%	9/1/2028	300	303
[1]	La Salle County TX GO	5.000%	3/1/2027	765	785
[1]	La Salle County TX GO	5.000%	3/1/2029	1,625	1,743
[1]	La Salle County TX GO	5.000%	3/1/2030	1,150	1,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	La Salle County TX GO	5.000%	3/1/2031	2,530	2,814
[1]	La Salle County TX GO	5.000%	3/1/2032	2,740	3,085
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	240	246
[5]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/2027	204	204
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/2028	450	475
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/2029	450	486
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/2030	500	551
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/2031	1,250	1,403
	Laredo TX GO	5.000%	2/15/2027	1,000	1,027
	Laredo TX GO	5.000%	2/15/2029	1,510	1,628
	Laredo TX GO	5.000%	2/15/2030	1,200	1,322
	Laredo TX GO	4.000%	2/15/2031	1,815	1,816
	Laredo TX GO	5.000%	2/15/2031	1,000	1,123
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,640	1,650
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	910	911
[5]	Lavon TX Special Assessment Revenue	3.500%	9/15/2027	357	353
[5]	Lavon TX Special Assessment Revenue	4.250%	9/15/2031	100	100
[5]	Lavon TX Special Assessment Revenue	4.375%	9/15/2031	150	151
[16]	Leander Independent School District GO	0.000%	8/15/2026	900	888
	Leander Independent School District GO	0.000%	8/15/2026	1,400	1,381
[16]	Leander Independent School District GO	0.000%	8/15/2027	600	577
	Leander Independent School District GO	0.000%	8/15/2027	1,500	1,440
[16]	Leander Independent School District GO	0.000%	8/15/2028	1,100	1,030
	Leander Independent School District GO	0.000%	8/15/2028	1,000	934
[16]	Leander Independent School District GO	0.000%	8/15/2029	600	546
	Leander Independent School District GO	0.000%	8/15/2029	625	567
[16]	Leander Independent School District GO	0.000%	8/16/2029	500	448
[16]	Leander Independent School District GO	0.000%	8/15/2030	600	530
[16]	Leander Independent School District GO	0.000%	8/15/2031	315	270
[16]	Leander Independent School District GO	0.000%	8/15/2032	400	330
[16]	Leander Independent School District GO	0.000%	8/15/2033	540	430
[5,16]	Leander Independent School District GO TOB VRDO	2.310%	2/5/2026	3,165	3,165
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2026	9,488	9,523
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2028	20,000	19,938
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	2,150	2,160
[5]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/2027	173	169
[5]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/2027	109	108
[5]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	200	189
[16]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,000	5,004
[16]	Llano Independent School District GO	5.000%	2/15/2027	1,410	1,448
[16]	Llano Independent School District GO	5.000%	2/15/2031	1,000	1,048
	Lone Star College System GO	4.000%	2/15/2032	1,250	1,251
[16]	Longview Independent School District GO	5.000%	2/15/2027	1,700	1,745
[16]	Longview Independent School District GO	5.000%	2/15/2028	2,500	2,638
[16]	Longview Independent School District GO	5.000%	2/15/2029	2,240	2,412
[16]	Longview Independent School District GO	4.000%	2/15/2030	4,480	4,483
[16]	Longview Independent School District GO	5.000%	2/15/2030	1,800	1,981
[16]	Longview Independent School District GO	5.000%	2/15/2031	2,750	3,085
[16]	Longview Independent School District GO	5.000%	2/15/2032	2,020	2,303
[16]	Longview Independent School District GO	5.000%	2/15/2033	6,490	7,496
[16]	Lovejoy Independent School District GO	5.000%	2/15/2032	1,860	2,121
[16]	Lovejoy Independent School District GO	5.000%	2/15/2033	2,000	2,310
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2027	1,200	1,241
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2031	3,000	3,370
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	4,900	5,584
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	7,500	8,654
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	14,075	14,724
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	25,035	27,964
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2026	4,020	4,051
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	2,120	2,192
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2028	1,200	1,272
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,795	1,946
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	1,750	1,937
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	6,450	7,141
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	3,650	4,117
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2032	1,000	1,076
[5]	Lowry Crossing TX Special Assessment Revenue	4.250%	9/15/2030	300	305
[3]	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	415	415
[16]	Mabank Independent School District GO	5.000%	8/15/2027	275	286
[16]	Mabank Independent School District GO	5.000%	8/15/2028	390	416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Mabank Independent School District GO	5.000%	8/15/2030	800	891
[16]	Mabank Independent School District GO	5.000%	8/15/2031	775	879
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	15,980	16,143
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	1,415	1,416
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	2,500	2,501
[12]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	3,965	4,164
[16]	McKinney Independent School District GO	5.000%	2/15/2029	850	915
[16]	McKinney Independent School District GO	5.000%	2/15/2030	1,165	1,282
[16]	McKinney Independent School District GO	5.000%	2/15/2031	750	841
	McKinney TX GO	5.000%	8/15/2027	400	416
	McKinney TX GO	5.000%	8/15/2029	325	354
	McKinney TX GO	5.000%	8/15/2030	325	362
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2029	350	378
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2030	500	552
[3,16]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	555	555
[16]	Melissa Independent School District GO	5.000%	2/1/2029	500	536
[16]	Melissa Independent School District GO	5.000%	2/1/2030	500	548
[16]	Melissa Independent School District GO	5.000%	2/1/2031	500	558
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2026	550	557
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,050	1,087
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2028	2,250	2,378
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2027	4,035	4,062
[16]	Mesquite Independent School District GO	5.000%	8/15/2032	3,545	3,585
[5]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	4.750%	9/1/2030	800	818
	Midland County Hospital District GO	5.000%	5/15/2027	1,350	1,392
	Midland County Hospital District GO	5.000%	5/15/2028	820	865
[5]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	67	67
[5]	Midlothian TX Special Assessment Revenue	4.750%	9/15/2032	250	255
[16]	Midway Independent School District/McLennan County GO	4.000%	8/15/2032	2,000	2,090
[16]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/2030	2,560	2,594
[16]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/2031	1,230	1,244
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	530	531
[16]	Montgomery Independent School District GO	5.000%	2/15/2031	890	998
[16]	Navarro Independent School District GO PUT	4.000%	2/15/2028	3,345	3,446
[16]	New Boston Independent School District GO	2.700%	8/15/2030	515	515
[16]	New Caney Independent School District GO PUT	4.000%	8/15/2027	3,610	3,689
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	304
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	400	412
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	320	334
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	445	472
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,400	1,500
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,115	1,203
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,200	1,382
[5]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	8,500	8,798
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.250%	7/1/2032	2,035	2,075
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	3.500%	1/1/2027	865	851
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/2033	280	304
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project), Prere.	4.000%	1/1/2029	210	213
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2026	145	147
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2027	175	180
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2028	215	225
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2029	285	302
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2030	400	430
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2031	315	342
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	2,545	2,540
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.500%	10/1/2035	750	799
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	1,035	1,035
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	5.000%	4/1/2030	3,265	3,275
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	1,615	1,615
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,000	1,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,105	1,221
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,670	1,834
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	600	672
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	600	668
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	900	1,019
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	650	731
[16]	North East TX Independent School District GO	5.000%	8/1/2030	5,140	5,719
[16]	North East TX Independent School District GO	5.000%	8/1/2031	5,990	6,785
[16]	North East TX Independent School District GO	5.000%	8/1/2032	5,240	6,025
[16]	North East TX Independent School District GO	5.000%	8/1/2033	1,410	1,642
[16]	North East TX Independent School District GO PUT	3.750%	8/1/2027	2,885	2,927
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/2032	1,000	1,020
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/2026	301	300
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/2031	5,500	5,526
[5]	North Texas Municipal Water District Water System Water Revenue TOB VRDO	2.310%	2/5/2026	4,000	4,000
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	17,895	18,344
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	1,225	1,289
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	1,915	2,057
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	1,225	1,319
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	5,190	5,589
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	15,000	16,459
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	8,320	9,129
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	12,055	13,485
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	2,110	2,370
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,555	3,977
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	1,985	2,031
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	24,895	13,583
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	4,500	1,565
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	10,375	9,616
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	10,395	9,367
[16]	Northside Independent School District GO	5.000%	8/15/2028	540	576
[16]	Northside Independent School District GO	3.000%	6/15/2030	2,000	2,003
[16]	Northside Independent School District GO	5.000%	8/15/2030	1,000	1,113
[16]	Northside Independent School District GO	5.000%	8/15/2031	1,260	1,426
[16]	Northside Independent School District GO	4.000%	8/15/2032	1,060	1,065
[16]	Northside Independent School District GO	5.000%	8/15/2032	1,000	1,148
[16]	Northside Independent School District GO PUT	3.000%	8/1/2026	57,510	57,614
[16]	Northside Independent School District GO PUT	2.000%	6/1/2027	9,980	9,901
[16]	Northside Independent School District GO PUT	3.450%	8/1/2027	10,045	10,167
[16]	Northside Independent School District GO PUT	3.550%	6/1/2028	25,330	25,836
[16]	Northwest Independent School District GO	5.000%	2/15/2031	600	673
	Odessa TX GO	4.000%	3/1/2028	2,000	2,045
[16]	Palestine Independent School District GO	4.000%	2/15/2032	1,000	1,001
[16]	Pampa Independent School District GO	4.000%	8/15/2027	1,895	1,897
	Parker County TX GO	4.000%	2/15/2032	1,220	1,236
[16]	Pasadena Independent School District GO PUT	3.230%	8/15/2027	7,690	7,746
	Pearland TX GO	5.000%	3/1/2026	600	601
	Pearland TX GO	5.000%	3/1/2030	1,355	1,450
	Pearland TX GO	5.000%	3/1/2030	1,970	1,973
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2026	1,015	1,029
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2030	2,120	2,280
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2027	500	514
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2028	950	1,002
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2029	1,510	1,628
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2030	1,680	1,852
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2031	1,275	1,400
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	100	104
	Plano TX GO	3.100%	9/1/2033	4,010	4,011
[16]	Port Arthur Independent School District GO	5.000%	2/15/2026	2,230	2,232
	Port Arthur Independent School District GO	4.000%	2/15/2033	1,000	1,004
[16]	Port Neches-Groves TX Independent School District GO	2.750%	2/15/2029	610	610
	Potter County TX GO	3.000%	2/1/2028	500	500
[5]	Princeton TX Special Assessment Revenue	4.250%	9/1/2031	250	255
[5]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	4.500%	9/1/2030	333	340
[16]	Prosper Independent School District GO	5.000%	2/15/2027	250	257
[16]	Prosper Independent School District GO	5.000%	2/15/2028	1,000	1,055
[16]	Prosper Independent School District GO	5.000%	2/15/2029	1,150	1,240
[16]	Prosper Independent School District GO	4.000%	2/15/2030	1,400	1,419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Prosper Independent School District GO	5.000%	2/15/2030	900	990
[16]	Prosper Independent School District GO	5.000%	2/15/2031	1,000	1,120
[16]	Prosper Independent School District GO	5.000%	2/15/2032	1,750	1,993
[16]	Prosper Independent School District GO	5.000%	2/15/2033	2,000	2,309
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/2028	10,087	10,145
[16]	Rankin Independent School District GO	5.000%	2/15/2027	1,000	1,026
[16]	Rankin Independent School District GO	5.000%	2/15/2028	1,000	1,055
[16]	Rankin Independent School District GO	5.000%	2/15/2029	2,995	3,236
[16]	Rankin Independent School District GO	5.000%	2/15/2030	1,000	1,077
[16]	Rankin Independent School District GO	5.000%	2/15/2031	1,460	1,570
[16]	Rankin Independent School District GO	5.000%	2/15/2032	1,325	1,419
[16]	Rankin Independent School District GO	5.000%	2/15/2033	865	885
[16]	Rankin Independent School District GO	5.000%	2/15/2034	645	660
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/2026	430	432
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/2027	450	457
[16]	Richardson Independent School District GO	4.000%	2/15/2026	3,735	3,737
	Rockland County TX GO	5.000%	2/1/2026	550	550
	Rockland County TX GO	5.000%	2/1/2027	800	820
[16]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	11,790	13,079
[16]	Royse City TX Independent School District GO	0.000%	2/15/2031	820	710
[16]	Royse City TX Independent School District GO	0.000%	2/15/2032	1,100	920
	Royse City TX Special Assessment Revenue	4.625%	9/15/2035	823	828
[5]	Royse City TX Special Assessment Revenue	5.375%	9/15/2035	672	676
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2026	1,700	1,719
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	515	532
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/2029	1,300	1,398
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/2030	1,000	1,097
	San Angelo TX GO	3.000%	2/15/2027	5,750	5,780
	San Angelo TX GO	3.000%	2/15/2029	3,310	3,356
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	2,310	2,333
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	225	233
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/2027	800	808
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	330	342
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/2027	2,900	2,995
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2027	5,320	5,523
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2028	10,125	10,737
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2029	11,435	12,385
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2030	14,705	16,224
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	1,330	1,330
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	1,500	1,500
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	1,500	1,541
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/2028	3,325	3,225
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.125%	2/1/2028	3,000	3,000
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,000	1,052
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	4,715	4,758
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/2029	11,405	11,405
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/2029	5,000	5,000
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,745	1,791
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	4,000	4,310
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	2,305	2,484
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,000	1,077
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	2,200	2,370
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	4,500	4,953
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	4,360	4,799
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,000	1,101
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,380	1,519
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	3,000	3,000
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	1,500	1,684
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	1,835	2,059
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2032	3,000	3,017
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	2,105	2,130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	2,955	3,029
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	10,000	10,049
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	7,660	7,550
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,865	10,911
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	10,055	9,901
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	9,755	9,761
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	27,250	27,490
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	35,920	35,981
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	50,915	51,468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	19,335	19,499
	San Antonio TX GO	5.000%	2/1/2026	1,000	1,000
	San Antonio TX GO	5.000%	2/1/2029	600	646
	San Antonio TX GO	5.000%	2/1/2029	100	108
	San Antonio TX GO	5.000%	2/1/2030	750	825
	San Antonio TX GO	5.000%	2/1/2030	1,750	1,926
	San Antonio TX GO	5.000%	2/1/2031	600	673
	San Antonio TX GO	5.000%	2/1/2031	1,360	1,526
	San Antonio TX GO	5.000%	2/1/2033	1,000	1,157
	San Antonio TX GO	5.000%	2/1/2033	1,300	1,505
[5]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	13,160	13,160
	San Antonio Water System Water Revenue	5.000%	5/15/2027	1,000	1,035
	San Antonio Water System Water Revenue	5.000%	5/15/2029	1,000	1,086
	San Antonio Water System Water Revenue	5.000%	5/15/2030	1,000	1,108
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	11,405	11,246
	San Patricio County TX GO	5.000%	4/1/2026	150	151
	San Patricio County TX GO	5.000%	4/1/2027	140	144
	San Patricio County TX GO	5.000%	4/1/2029	300	323
	Schertz TX GO	3.000%	2/1/2030	210	210
[16]	Sherman TX Independent School District GO	5.000%	2/15/2029	1,000	1,077
[16]	Sinton Independent School District GO PUT	4.000%	8/15/2026	2,000	2,016
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/2027	5,500	5,575
[16]	South San Antonio TX Independent School District GO	0.000%	8/15/2029	1,000	905
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2029	1,125	1,229
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	325	329
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	175	182
[16]	Southwest Independent School District GO	5.000%	2/1/2028	1,005	1,059
[16]	Southwest Independent School District GO	5.000%	2/1/2030	1,775	1,955
[16]	Southwest Independent School District GO	5.000%	2/1/2030	1,300	1,432
[16]	Southwest Independent School District GO	5.000%	2/1/2031	1,000	1,122
[16]	Spring Independent School District GO	5.000%	8/15/2029	500	545
	Spring Independent School District GO	5.000%	8/15/2029	1,100	1,196
[16]	Spring Independent School District GO	5.000%	8/15/2030	560	623
	Spring Independent School District GO	5.000%	8/15/2030	4,500	4,988
[16]	Spring Independent School District GO	4.000%	8/15/2031	2,145	2,158
[16]	Spring Independent School District GO	4.000%	8/15/2032	3,545	3,565
	Stephen F Austin State University College & University Revenue	5.000%	10/15/2029	875	951
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	20,760	20,917
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	3,000	3,012
	Tarrant County College District GO	5.000%	8/15/2028	1,565	1,665
	Tarrant County College District GO	5.000%	8/15/2029	3,195	3,476
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,500	3,536
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	675	682
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,010
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,035
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	175	182
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	300	317
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,058
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	432
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,102
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,000	2,203
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,690	1,891
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	12,000	13,452
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,135	1,207
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2028	2,990	3,012
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.000%	11/15/2027	305	311
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	8,055	8,086
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	27,315	29,604
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	13,800	15,085
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	25,860	29,041
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	61,315	69,297
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.000%	2/4/2026	50,000	50,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.280%	2/5/2026	1,950	1,950
[5]	Tarrant County Hospital District GO TOB VRDO	3.150%	2/2/2026	11,085	11,085
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	1,330	1,376
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	3,400	3,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2028	3,000	3,006
[16]	Taylor County Wylie Independent School District GO	4.000%	2/15/2031	1,925	1,926
	Temple TX GO	4.000%	8/1/2032	1,630	1,657
[16]	Temple TX Independent School District GO	5.000%	2/1/2028	1,105	1,165
[16]	Temple TX Independent School District GO	5.000%	2/1/2029	1,280	1,374
[16]	Temple TX Independent School District GO	5.000%	2/1/2030	1,575	1,732
[16]	Temple TX Independent School District GO	4.000%	2/1/2033	500	500
[16]	Terrell TX Independent School District GO	5.000%	8/1/2031	370	418
[16]	Terrell TX Independent School District GO	5.000%	8/1/2032	650	746
[16]	Terrell TX Independent School District GO	5.000%	8/1/2033	1,500	1,743
	Texas A&M University College & University Revenue	5.000%	5/15/2027	1,565	1,620
	Texas A&M University College & University Revenue	5.000%	5/15/2028	1,300	1,379
	Texas A&M University College & University Revenue	5.000%	5/15/2029	2,145	2,329
	Texas A&M University College & University Revenue	5.000%	5/15/2030	2,310	2,563
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.450%	1/1/2032	2,323	2,351
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/2049	905	918
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/2051	5,765	5,776
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/2052	1,625	1,628
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/2054	13,055	14,418
[3]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.000%	1/1/2057	8,890	10,153
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2026	3,750	3,751
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/2027	7,000	7,055
	Texas GO	4.000%	8/1/2026	1,450	1,452
	Texas GO	4.000%	8/1/2027	500	501
	Texas GO	4.000%	8/1/2028	1,250	1,251
	Texas GO	5.000%	10/1/2028	11,795	12,649
	Texas GO	4.000%	8/1/2029	1,250	1,251
	Texas GO	4.000%	8/1/2030	1,500	1,501
	Texas GO	5.000%	8/1/2030	3,500	3,641
	Texas GO	5.000%	10/1/2030	14,000	15,693
	Texas GO	4.000%	8/1/2031	1,250	1,251
	Texas GO	5.000%	10/1/2031	7,420	7,743
	Texas GO	5.000%	10/1/2031	8,595	9,818
	Texas GO	5.000%	10/1/2032	13,550	14,121
	Texas GO	5.000%	10/1/2033	3,500	3,643
	Texas GO VRDO	2.400%	2/4/2026	19,050	19,050
	Texas GO VRDO	2.400%	2/4/2026	40,790	40,790
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	1,000	1,022
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	16,175	16,682
[4]	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue, 67% of TSFR3M + 1.625%	4.120%	12/15/2026	2,765	2,766
[4]	Texas Municipal Gas Acquisition & Supply Corp. II Natural Gas Revenue, 67% of TSFR3M + 1.045%	3.540%	9/15/2027	2,310	2,317
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	7,700	7,843
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	17,195	17,826
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	20,260	21,323
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	6,875	7,337
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	10,345	11,175
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2029	5,480	5,819
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2030	5,625	6,072
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/2031	5,470	6,046
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	80,045	85,460
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2031	1,700	1,839
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2032	4,515	4,924
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2028	550	570
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2029	1,100	1,156
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2030	1,500	1,596
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2031	1,730	1,854
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2032	2,150	2,322
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2033	5,120	5,542
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2034	1,500	1,629
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2026	870	872
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2027	2,030	2,034
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2028	645	646
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2030	4,180	4,352
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2031	1,065	1,106
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	3,630	3,762
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	1,120	1,158
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2030	15,565	16,814
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	2,500	2,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2026	260	261
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2026	500	503
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2027	1,640	1,673
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	725	753
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	640	673
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2029	1,810	1,910
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2029	1,000	1,074
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2030	1,000	1,094
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/2049	1,265	1,278
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/2027	1,750	1,764
[3]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	2.800%	2/1/2027	4,111	4,111
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2027	6,625	6,683
[1,5]	Texas State Technical College & University Revenue TOB VRDO	2.480%	2/5/2026	13,875	13,875
	Texas State University System College & University Revenue	5.000%	3/15/2026	5,835	5,855
	Texas State University System College & University Revenue	5.000%	3/15/2027	130	130
	Texas State University System College & University Revenue	5.000%	3/15/2027	5,250	5,406
	Texas State University System College & University Revenue	5.000%	3/15/2028	10,500	11,072
	Texas State University System College & University Revenue	5.000%	3/15/2029	5,500	5,936
	Texas State University System College & University Revenue	5.000%	3/15/2030	5,500	6,062
	Texas State University System CP	2.470%	4/28/2026	100,901	100,901
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	79,030	78,678
	Texas Water Development Board Water Revenue	5.000%	10/15/2026	2,000	2,039
	Texas Water Development Board Water Revenue	5.000%	10/15/2027	1,450	1,518
	Texas Water Development Board Water Revenue	5.000%	4/15/2028	1,885	1,998
	Texas Water Development Board Water Revenue	5.000%	4/15/2028	1,000	1,060
	Texas Water Development Board Water Revenue	5.000%	10/15/2028	3,650	3,918
	Texas Water Development Board Water Revenue	5.000%	10/15/2028	1,420	1,524
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	2,240	2,432
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	2,000	2,171
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	2,500	2,746
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	3,450	3,789
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	2,300	2,552
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	3,000	3,329
	Texas Water Development Board Water Revenue	4.000%	10/15/2030	5,240	5,281
	Texas Water Development Board Water Revenue	4.000%	10/15/2030	10,000	10,299
	Texas Water Development Board Water Revenue	5.000%	10/15/2030	5,000	5,605
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	1,495	1,692
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,350	1,427
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,000	1,044
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	2,325	2,655
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	7,700	7,750
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	3,760	3,763
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	3,000	3,202
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	1,760	1,787
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	2,410	2,440
[16]	Tomball Independent School District GO	5.000%	2/15/2030	1,110	1,222
[16]	Tomball Independent School District GO	5.000%	2/15/2031	5,165	5,799
[16]	Tomball Independent School District GO	5.000%	2/15/2032	11,490	13,100
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	5,325	5,336
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,750	1,769
	Travis County TX GO	5.000%	3/1/2033	15,760	16,903
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2030	2,025	2,227
[16]	Tyler Independent School District GO	5.000%	2/15/2030	1,000	1,102
[16]	Tyler Independent School District GO	4.000%	2/15/2032	2,850	2,852
	University of Houston College & University Revenue	5.000%	2/15/2031	1,490	1,493
	University of Houston College & University Revenue	4.000%	2/15/2032	2,240	2,242
	University of North Texas System College & University Revenue	5.000%	4/15/2029	810	875
	University of North Texas System College & University Revenue	5.000%	4/15/2030	640	707
	University of North Texas System College & University Revenue	5.000%	4/15/2031	790	889
	University of North Texas System College & University Revenue	5.000%	4/15/2032	955	1,092
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2030	350	388
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2031	800	902
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2032	650	744
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,275	2,288
	Waco TX GO	4.000%	2/1/2029	3,590	3,691
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2027	1,260	1,291
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2030	1,245	1,366
[16]	Waller Consolidated Independent School District GO	4.000%	2/15/2032	1,000	1,001
	Waxahachie TX GO	4.000%	8/1/2030	1,000	1,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Weslaco Independent School District GO	4.000%	2/15/2032	1,220	1,221
	Williamson County TX GO	5.000%	2/15/2028	10,000	10,529
	Williamson County TX GO	5.000%	2/15/2029	23,265	25,094
	Williamson County TX GO	5.000%	2/15/2029	11,845	12,776
	Williamson County TX GO	5.000%	2/15/2030	7,750	8,540
	Williamson County TX GO	5.000%	2/15/2031	12,940	14,524
	Williamson County TX GO	5.000%	2/15/2032	6,490	7,409
	Williamson County TX GO	4.000%	2/15/2033	2,140	2,152
	Williamson County TX GO	4.000%	2/15/2034	490	492
	Williamson County TX GO, Prere.	4.000%	8/15/2026	1,760	1,775
					3,549,085
Utah (0.5%)
	Alpine UT School District (Utah School Bond Guaranty Program) GO	2.950%	3/15/2033	7,525	7,534
	Box Elder County UT School District GO	3.000%	7/15/2028	795	795
[5]	Copper Rim Infrastructure Financing District Special Assessment Revenue	6.125%	12/1/2054	1,095	1,123
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2029	645	694
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2031	1,370	1,529
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2032	1,000	1,131
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2028	675	713
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2029	550	594
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2030	700	770
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2031	910	1,019
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2032	2,200	2,496
[1,5]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue TOB VRDO	3.400%	2/2/2026	9,375	9,375
[1,5]	Downtown Revitalization Public Infrastructure District Utah Sales Tax Revenue TOB VRDO	3.300%	2/2/2026	8,440	8,440
[1,5]	Downtown Revitalization Public Infrastructure District Utah Sales Tax Revenue TOB VRDO	3.300%	2/2/2026	8,440	8,440
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	1,970	2,147
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,720	1,914
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,500	1,669
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	1,500	1,698
[10]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/2029	12,825	13,464
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2026	125	125
[5]	Utah Charter School Finance Authority Charter School Aid Revenue	5.250%	6/15/2032	800	826
[5]	Utah Charter School Finance Authority Charter School Aid Revenue (Beehive Science & Technology Academy Project)	4.000%	10/15/2031	965	931
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	4,780	4,834
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	3,935	4,333
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,220	1,356
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	2,715	3,028
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,420	2,743
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,280	5,938
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,410	6,227
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	8,670	10,004
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	2,635	3,055
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	21,485	25,022
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	1,075	1,081
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.180%	2/1/2029	2,000	2,010
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	4,400	4,409
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2029	4,450	4,462
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	5,795	5,838
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/2027	550	556
	Utah State University College & University Revenue	4.000%	12/1/2027	480	481
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2026	500	504
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2028	700	740
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2029	750	811
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2030	1,000	1,104
					155,963
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2026	500	500
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2027	160	161
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2028	225	227
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2029	440	445
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2030	225	229
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2031	1,000	973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	11/1/2055	5,899	6,576
					9,111
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	6,010	6,069
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	4,310	4,409
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2026	815	825
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2027	580	598
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2028	550	578
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	630	673
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	1,160	1,258
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2031	875	964
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2032	830	925
					16,299
Virginia (1.0%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	900	906
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	815	856
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	820	877
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2027	1,785	1,792
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	15,430	16,957
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2027	2,405	2,406
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2029	1,015	1,019
	Arlington County VA GO	2.500%	8/15/2029	10,000	9,969
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2030	15,350	16,791
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	3,445	3,549
	Franklin County VA IDA Intergovernmental Agreement Revenue	5.000%	10/15/2030	6,900	7,176
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	4,350	4,418
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/2027	13,925	14,442
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,700	1,726
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/2027	2,485	2,509
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/2028	1,680	1,716
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2029	6,725	6,772
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	3,193	3,217
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	500	517
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	500	540
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	500	551
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2027	885	889
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	455	459
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2029	230	233
	Loudoun County VA GO	5.000%	12/1/2027	2,110	2,217
	Loudoun County VA GO	5.000%	12/1/2028	2,115	2,278
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	2,150	2,184
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	3,435	3,488
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	935	1,012
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2026	1,580	1,582
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2027	1,000	1,016
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2028	10,380	11,056
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/4/2026	48,455	48,455
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	1,755	1,764
	Prince William County Service Authority Water Revenue	5.000%	7/15/2029	500	546
	Prince William County Service Authority Water Revenue	5.000%	7/15/2030	250	279
	Prince William County Service Authority Water Revenue	5.000%	7/15/2031	500	569
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.100%	12/1/2026	785	785
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	1,352	1,367
	Roanoke Economic Development Authority College & University Revenue	5.000%	9/1/2032	1,085	1,113
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	4,140	4,491
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	910	913
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2027	955	964
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	1,000	1,016
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	1,000	1,008
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,470	2,499
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2030	10,215	10,329
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2032	8,355	8,362
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2033	9,600	9,607
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2034	8,935	8,941
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	2,200	2,257
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2030	1,005	940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2027	400	409
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2028	425	441
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2027	15,500	16,049
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/2028	2,860	2,862
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/2028	1,165	1,096
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/2028	7,445	7,449
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	3/1/2029	275	275
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/2029	8,285	8,289
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	4/1/2029	1,730	1,724
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/2029	2,815	2,821
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.950%	6/1/2029	1,250	1,255
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	9/1/2029	1,125	1,128
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	10/1/2029	6,500	6,504
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/2029	500	468
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	17,040	17,042
	Virginia Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,000	1,157
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2026	235	235
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,615	1,645
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	2,750	2,905
[5,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.630%	2/5/2026	3,860	3,860
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,250	1,338
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,000	1,093
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,100	2,133
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.125%	10/1/2030	14,565	14,705
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	2,765	2,808
					331,016
Washington (2.1%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/2032	3,455	3,468
	Bellevue WA GO	3.000%	12/1/2026	975	975
	Benton County School District No 400 Richland GO	5.000%	12/1/2031	1,500	1,551
[10]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	2,800	2,624
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	2,795	3,123
	Clark County School District No. 117 Camas GO	4.000%	12/1/2030	3,825	3,843
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	7,125	7,218
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	5,500	6,245
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	5,000	5,769
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2027	3,990	4,118
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	6,060	6,336
	Franklin County School District No. 1 Pasco GO	5.000%	12/1/2032	2,790	2,917
	Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/2032	3,610	3,623
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2030	2,200	2,418
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/2026	450	452
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/2027	650	658
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2027	150	152
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2028	150	154
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	905	906
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	1,655	1,688
	King County School District No. 401 Highline GO	5.000%	12/1/2028	1,250	1,345
	King County School District No. 401 Highline GO	5.000%	12/1/2030	1,800	2,019
	King County School District No. 405 Bellevue GO	4.000%	12/1/2032	1,220	1,249
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2027	1,900	1,995
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2028	3,000	3,224
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2029	2,575	2,832
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2031	900	1,029
	King County School District No. 411 Issaquah GO	4.000%	12/1/2031	1,000	1,004
	King County School District No. 411 Issaquah GO	5.000%	12/1/2032	3,750	3,830
	King County WA Sewer Revenue	5.000%	1/1/2031	2,250	2,529
[4]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.510%	1/1/2040	23,825	23,650
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2029	1,000	1,091
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2030	1,050	1,168
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2031	1,100	1,243
	Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/2032	2,320	2,382
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/2031	1,260	1,266
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2026	1,335	1,338
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2027	1,535	1,579
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2028	1,600	1,689
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2030	720	795
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2031	1,450	1,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/2033	1,270	1,307
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	1,865	1,975
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	4.000%	12/1/2032	5,655	5,778
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/2027	4,500	4,556
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/2030	4,745	4,855
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	4/1/2032	4,455	4,463
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2033	1,415	1,440
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/2028	1,915	1,931
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.530%	5/1/2045	18,975	18,894
[5]	Seattle WA Water System Water Revenue TOB VRDO	2.310%	2/5/2026	4,000	4,000
	Skagit County Consolidated School District No. 320 Mount Vernon GO	5.000%	12/1/2031	1,000	1,047
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	2,825	2,859
[3]	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	5,865	5,777
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/2032	1,150	1,154
	Spokane WA GO	3.500%	12/1/2028	1,610	1,610
	Spokane WA GO	4.000%	12/1/2029	1,535	1,536
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2030	9,190	9,194
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2032	1,470	1,470
	Tacoma WA Sewer Revenue	4.000%	12/1/2030	2,860	2,983
	Tacoma WA Sewer Revenue	4.000%	12/1/2033	6,440	6,443
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	18,805	19,055
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	5.000%	10/1/2027	1,460	1,481
	Washington GO	5.000%	7/1/2027	7,000	7,272
	Washington GO	4.000%	7/1/2028	25,000	26,032
	Washington GO	5.000%	7/1/2028	10,000	10,646
	Washington GO	5.000%	8/1/2028	10,000	10,669
	Washington GO	5.000%	6/1/2029	5,120	5,573
	Washington GO	5.000%	8/1/2029	1,190	1,238
	Washington GO	5.000%	7/1/2030	18,500	20,633
	Washington GO	5.000%	8/1/2030	1,125	1,170
	Washington GO	5.000%	7/1/2031	25,000	28,427
	Washington GO	5.000%	8/1/2031	13,000	13,512
	Washington GO	5.000%	7/1/2032	12,000	13,868
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,945	1,967
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,250	2,275
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	790	800
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,000	1,048
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,430	1,528
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,690	2,892
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,990	2,117
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,910	4,231
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,150	1,250
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,350	1,408
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	4,490	4,905
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,105	4,523
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	24,255	26,670
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,000	2,207
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,690	1,757
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	6,840	7,569
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	6,190	6,939
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	3,520	3,735
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,295	4,794
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	2,390	2,670
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,074
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,074
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	2,525	2,620
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	20,550	22,959
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,755	4,257
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,190	3,376
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	14,565	16,403
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	20,275	22,814
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	300	311
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,845	3,248
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	4,070	4,072
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,950	2,005
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	2,565	2,570
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	19,070	21,828
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	24,710	24,736
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	4,950	5,336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	44,950	46,669
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	12,000	13,355
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2033	1,525	1,539
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2028	540	557
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2026	350	352
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2027	200	205
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	22,385	23,278
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	370	383
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,185	1,282
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2032	2,000	2,066
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2027	350	359
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2028	555	579
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2029	775	821
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2030	890	957
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.375%	1/1/2033	16,150	16,181
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/2026	420	420
[5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	4,000	4,001
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2029	655	682
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2030	1,310	1,378
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2030	300	321
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2031	1,695	1,798
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2031	500	542
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2032	750	819
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2033	500	550
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	6,643	6,515
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/2050	475	471
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/2052	2,070	2,176
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	600	613
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2027	910	906
	Washington State University College & University Revenue	5.000%	4/1/2028	1,765	1,862
	Washington State University College & University Revenue	5.000%	4/1/2029	1,275	1,376
	Washington State University College & University Revenue	5.000%	4/1/2030	2,000	2,204
	Washington State University College & University Revenue	5.000%	4/1/2031	770	864
	Washington State University College & University Revenue	5.000%	4/1/2032	785	895
					720,918
West Virginia (0.2%)
[1]	Cabell County Board of Education GO	2.000%	6/1/2026	3,685	3,675
[1]	Cabell County Board of Education GO	2.000%	6/1/2027	4,510	4,458
[1]	Cabell County Board of Education GO	2.000%	6/1/2028	3,400	3,300
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,565	2,568
[5]	Monongalia County WV Tax Increment/Allocation Revenue	5.000%	6/1/2033	795	835
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2026	250	252
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2028	300	315
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	170	182
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2031	550	604
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2032	500	553
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2033	500	555
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	6,320	6,442
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	4,510	4,597
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	4,365	4,423
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2032	2,400	2,437
	West Virginia GO	5.000%	12/1/2031	1,000	1,061
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2030	2,065	2,135
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,050	1,051
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	900	901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	775	781
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	9,925	11,008
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	600	615
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	650	654
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	1,890	2,035
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2028	425	447
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2030	200	218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2031	300	332
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2032	250	280
					56,714
Wisconsin (2.8%)
	Brown County WI GO	2.750%	11/1/2029	595	594
	Burnett County WI GO	2.000%	11/1/2026	1,010	1,002
	Dane County WI GO	2.000%	4/1/2027	3,405	3,382
	Dane County WI GO	2.000%	4/1/2028	1,715	1,673
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/2027	1,500	1,502
	Glenwood City School District GO	2.750%	3/1/2029	540	538
	Green Bay Area Public School District GO	5.000%	4/1/2030	975	1,079
	Green Bay Area Public School District GO	5.000%	4/1/2031	2,750	3,104
	Green Bay Area Public School District GO	5.000%	4/1/2032	2,000	2,295
	Janesville School District GO	5.000%	3/1/2030	330	364
	Janesville School District GO	5.000%	3/1/2031	400	449
	Janesville School District GO	5.000%	3/1/2032	825	943
	Jefferson County WI GO	2.600%	4/1/2030	445	441
	Madison WI GO	1.250%	10/1/2031	7,725	6,776
	Madison WI Metropolitan School District GO	1.375%	3/1/2031	4,760	4,252
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/2029	2,785	2,821
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2032	500	508
	Milwaukee WI GO	5.000%	4/1/2026	3,785	3,800
[1]	Milwaukee WI GO	5.000%	4/1/2026	1,345	1,351
	Milwaukee WI GO	5.000%	12/1/2026	2,735	2,791
	Milwaukee WI GO	5.000%	4/1/2027	5,135	5,281
	Milwaukee WI GO	5.000%	4/1/2027	7,080	7,282
[2]	Milwaukee WI GO	5.000%	4/1/2027	1,310	1,349
[1]	Milwaukee WI GO	5.000%	4/1/2027	1,350	1,390
[2]	Milwaukee WI GO	5.000%	4/1/2027	1,460	1,504
	Milwaukee WI GO	5.000%	12/1/2027	2,745	2,867
	Milwaukee WI GO	5.000%	4/1/2028	3,275	3,439
	Milwaukee WI GO	5.000%	4/1/2028	3,025	3,176
[1]	Milwaukee WI GO	5.000%	4/1/2028	6,665	7,001
[2]	Milwaukee WI GO	5.000%	4/1/2028	1,320	1,387
[1]	Milwaukee WI GO	5.000%	4/1/2028	1,680	1,765
	Milwaukee WI GO	5.000%	12/1/2028	2,745	2,923
	Milwaukee WI GO	5.000%	4/1/2029	1,050	1,125
	Milwaukee WI GO	5.000%	4/1/2029	3,615	3,709
[2]	Milwaukee WI GO	5.000%	4/1/2029	2,655	2,847
[1]	Milwaukee WI GO	5.000%	4/1/2029	1,685	1,807
[2]	Milwaukee WI GO	5.000%	12/1/2029	3,760	4,086
	Milwaukee WI GO	5.000%	12/1/2029	2,750	2,985
	Milwaukee WI GO	5.000%	4/1/2030	1,335	1,369
[1]	Milwaukee WI GO	5.000%	4/1/2030	6,765	7,395
[2]	Milwaukee WI GO	5.000%	12/1/2030	3,760	4,158
	Milwaukee WI GO	5.000%	12/1/2030	2,750	3,038
	Milwaukee WI GO	4.000%	4/1/2031	1,630	1,650
	Milwaukee WI GO	5.000%	4/1/2031	1,770	1,814
[2]	Milwaukee WI GO	5.000%	12/1/2031	3,760	4,219
	Milwaukee WI GO	5.000%	12/1/2031	5,515	6,184
[2]	Milwaukee WI GO	5.000%	12/1/2032	3,705	4,203
	Milwaukee WI GO	5.000%	12/1/2032	5,520	6,259
[2]	Milwaukee WI GO	3.000%	4/1/2033	1,415	1,419
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2033	2,500	2,414
	Oregon WI GO	3.000%	3/1/2030	195	196
	Oregon WI School District GO	2.700%	3/1/2027	1,075	1,071
	Oregon WI School District GO	3.050%	3/1/2030	3,190	3,191
	Platteville WI GO	3.000%	9/1/2030	300	301
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue (Anticipation Notes Program)	5.000%	8/27/2026	2,000	2,029
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue (Anticipation Notes Program)	5.000%	9/24/2026	9,100	9,232
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2026	185	185
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2028	470	475
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2033	1,045	1,049
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2034	4,550	4,308
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2034	1,200	1,202
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2026	430	431
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2028	275	279
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2028	440	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2029	450	447
[5]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2034	400	419
	Public Finance Authority College & University Revenue	5.000%	4/1/2030	1,215	1,277
	Public Finance Authority College & University Revenue	5.000%	4/1/2031	1,275	1,350
	Public Finance Authority College & University Revenue	5.250%	10/1/2031	1,030	1,063
	Public Finance Authority College & University Revenue	5.250%	10/1/2032	720	741
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	15,245	15,290
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	18,975	19,532
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	400	403
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	1,215	1,222
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	3,000	3,048
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,100	1,123
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,880	3,908
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,150	1,185
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	460	472
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	365	371
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	2,295	2,378
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	250	261
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	255	261
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	4,045	4,307
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2029	185	187
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	320	331
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,800	1,831
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	1,675	1,665
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,000	1,093
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,050	1,058
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/2027	1,080	1,116
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/2028	875	926
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/2029	1,000	1,082
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2026	275	279
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2029	300	321
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2032	460	510
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	5.000%	6/1/2027	2,975	3,006
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2031	7,830	7,740
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	15,525	16,119
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	4,710	4,792
[5]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	7,116	7,116
[5]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	593	306
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	23,325	23,365
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	15,936	16,000
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	30,124	30,291
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	630	652
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	235	246
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2030	170	180
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	580	628
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	9,010	9,043
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.000%	7/1/2034	250	282
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.000%	7/1/2035	250	280
[5]	Public Finance Authority WI Health, Hospital, Nursing Home Revenue TOB VRDO	2.580%	2/5/2026	38,125	38,125
[1]	Racine Unified School District GO	5.000%	4/1/2030	1,155	1,271
	Racine Unified School District Miscellaneous Revenue	4.000%	4/1/2030	26,860	27,667
[1]	Sparta Area School District GO	5.000%	3/1/2026	370	371
[1]	Sparta Area School District GO	5.000%	3/1/2028	135	142
[1]	Sparta Area School District GO	5.000%	3/1/2029	750	807
[1]	Sparta Area School District GO	5.000%	3/1/2030	1,500	1,649
	Sussex WI GO	2.500%	3/1/2030	345	339
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	750	826
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	5,745	6,358
	Waukesha WI GO	2.000%	10/1/2026	2,455	2,440
	Waukesha WI GO	2.000%	10/1/2027	3,000	2,957
	Waukesha WI GO	2.000%	10/1/2028	3,000	2,915
	Waunakee Community School District GO	3.250%	4/1/2028	24,000	24,009
	Wausau School District GO	5.000%	3/1/2028	2,845	2,993
	Wausau School District GO	5.000%	3/1/2029	4,530	4,869
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/2027	2,630	2,633
	Williams Bay WI GO	2.750%	4/1/2030	325	324
	Winneconne Community School District GO	2.625%	4/1/2030	400	396
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2028	1,050	972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2028	265	245
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	4,035	4,401
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	1,780	1,984
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	2,700	3,068
	Wisconsin GO	5.000%	5/1/2027	9,225	9,543
	Wisconsin GO	5.000%	5/1/2029	3,250	3,534
	Wisconsin GO	5.000%	5/1/2029	2,865	3,116
	Wisconsin GO	5.000%	5/1/2030	5,000	5,559
	Wisconsin GO	5.000%	5/1/2030	10,000	11,117
	Wisconsin GO	5.000%	5/1/2031	7,370	8,354
	Wisconsin GO	5.000%	5/1/2032	10,000	11,527
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2026	1,100	1,117
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	685	686
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	1,000	1,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	400	400
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	575	579
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,009
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	350	353
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	204
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,695	1,724
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	715	719
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,000	3,081
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	400	410
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	150	154
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	3,130	3,149
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,450	1,507
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	750	757
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	850	891
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	515	538
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	275	290
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,000	1,052
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	2,005	2,005
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,985	2,105
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	13,045	13,880
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	175	188
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	3,125	3,372
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/15/2029	8,890	8,946
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,845	3,073
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	275	302
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,675	1,827
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	4,445	4,879
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	2,990	3,282
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	6,195	6,811
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	5,145	5,292
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	2,775	3,071
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	8,190	9,121
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,006
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	4,650	5,171
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,970	6,638
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,940	3,291
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2032	2,000	2,026
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	4,400	4,955
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	4,795	5,383
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	8,865	10,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	5,000	5,680
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	5,305	6,005
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	7,195	7,206
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	2,260	2,281
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	1,575	1,590
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/2026	10,075	10,194
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	8,230	8,312
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	4,345	4,666
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,885	4,171
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	34,250	37,363
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2033	44,570	49,789
[5,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.250%	2/2/2026	12,800	12,800
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.480%	2/5/2026	4,275	4,275
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	4,360	4,381
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	2.460%	8/15/2054	13,165	13,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/2029	370	373
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2034	1,000	1,034
[5]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collaboration Inc. Project)	5.000%	8/1/2027	5,500	5,543
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.950%	3/1/2026	875	874
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.050%	9/1/2026	820	811
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.150%	3/1/2027	850	828
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.850%	3/1/2027	1,225	1,210
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.250%	9/1/2027	870	839
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.400%	3/1/2028	750	719
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.500%	9/1/2028	790	755
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.600%	3/1/2029	855	810
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.700%	9/1/2029	835	785
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.500%	9/1/2031	1,485	1,509
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/2047	2,570	2,592
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/2048	1,465	1,469
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.250%	3/1/2049	880	894
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,215	1,202
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	2,540	2,514
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/2053	8,470	8,837
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2054	4,255	4,698
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	2,690	2,934
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	8,455	9,299
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	4,270	4,787
[3]	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	1,150	1,281
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	2,840	2,841
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	540	540
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.050%	5/3/2027	7,510	7,513
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	11,390	11,477
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2028	7,500	7,519
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/2026	1,035	1,045
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/2026	7,500	7,639
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	1,625	1,661
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	25,067	25,313
					958,350
Wyoming (0.2%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2027	205	208
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2029	120	124
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2030	500	521
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/2026	34,000	33,752
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2052	685	686
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2053	2,440	2,590
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	3,995	4,497
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	2.150%	2/5/2026	20,625	20,625
					63,003
Total Tax-Exempt Municipal Bonds (Cost $32,764,735)					33,174,998

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	43,981	28,808
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	19,075	12,685
Total Taxable Municipal Bonds (Cost $38,237)					41,493
				Shares
Temporary Cash Investments (2.7%)
Investment Company (2.7%)
[17]	Vanguard Municipal Low Duration Fund (Cost $920,028)	2.218%		92,002,958	920,029
Total Investments (100.3%) (Cost $33,723,000)					34,136,520
Other Assets and Liabilities—Net (-0.3%)					(106,828)
Net Assets (100%)					34,029,692
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $1,681,361, representing 4.9% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Step bond.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/8/2026	JPMC	50,000	Buy	5-Year MMD AAA General Obligation Scale	2.340%	36	36	—
4/9/2026	JPMC	50,000	Buy	5-Year MMD AAA General Obligation Scale	2.340%	39	39	—
						75	75	—
JPMC—JPMorgan Chase Bank, N.A.

A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at January 31, 2026.
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	33,174,998	—	33,174,998
Taxable Municipal Bonds	—	41,493	—	41,493
Temporary Cash Investments	920,029	—	—	920,029
Total	920,029	33,216,491	—	34,136,520
Derivative Financial Instruments
Assets
Swap Contracts	—	75	—	75